UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23820

Morgan Stanley ETF Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)                                            (Zip code)

John H. Gernon
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 212- 762-1886

Date of fiscal year end: September 30.

Date of reporting period: September 30, 2023

Item 1 - Report to Shareholders

Morgan Stanley ETF Trust
Calvert International
Responsible Index ETF
NYSE Arca: CVIE
Annual Report
September 30, 2023

Morgan Stanley ETF Trust
Annual Report — September 30, 2023
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management’s website: www.calvert.com.
Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future. There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.
Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Expense Example
...........................................................................................
3
Investment Overview
........................................................................................
4
Portfolio of Investments
.....................................................................................
6
Statement of Assets and Liabilities
..........................................................................
14
Statement of Operations
....................................................................................
15
Statement of Changes in Net Assets
........................................................................
16
Financial Highlights
.........................................................................................
17
Notes to Financial Statements
...............................................................................
18
Report of Independent Registered Public Accounting Firm
....................................................
25
Federal Tax Notice
..........................................................................................
26
Important Notices
..........................................................................................
27
U.S. Customer Privacy Notice
...............................................................................
28
Trustees and Officers Information
...........................................................................
31

2
Annual Report — September 30, 2023
Shareholders’ Letter (unaudited)
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Annual Report, in which you will learn how your investment in Calvert International Responsible
Index ETF (the “Fund”) performed during the period beginning January 30, 2023 (when the Fund commenced operations) and ended September 30, 2023.
Morgan Stanley Investment Management, the Fund's investment adviser, is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving chal-
lenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
October 2023

3
Annual Report — September 30, 2023
Expense Example (unaudited)
Calvert International Responsible Index ETF
Morgan Stanley ETF Trust
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include man-
agement fees, and distribution and shareholder services fees. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period ended September 30,
2023 and held for the entire six-month period.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
(
4/1/23
)
Actual Ending
Account
Value
(9/30/23)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Calvert International Responsible Index ETF
$1,000.00 $986.10 $1,024.17 $0.90 $0.91 0.18%
* Expenses are calculated using the Fund’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/365 (to reflect the most recent one-half year period).
** Annualized.

4
Annual Report — September 30, 2023
Investment Overview (unaudited)
Calvert International Responsible Index ETF
Morgan Stanley ETF Trust
Economic and Market Conditions
For global equity investors, the 8-month period ended
September 30, 2023, was a roller-coaster ride, driven largely by shifting perceptions of whether the U.S. Federal Reserve
(the Fed) could bring the world’s largest economy in for a soft landing, and changing expectations of how long interest rates might remain high.
As the period opened, global equities were in the midst of a rally that lasted through July 2023. The initial tailwind was
ChatGPT, an artificial intelligence (AI) application that led investors to perceive AI might become the next big innovation to drive the information technology (IT) sector. As a result,
IT - one of the worst-performing sectors in 2022 - became the standout sector during the first half of 2023.
Earlier recession fears that had weighed on stock prices reced-
ed, as many investors came around to the view that the U.S.
and global economies were doing surprisingly well. European
equities received an additional boost as feared continent-wide energy shortages failed to materialize during the winter.
But in the final two months of the period, the bond market
halted the stock market’s momentum. As it became clear the
Fed would keep interest rates higher for longer than investors had anticipated just a few months earlier, longer term bond
rates rose. Given the potential for relatively attractive returns with lower risk than stocks, many investors shifted from equity assets to bonds, and stock prices ended on a down note as the period came to a close.
For the period as a whole, the MSCI World ex USA Index
returned -1.58%, as many overseas markets gave back earlier
gains in the closing months of the period. In contrast, the
Russell 1000® Index, a measure of U.S. large-cap stocks that included many beneficiaries of the AI boom, returned 7.55%.
Fund Performance
For the 8-month period from inception on January 30, 2023,
through September 30, 2023, Calvert International Responsi-
ble Index ETF (the Fund) returned -1.66% based on net asset
value (NAV) and reinvestment of distributions per share, net of fees. The Fund underperformed its primary benchmark,
the MSCI World ex USA Index (the Index), which returned
-1.58% and underperformed its secondary benchmark, the
Calvert International Responsible Index (the Calvert Index),
which returned -1.62% during the period.
The Fund’s underperformance versus the Calvert Index was due to Fund expenses and fees, which the Calvert Index does not
incur.
Of the Fund’s 11 market sectors, consumer discretionary,
energy, health care, and information technology (IT) delivered positive returns during the period. The strongest-performing sectors were energy, IT, and health care. The weakest-per-
forming sectors were real estate, communication services, and financials.
Detractors from Fund performance versus the Index included
stock selections in the industrials sector; stock selections and an overweight position in the financials sector, which deliv-
ered negative returns during a period that included three of the largest bank failures in U.S. history; and stock selections and an underweight position in the energy sector - the stron-
gest-performing sector within the Index and the Fund, as rising oil prices boosted energy stock returns during the period.
In the industrials sector, not owning Japanese industrial con-
glomerate Mitsubishi Corp. (Mitsubishi) and British aerospace and defense firm Rolls-Royce Holdings Plc. (Rolls-Royce) - two
Index positions that delivered strong performance - detracted from Index-relative returns during the period. Mitsubishi’s
stock price was lifted by pent-up demand for the company’s
small vehicles in post-COVID Asian emerging markets, along
with a weak yen and stock buybacks. Rolls-Royce reported
strong sales and profit growth resulting from a multiyear turn-
around effort and strong sales of its aircraft engines as travel recovered after the pandemic.
In the financials sector, the Fund’s out-of-Index positions
in South Korean financial holding companies KB Financial
Group, Inc. and Shinhan Financial Group Co. Ltd. both de-
clined in value and detracted from Index-relative performance during the period.
In contrast, contributors to Fund performance versus the
Index included stock selections in the materials sector; stock selections and an overweight position in the IT sector; and
stock selections and an underweight position in the real estate sector - the worst-performing sector within the Index and the
Fund, as property sales were hampered by rising mortgage rates during the period and companies cut back on office space in
the aftermath of the pandemic.
In the materials sector, contributors to Index-relative returns included the Fund’s out-of-Index positions in South Korean
steel maker POSCO Holdings, Inc. - whose battery materi-
als business benefited from strong demand for lithium - and
U.K.-headquartered Linde Plc. - one of the world’s largest
suppliers of industrial gases.

Annual Report — September 30, 2023
Investment Overview (unaudited) (cont’d)
Calvert International Responsible Index ETF
5
Morgan Stanley ETF Trust
Performance data quoted represents past performance, which is no guaran-
tee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.calvert.com. Investment return and principal value will fluctu-
ate so that Fund shares, when sold or redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the selling or redemption of
Fund shares. Fund's total returns are calculated as of the last business day of the period.
* Minimum Investment.
** The Fund’s performance shown assumes that all recurring fees
(including management fees) were deducted and all dividends and distributions were reinvested.
*** Commenced Operations on January 30, 2023.
Performance Compared to the MSCI World ex USA
Index
(1)
and the Calvert International Responsible
Index
(2)
Cumulative
Total Return
for the
period Ended
September 30,
2023
Since
Inception
(3)
Calvert International Responsible Index ETF - NAV
(4)
-1.66%
Calvert International Responsible Index ETF - Market
Price
(4)
-1.78%
MSCI World ex USA Index -1.58%
Calvert International Responsible Index -1.62%
(1) The MSCI World ex USA Index is a free float adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets, excluding the United
States. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2) Calvert International Responsible Index is composed of common stocks of large companies in developed markets, excluding the U.S.
Large companies in developed markets are the 1,000 largest publicly traded companies, excluding real estate investment trusts and business development companies, in markets that Calvert Research and
Management ("CRM") determines to be developed markets based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization, by country and by sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Historical performance of the index illustrates market trends and does not represent the past or future performance of the fund.
(3) For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(4) Commenced operations on January 30, 2023.

Annual Report — September 30, 2023
Portfolio of Investments
Calvert International Responsible Index ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.3%)
Australia (4.8%)
Allkem Ltd.(a) 6,808 $ 51,672
ANZ Group Holdings Ltd. 12,595 208,585
APA Group 5,892 31,562
ASX Ltd. 202 7,447
Atlas Arteria Ltd. 3,424 12,220
BlueScope Steel Ltd. 4,789 60,086
Brambles Ltd. 6,743 62,320
carsales.com Ltd. 609 10,982
Cochlear Ltd. 303 49,929
Coles Group Ltd. 7,579 76,112
Commonwealth Bank of Australia 6,550 422,610
Computershare Ltd. 2,150 36,022
Fortescue Metals Group Ltd. 11,123 150,180
IGO Ltd. 7,031 57,449
Insurance Australia Group Ltd. 10,341 37,909
Macquarie Group Ltd. 1,606 173,854
Medibank Pvt. Ltd. 11,588 25,727
National Australia Bank Ltd. 11,760 220,639
Pilbara Minerals Ltd. 27,518 76,368
Qantas Airways Ltd.(a) 8,296 27,735
QBE Insurance Group Ltd. 6,202 62,884
REA Group Ltd. 63 6,275
Reece Ltd. 933 11,218
Sonic Healthcare Ltd. 2,918 56,122
South32 Ltd. 42,887 93,833
Suncorp Group Ltd. 5,299 47,777
Telstra Group Ltd. 7,356 18,278
Transurban Group 18,093 148,184
Wesfarmers Ltd. 4,870 166,144
Westpac Banking Corp. 12,887 175,910
WiseTech Global Ltd. 407 17,087
Woolworths Group Ltd. 7,079 170,507
2,773,627
Austria (0.3%)
Erste Group Bank AG 919 31,933
Mondi plc 380 6,366
OMV AG 1,323 63,481
Verbund AG 409 33,365
voestalpine AG 1,033 28,261
163,406
Belgium (0.6%)
Ackermans & van Haaren NV 62 9,393
Ageas SA/NV 152 6,281
Anheuser-Busch InBev SA/NV 3,302 183,575
Azelis Group NV 347 6,874
D'ieteren Group 64 10,835
Groupe Bruxelles Lambert NV 625 46,691
KBC Group NV 503 31,495
Sofina SA 43 8,732
Solvay SA 229 25,421
UCB SA 385 31,607
Umicore SA 206 4,896
365,800
Canada (9.1%)
Agnico Eagle Mines Ltd. 3,082 140,696
Air Canada(a) 1,157 16,585
Shares Value
Algonquin Power & Utilities Corp. 3,292 $ 19,577
Alimentation Couche-Tard, Inc. 4,132 210,818
Bank of Montreal 2,643 223,990
Bank of Nova Scotia (The) 4,759 214,296
BCE, Inc. 1,389 53,269
Brookfield Asset Management Ltd., Class A 1,440 48,206
Brookfield Corp., Class A 3,757 118,018
CAE, Inc.(a) 1,846 43,296
Cameco Corp. 3,884 154,814
Canadian Imperial Bank of Commerce 3,730 144,648
Canadian National Railway Co. 2,750 299,184
Canadian Pacific Kansas City Ltd. 3,855 287,870
Canadian Tire Corp. Ltd., Class A 228 24,630
CCL Industries, Inc., Class B 682 28,758
CGI, Inc.(a) 1,203 119,125
Constellation Software, Inc. 97 201,180
Descartes Systems Group, Inc. (The)(a) 208 15,337
Dollarama, Inc. 1,164 80,567
Element Fleet Management Corp. 529 7,626
Empire Co. Ltd., Class A 909 24,843
FirstService Corp. 49 7,160
Fortis, Inc. 622 23,734
George Weston Ltd. 52 5,793
GFL Environmental, Inc. 925 29,508
Great-West Lifeco, Inc. 1,124 32,307
Hydro One Ltd.(b) 2,566 65,630
IGM Financial, Inc. 331 8,434
Intact Financial Corp. 697 102,086
Loblaw Cos. Ltd. 864 73,747
Magna International, Inc. 912 49,101
Manulife Financial Corp. 8,167 149,930
Metro, Inc., Class A 1,450 75,653
National Bank of Canada 972 64,869
Nutrien Ltd. 1,715 106,401
Open Text Corp. 1,765 62,232
Power Corp. of Canada 3,202 81,897
Quebecor, Inc., Class B 303 6,524
RB Global, Inc. 785 49,376
Rogers Communications, Inc., Class B 1,415 54,580
Royal Bank of Canada 5,109 448,549
Saputo, Inc. 267 5,609
Shopify, Inc., Class A(a) 4,476 245,452
Stantec, Inc. 120 7,822
Sun Life Financial, Inc. 2,346 114,992
Teck Resources Ltd., Class B 3,951 170,840
TELUS Corp. 2,981 48,904
TFI International, Inc. 420 54,190
Thomson Reuters Corp. 818 100,532
TMX Group Ltd. 1,089 23,512
Toromont Industries Ltd. 373 30,519
Toronto-Dominion Bank (The) 6,385 386,453
West Fraser Timber Co. Ltd. 377 27,497
WSP Global, Inc. 563 79,828
5,270,994
Chile (0.2%)
Antofagasta plc 3,155 55,028
Lundin Mining Corp. 8,666 64,931
119,959

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
China (0.9%)
BOC Hong Kong Holdings Ltd. 14,000 $ 38,343
Chow Tai Fook Jewellery Group Ltd. 18,800 28,325
ESR Group Ltd.(b) 27,000 37,922
NXP Semiconductors NV 744 148,741
Prosus NV(a) 6,953 205,533
Wharf Holdings Ltd. (The) 14,000 35,108
Xinyi Glass Holdings Ltd. 14,000 18,126
512,098
Denmark (2.6%)
AP Moller - Maersk A/S, Class B 3 5,425
Carlsberg A/S, Class B 374 47,334
Chr. Hansen Holding A/S 440 27,013
Coloplast A/S, Class B 421 44,687
Danske Bank A/S 2,304 53,763
Demant A/S(a) 398 16,534
DSV A/S 470 88,018
Genmab A/S(a) 205 72,998
Jyske Bank A/S(a) 137 10,060
Novo Nordisk A/S, Class B 10,270 938,899
Novozymes A/S, Class B 830 33,550
Orsted A/S(b) 637 34,829
Pandora A/S 515 53,495
ROCKWOOL A/S, Class B 93 22,612
Tryg A/S 280 5,142
Vestas Wind Systems A/S(a) 3,690 79,404
1,533,763
Finland (1.0%)
Elisa OYJ 508 23,606
Fortum OYJ 1,481 17,240
Kesko OYJ, Class B 1,307 23,483
Kone OYJ, Class B 1,021 43,153
Metso OYJ 685 7,219
Neste OYJ 3,781 128,621
Nokia OYJ 22,113 83,535
Nordea Bank Abp 9,262 102,405
Sampo OYJ, Class A 634 27,508
Stora Enso OYJ, Class R 2,651 33,372
UPM-Kymmene OYJ 1,945 66,864
Valmet OYJ 182 4,174
Wartsila OYJ Abp 621 7,071
568,251
France (8.0%)
Accor SA 697 23,570
Air France-KLM(a) 468 5,895
Air Liquide SA 1,919 324,754
Alstom SA 1,156 27,661
Amundi SA(b) 106 5,987
Arkema SA 392 38,830
AXA SA 6,981 208,282
BioMerieux 145 14,096
BNP Paribas SA 3,697 236,535
Bouygues SA 1,543 54,139
Bureau Veritas SA 1,188 29,571
Capgemini SE 554 97,250
Carrefour SA 1,643 28,328
Cie de Saint-Gobain SA 3,262 196,443
Cie Generale des Etablissements Michelin SCA 2,449 75,375
Shares Value
Credit Agricole SA 3,747 $ 46,384
Danone SA 2,758 152,601
Dassault Systemes SE 2,329 87,031
Edenred SE 1,006 63,139
Eiffage SA 299 28,504
Elis SA 762 13,441
Engie SA 6,798 104,578
EssilorLuxottica SA 1,070 187,104
Eurazeo SE 142 8,487
Forvia SE(a) 996 20,679
Getlink SE 1,569 25,100
Hermes International SCA 123 225,265
Ipsen SA 121 15,911
Kering SA 240 109,746
Legrand SA 960 88,732
L'Oreal SA 830 345,529
LVMH Moet Hennessy Louis Vuitton SE 863 654,576
Neoen SA(b) 290 8,480
Orange SA 6,477 74,473
Pernod Ricard SA 862 144,061
Publicis Groupe SA 921 69,974
Renault SA 710 29,223
Rexel SA 934 21,063
Safran SA 1,276 200,807
Sartorius Stedim Biotech 84 20,099
SCOR SE 286 8,924
SEB SA 159 14,923
Societe Generale SA 1,727 42,137
Sodexo SA 360 37,170
SOITEC(a) 196 32,736
Teleperformance SE 113 14,285
Thales SA 370 52,140
Valeo SE 1,361 23,531
Veolia Environnement SA 2,615 75,944
Verallia SA(b) 556 21,945
Vinci SA 1,882 209,259
Worldline SA(a)(b) 618 17,437
4,662,134
Germany (6.4%)
adidas AG 576 101,612
Allianz SE 1,333 318,534
Bayerische Motoren Werke AG 1,275 130,104
Bechtle AG 490 22,951
Beiersdorf AG 300 38,798
BioNTech SE ADR(a) 141 15,318
Brenntag SE 600 46,678
Commerzbank AG 4,365 49,865
Continental AG 430 30,393
Covestro AG(a)(b) 1,116 60,331
CTS Eventim AG & Co. KGaA 375 21,380
Daimler Truck Holding AG 1,728 60,045
Deutsche Boerse AG 628 108,843
Deutsche Lufthansa AG(a) 2,445 19,430
Deutsche Post AG 3,899 159,075
Deutsche Telekom AG 9,265 194,892
E.ON SE 4,805 56,978
Evonik Industries AG 1,942 35,622
Fresenius Medical Care AG & Co. KGaA 813 35,154
Fresenius SE & Co. KGaA 1,018 31,752

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Germany (cont’d)
GEA Group AG 671 $ 24,836
Hannover Rueck SE 206 45,344
HeidelbergCement AG 1,234 96,054
HelloFresh SE(a) 543 16,258
Henkel AG & Co. KGaA 461 29,148
HUGO BOSS AG 165 10,468
Infineon Technologies AG 5,920 196,527
KION Group AG 537 20,690
Knorr-Bremse AG 264 16,821
Mercedes-Benz Group AG 3,381 235,862
Merck KGaA 336 56,260
MTU Aero Engines AG 211 38,368
Muenchener Rueckversicherungs-Gesellschaft
AG 482 188,358
Nemetschek SE 373 22,858
Puma SE 106 6,599
SAP SE 3,823 497,126
Scout24 SE(b) 263 18,283
Siemens AG 2,895 415,809
Siemens Energy AG(a) 1,712 22,440
Siemens Healthineers AG(b) 1,066 54,174
Symrise AG, Class A 397 37,964
Talanx AG 189 12,006
Telefonica Deutschland Holding AG 2,270 4,074
thyssenkrupp AG 5,550 42,460
Volkswagen AG 121 15,975
Vonovia SE 1,255 30,308
Zalando SE(a)(b) 488 10,917
3,703,742
Hong Kong (1.6%)
AIA Group Ltd. 40,400 329,365
CK Infrastructure Holdings Ltd. 500 2,365
CLP Holdings Ltd. 5,500 40,696
Hang Seng Bank Ltd. 7,000 87,100
Hong Kong Exchanges & Clearing Ltd. 4,800 179,329
Hongkong Land Holdings Ltd. 1,500 5,355
MTR Corp. Ltd. 1,000 3,958
Prudential plc 7,997 86,754
Sino Land Co. Ltd. 30,000 33,823
Sun Hung Kai Properties Ltd. 6,000 64,199
Swire Pacific Ltd., Class A 2,500 16,870
Swire Properties Ltd. 8,600 17,943
Techtronic Industries Co. Ltd. 4,000 38,816
WH Group Ltd.(b) 17,500 9,184
915,757
Ireland (0.4%)
AerCap Holdings NV(a) 409 25,632
AIB Group plc 2,291 10,333
Bank of Ireland Group plc 2,928 28,799
Kerry Group plc, Class A 851 71,341
Kingspan Group plc 1,406 105,631
Smurfit Kappa Group plc 520 17,376
259,112
Israel (0.4%)
Bank Hapoalim BM 4,205 37,433
Bank Leumi Le-Israel BM 2,319 19,194
Check Point Software Technologies Ltd.(a) 615 81,967
Shares Value
Mizrahi Tefahot Bank Ltd. 468 $ 16,977
Nice Ltd. ADR(a) 439 74,630
230,201
Italy (1.9%)
A2A SpA 7,389 13,190
Amplifon SpA 542 16,136
Assicurazioni Generali SpA 4,436 90,950
Banco BPM SpA 2,249 10,798
Coca-Cola HBC AG 813 22,317
Enel SpA 33,860 208,643
FinecoBank Banca Fineco SpA 2,037 24,834
Hera SpA 3,836 10,519
Infrastrutture Wireless Italiane SpA(b) 1,345 16,042
Interpump Group SpA 313 14,412
Intesa Sanpaolo SpA 62,038 160,266
Italgas SpA 2,203 11,317
Mediobanca Banca di Credito Finanziario SpA 558 7,403
Moncler SpA 788 45,953
Nexi SpA(a)(b) 2,021 12,385
Poste Italiane SpA(b) 1,858 19,609
PRADA SpA 3,200 18,836
Prysmian SpA 1,189 48,025
Recordati Industria Chimica e Farmaceutica
SpA 434 20,544
Reply SpA 96 9,051
Snam SpA 9,850 46,397
Telecom Italia SpA(a) 70,918 22,232
Terna - Rete Elettrica Nazionale 6,751 50,948
UniCredit SpA 7,319 176,135
1,076,942
Japan (17.3%)
Advantest Corp. 2,400 67,243
Aeon Co. Ltd. 3,200 63,528
AGC, Inc. 2,200 77,311
Aisin Corp. 1,000 37,862
Ajinomoto Co., Inc. 2,400 92,703
ANA Holdings, Inc.(a) 1,700 35,692
Asahi Group Holdings Ltd. 2,400 89,905
Astellas Pharma, Inc. 7,800 108,408
Bandai Namco Holdings, Inc. 1,200 24,462
BayCurrent Consulting, Inc. 400 13,397
Bridgestone Corp. 2,300 89,842
Canon, Inc. 5,300 128,038
Central Japan Railway Co. 3,500 85,257
Chugai Pharmaceutical Co. Ltd. 3,300 102,256
Dai Nippon Printing Co. Ltd. 1,800 46,922
Daifuku Co. Ltd. 900 17,065
Dai-ichi Life Holdings, Inc. 1,000 20,754
Daiichi Sankyo Co. Ltd. 6,900 189,857
Daikin Industries Ltd. 1,200 188,775
Daito Trust Construction Co. Ltd. 100 10,555
Daiwa House Industry Co. Ltd. 3,400 91,479
Daiwa Securities Group, Inc. 9,300 53,790
Denso Corp. 6,400 102,975
Dentsu Group, Inc. 1,100 32,434
Disco Corp. 300 55,446
East Japan Railway Co. 1,200 68,795
Eisai Co. Ltd. 1,200 66,777

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Japan (cont’d)
FANUC Corp. 3,300 $ 86,091
Fast Retailing Co. Ltd. 600 131,037
Fuji Electric Co. Ltd. 1,000 45,207
FUJIFILM Holdings Corp. 1,600 92,832
Fujitsu Ltd. 400 47,177
Hankyu Hanshin Holdings, Inc. 1,100 37,602
Hoya Corp. 1,300 133,506
Hulic Co. Ltd. 5,200 46,729
Ibiden Co. Ltd. 200 10,674
Isuzu Motors Ltd. 4,000 50,407
Japan Airlines Co. Ltd. 900 17,539
Japan Exchange Group, Inc. 900 16,730
Japan Post Bank Co. Ltd. 2,800 24,411
Kao Corp. 1,800 66,958
KDDI Corp. 5,900 180,964
Keyence Corp. 700 260,345
Kikkoman Corp. 1,100 57,821
Komatsu Ltd. 3,500 94,827
Kose Corp. 300 21,823
Kubota Corp. 4,500 66,463
Kyocera Corp. 1,300 66,095
Kyowa Kirin Co. Ltd. 1,800 31,410
M3, Inc. 2,100 38,221
Makita Corp. 1,000 24,741
MEIJI Holdings Co. Ltd. 800 19,922
MinebeaMitsumi, Inc. 2,000 32,722
MISUMI Group, Inc. 300 4,697
Mitsubishi Chemical Group Corp. 10,100 63,805
Mitsubishi Electric Corp. 10,000 123,907
Mitsubishi Estate Co. Ltd. 6,200 81,226
Mitsubishi HC Capital, Inc. 6,600 44,052
Mitsubishi Heavy Industries Ltd. 1,100 61,522
Mitsubishi UFJ Financial Group, Inc. 40,200 341,724
Mitsui Fudosan Co. Ltd. 4,300 94,918
Mizuho Financial Group, Inc. 9,800 166,874
MS&AD Insurance Group Holdings, Inc. 2,100 77,330
Murata Manufacturing Co. Ltd. 6,900 126,417
Nidec Corp. 2,200 102,183
Nintendo Co. Ltd. 3,500 146,122
Nippon Paint Holdings Co. Ltd. 5,400 36,404
Nippon Telegraph & Telephone Corp. 120,400 142,487
Nissan Chemical Corp. 300 12,784
Nitori Holdings Co. Ltd. 100 11,198
Nitto Denko Corp. 100 6,573
Nomura Holdings, Inc. 16,200 65,039
Nomura Research Institute Ltd. 1,300 33,915
Olympus Corp. 5,300 68,956
Omron Corp. 200 8,936
Ono Pharmaceutical Co. Ltd. 2,000 38,439
Oracle Corp. Japan 100 7,438
Oriental Land Co. Ltd. 4,100 134,876
ORIX Corp. 4,500 84,225
Osaka Gas Co. Ltd. 2,000 32,997
Otsuka Corp. 1,000 42,433
Otsuka Holdings Co. Ltd. 1,500 53,406
Pan Pacific International Holdings Corp. 2,100 44,160
Panasonic Holdings Corp. 9,800 110,461
Rakuten Group, Inc. 1,700 6,985
Shares Value
Recruit Holdings Co. Ltd. 5,700 $ 176,052
Renesas Electronics Corp.(a) 6,300 96,490
Resona Holdings, Inc. 12,700 70,494
Secom Co. Ltd. 200 13,590
Sekisui Chemical Co. Ltd. 2,400 34,627
Sekisui House Ltd. 3,300 65,834
SG Holdings Co. Ltd. 1,900 24,383
Shin-Etsu Chemical Co. Ltd. 7,200 209,547
Shionogi & Co. Ltd. 1,100 49,285
Shiseido Co. Ltd. 1,300 45,736
SMC Corp. 100 44,885
SoftBank Corp. 11,900 134,810
SoftBank Group Corp. 4,000 169,811
Sompo Holdings, Inc. 1,100 47,420
Sony Group Corp. 4,700 385,512
Square Enix Holdings Co. Ltd. 1,000 34,344
Sumitomo Electric Industries Ltd. 4,000 48,290
Sumitomo Mitsui Financial Group, Inc. 5,100 251,095
Sumitomo Mitsui Trust Holdings, Inc. 1,000 37,735
Suntory Beverage & Food Ltd. 1,000 30,491
Sysmex Corp. 200 9,560
T&D Holdings, Inc. 1,300 21,500
Takeda Pharmaceutical Co. Ltd. 7,000 217,705
TDK Corp. 1,000 37,139
Terumo Corp. 2,300 61,082
Toho Co. Ltd. 300 10,257
Tokio Marine Holdings, Inc. 6,800 157,896
Tokyo Electron Ltd. 1,500 205,462
Tokyo Gas Co. Ltd. 2,100 47,721
Tokyu Corp. 2,800 32,348
TOPPAN Holdings, Inc. 2,100 50,310
Toray Industries, Inc. 9,200 47,965
TOTO Ltd. 100 2,589
Toyota Industries Corp. 200 15,782
Toyota Motor Corp. 45,100 809,216
Trend Micro, Inc. 1,000 37,983
Unicharm Corp. 1,200 42,548
West Japan Railway Co. 1,000 41,447
Yakult Honsha Co. Ltd. 400 9,738
Yamaha Corp. 300 8,214
Yamaha Motor Co. Ltd. 1,100 28,977
Yamato Holdings Co. Ltd. 2,000 32,635
Yaskawa Electric Corp. 1,100 39,769
Z Holdings Corp. 19,300 53,739
ZOZO, Inc. 600 11,027
10,043,311
Luxembourg (0.0%)
Eurofins Scientific SE 525 29,738
Netherlands (3.3%)
Aalberts NV 833 30,586
ABN AMRO Bank NV CVA(b) 1,423 20,249
Adyen NV(a)(b) 100 74,716
Aegon NV 3,754 18,211
Akzo Nobel NV 704 51,042
Argenx SE(a) 204 99,483
ASM International NV 170 71,545
ASML Holding NV 1,305 772,491
ASR Nederland NV 183 6,882

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Netherlands (cont’d)
BE Semiconductor Industries NV 285 $ 28,062
DSM BV 447 44,212
Euronext NV(b) 294 20,544
IMCD NV 217 27,570
ING Groep NV 9,662 128,382
JDE Peet's NV 1,242 34,741
Koninklijke Ahold Delhaize NV 4,229 127,697
Koninklijke KPN NV 14,259 47,087
Koninklijke Philips NV(a) 3,376 67,791
Koninklijke Vopak NV 622 21,350
Universal Music Group NV 3,226 84,466
Wolters Kluwer NV 1,066 129,397
1,906,504
New Zealand (0.2%)
Auckland International Airport Ltd. 6,359 30,223
Fisher & Paykel Healthcare Corp. Ltd. 976 12,655
Meridian Energy Ltd. 4,020 12,415
Spark New Zealand Ltd. 5,517 15,945
Xero Ltd.(a) 379 27,501
98,739
Norway (0.7%)
AutoStore Holdings Ltd.(a)(b) 8,235 11,713
DNB Bank ASA 3,217 65,181
Gjensidige Forsikring ASA 960 14,209
Kongsberg Gruppen ASA 500 20,731
Mowi ASA 2,924 52,087
Norsk Hydro ASA 14,543 91,843
Orkla ASA 5,419 40,731
Salmar ASA 115 5,873
Schibsted ASA, Class A 842 19,062
Telenor ASA 3,603 41,140
TOMRA Systems ASA 1,403 16,106
378,676
Portugal (0.1%)
EDP - Energias de Portugal SA 13,376 55,741
Jeronimo Martins SGPS SA 1,425 32,075
87,816
Singapore (1.1%)
DBS Group Holdings Ltd. 7,500 184,849
Oversea-Chinese Banking Corp. Ltd. 13,000 122,009
Singapore Airlines Ltd. 8,800 41,650
Singapore Exchange Ltd. 3,500 25,002
Singapore Technologies Engineering Ltd. 8,000 22,917
Singapore Telecommunications Ltd. 39,700 70,389
STMicroelectronics NV 2,240 97,200
United Overseas Bank Ltd. 4,800 100,227
664,243
South Africa (0.3%)
Anglo American plc 7,042 194,722
South Korea (3.5%)
Delivery Hero SE(a)(b) 667 19,187
Doosan Enerbility Co. Ltd.(a) 3,181 38,731
Hana Financial Group, Inc. 1,795 56,468
HMM Co. Ltd. 1,537 18,521
HYBE Co. Ltd.(a) 157 27,691
Hyundai Mobis Co. Ltd. 409 72,895
Shares Value
Hyundai Motor Co. 346 $ 49,000
Kakao Corp. 2,388 77,777
KB Financial Group, Inc. 1,341 54,956
Kia Corp. 1,065 64,244
Krafton, Inc.(a) 130 14,509
L&F Co. Ltd. 195 25,058
LG Chem Ltd. 202 74,324
LG Electronics, Inc. 453 33,873
LG H&H Co. Ltd. 99 32,758
LG Innotek Co. Ltd. 28 5,073
NAVER Corp. 467 69,735
NCSoft Corp. 61 10,058
POSCO Holdings, Inc. 461 182,774
Samsung Electro-Mechanics Co. Ltd. 68 6,924
Samsung Electronics Co. Ltd. 17,590 891,623
Shinhan Financial Group Co. Ltd. 1,856 48,965
SK Hynix, Inc. 1,906 162,011
2,037,155
Spain (2.1%)
Acciona SA 85 10,862
Aena SME SA(b) 287 43,331
Amadeus IT Group SA 1,498 90,846
Banco Bilbao Vizcaya Argentaria SA 17,321 141,391
Banco de Sabadell SA 8,773 10,222
Banco Santander SA 52,098 199,592
Bankinter SA 4,033 25,808
CaixaBank SA 13,578 54,426
Cellnex Telecom SA(b) 1,860 64,927
EDP Renovaveis SA 898 14,751
Enagas SA 3,397 56,394
Iberdrola SA 21,295 238,876
Industria de Diseno Textil SA 3,560 133,013
Naturgy Energy Group SA 688 18,764
Redeia Corp. SA 1,510 23,813
Telefonica SA 21,271 87,110
1,214,126
Sweden (2.4%)
Alfa Laval AB 1,066 36,874
Assa Abloy AB, Class B 3,632 79,632
Atlas Copco AB, Class A 12,516 169,638
Beijer Ref AB, Class B 1,020 10,844
Boliden AB 1,597 46,223
Castellum AB 2,806 28,759
Epiroc AB, Class A 3,513 67,258
EQT AB 1,377 27,491
Essity AB, Class B 1,312 28,488
Getinge AB, Class B 791 14,030
H & M Hennes & Mauritz AB, Class B 2,205 31,552
Hexagon AB, Class B 8,113 69,733
Holmen AB, Class B 396 15,520
Husqvarna AB, Class B 1,622 12,502
Industrivarden AB, Class A 938 24,935
Indutrade AB 997 18,602
Investment AB Latour, Class B 348 6,174
Investor AB, Class B 6,698 129,346
Kinnevik AB, Class B(a) 1,986 19,962
L E Lundbergforetagen AB, Class B 288 12,115
Lifco AB, Class B 816 14,417

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Sweden (cont’d)
Nibe Industrier AB, Class B 6,145 $ 40,612
Saab AB, Class B 205 10,506
Sagax AB, Class B 722 13,856
Sandvik AB 3,920 72,741
Skandinaviska Enskilda Banken AB, Class A 5,212 62,678
SKF AB, Class B 1,450 24,311
SSAB AB, Class A 7,722 43,855
Svenska Cellulosa AB SCA, Class B 2,690 37,128
Svenska Handelsbanken AB, Class A 732 6,573
Sweco AB, Class B 622 5,851
Swedbank AB, Class A 2,243 41,560
Swedish Orphan Biovitrum AB(a) 683 14,045
Tele2 AB, Class B 1,159 8,927
Trelleborg AB, Class B 854 21,397
Volvo AB, Class B 6,333 131,508
1,399,643
Switzerland (5.2%)
ABB Ltd. 5,626 201,719
Adecco Group AG 1,143 47,179
Alcon, Inc. 1,669 129,426
Bachem Holding AG 121 8,994
Baloise Holding AG 304 44,164
Barry Callebaut AG 5 7,969
Belimo Holding AG 76 36,205
BKW AG 79 13,947
Cie Financiere Richemont SA 1,537 188,177
DKSH Holding AG 445 30,184
DSM-Firmenich AG 598 50,733
Dufry AG(a) 227 8,663
Emmi AG 2 1,889
Flughafen Zurich AG 115 21,974
Galenica AG(b) 166 12,294
Geberit AG 221 110,887
Georg Fischer AG 578 32,634
Givaudan SA 28 91,640
Helvetia Holding AG 113 15,860
Julius Baer Group Ltd. 633 40,728
Kuehne + Nagel International AG 167 47,646
Logitech International SA 384 26,563
Lonza Group AG 241 112,122
Novartis AG 6,386 655,284
On Holding AG, Class A(a) 867 24,120
Partners Group Holding AG 61 68,982
PSP Swiss Property AG 181 21,408
Schindler Holding AG 214 41,359
SFS Group AG 66 7,229
SGS SA 612 51,526
SIG Group AG 1,102 27,273
Sika AG 502 127,914
Sonova Holding AG 165 39,266
Straumann Holding AG 360 46,122
Swiss Life Holding AG 84 52,486
Swiss Prime Site AG 309 28,357
Swisscom AG 83 49,375
Tecan Group AG 21 7,098
Temenos AG 316 22,253
UBS Group AG 8,327 206,537
VAT Group AG(b) 110 39,561
Shares Value
Zurich Insurance Group AG 432 $ 198,386
2,996,133
Taiwan (4.4%)
Accton Technology Corp. 1,000 15,272
Advantech Co. Ltd. 1,099 11,746
ASE Technology Holding Co. Ltd. 13,000 44,098
Cathay Financial Holding Co. Ltd. 50,000 69,005
Chailease Holding Co. Ltd. 1,000 5,607
Chang Hwa Commercial Bank Ltd. 48,000 25,650
Chunghwa Telecom Co. Ltd. 13,000 46,716
CTBC Financial Holding Co. Ltd. 62,000 47,056
Delta Electronics, Inc. 6,000 60,315
E Ink Holdings, Inc. 2,000 11,121
Eva Airways Corp. 25,000 23,040
Evergreen Marine Corp. Taiwan Ltd. 10,000 35,935
Far EasTone Telecommunications Co. Ltd. 10,000 22,521
Feng TAY Enterprise Co. Ltd. 1,120 6,349
Fubon Financial Holding Co. Ltd. 41,400 77,848
Hotai Motor Co. Ltd. 1,020 20,697
Largan Precision Co. Ltd. 1,000 66,139
Lite-On Technology Corp. 5,000 18,819
MediaTek, Inc. 4,000 91,077
Mega Financial Holding Co. Ltd. 53,376 62,337
Nanya Technology Corp. 9,000 18,290
Novatek Microelectronics Corp. 2,000 26,208
Quanta Computer, Inc. 13,000 96,451
Realtek Semiconductor Corp. 1,000 12,236
Taishin Financial Holding Co. Ltd. 54,890 30,437
Taiwan Cement Corp. 68,000 70,042
Taiwan Mobile Co. Ltd. 10,000 29,306
Taiwan Semiconductor Manufacturing Co. Ltd. 76,000 1,231,332
Unimicron Technology Corp. 8,000 42,998
Uni-President Enterprises Corp. 27,000 58,633
United Microelectronics Corp. 61,000 85,414
Walsin Lihwa Corp. 11,000 12,540
Wan Hai Lines Ltd. 16,000 23,940
Yang Ming Marine Transport Corp. 15,000 21,120
Yuanta Financial Holding Co. Ltd. 71,050 55,136
2,575,431
United Kingdom (10.3%)
3i Group plc 3,403 86,103
abrdn plc 8,125 15,446
Admiral Group plc 704 20,425
Ashtead Group plc 2,012 122,836
Associated British Foods plc 1,816 45,838
AstraZeneca plc 5,134 695,685
Auto Trader Group plc(b) 3,969 29,919
Aviva plc 10,495 49,932
B&M European Value Retail SA 3,896 27,885
BAE Systems plc 14,313 174,313
Barratt Developments plc 4,811 25,902
Beazley plc 1,028 6,945
Berkeley Group Holdings plc 495 24,813
BP plc 57,953 375,883
BT Group plc 29,697 42,300
Bunzl plc 1,392 49,713
Burberry Group plc 1,574 36,665
Centrica plc 12,103 22,816

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
United Kingdom (cont’d)
Coca-Cola Europacific Partners plc 1,150 $ 71,852
Compass Group plc 8,507 207,664
ConvaTec Group plc(b) 7,430 19,752
Croda International plc 173 10,378
DCC plc 901 50,686
Dechra Pharmaceuticals plc 504 23,302
Diageo plc 8,579 317,693
Diploma plc 437 16,023
DS Smith plc 5,706 19,995
Halma plc 3,030 71,691
Hargreaves Lansdown plc 1,412 13,325
Howden Joinery Group plc 2,253 20,250
HSBC Holdings plc 66,661 524,711
IMI plc 351 6,718
Inchcape plc 1,407 13,026
Informa plc 7,268 66,568
InterContinental Hotels Group plc 950 70,429
Intermediate Capital Group plc 1,136 19,176
Intertek Group plc 812 40,754
J Sainsbury plc 8,409 25,946
JD Sports Fashion plc 6,443 11,772
Johnson Matthey plc 1,543 30,660
Kingfisher plc 9,317 25,393
Legal & General Group plc 23,872 64,830
Liberty Global plc, Class A(a) 368 6,300
Lloyds Banking Group plc 250,724 135,782
London Stock Exchange Group plc 1,382 138,891
M&G plc 10,500 25,286
Melrose Industries plc 6,168 35,323
National Grid plc 16,185 193,595
Next plc 540 48,088
Pearson plc 2,169 22,990
Phoenix Group Holdings plc 3,447 20,287
Reckitt Benckiser Group plc 2,903 205,296
RELX plc 8,778 297,313
Rentokil Initial plc 12,729 94,803
Rightmove plc 3,235 22,198
RS GROUP plc 608 5,457
Sage Group plc (The) 4,400 53,113
Schroders plc 3,055 15,184
Severn Trent plc 1,129 32,590
Smith & Nephew plc 3,887 48,534
Smiths Group plc 1,653 32,675
Spirax-Sarco Engineering plc 336 39,067
SSE plc 4,241 83,339
St. James's Place plc 1,466 14,891
Standard Chartered plc 8,076 74,717
Taylor Wimpey plc 12,641 18,098
Tesco plc 35,259 113,699
Unilever plc 8,567 424,741
United Utilities Group plc 3,240 37,497
Vodafone Group plc 41,249 38,676
Weir Group plc (The) 1,197 27,781
Whitbread plc 962 40,673
Wise plc, Class A(a) 1,893 15,841
WPP plc 5,458 48,831
6,007,569
Shares Value
United States (10.2%)
Amcor plc 3,206 $ 29,367
Aon plc, Class A 728 236,032
BRP, Inc. 292 22,205
Chubb Ltd. 949 197,563
Clarivate plc(a) 3,807 25,545
CRH plc 4,987 272,938
CSL Ltd. 1,874 303,337
CyberArk Software Ltd.(a) 125 20,471
Ferguson plc 865 142,267
Ferrovial SE 1,805 55,363
Flex Ltd.(a) 1,852 49,967
Garmin Ltd. 481 50,601
GSK plc 16,870 307,213
Haleon plc 23,153 96,322
Holcim AG 2,443 156,974
ICON plc(a) 254 62,548
James Hardie Industries plc CDI(a) 4,568 120,257
Janus Henderson Group plc 394 10,173
Linde plc 1,777 661,666
Nestle SA 9,072 1,028,781
QIAGEN NV(a) 851 34,465
Roche Holding AG 2,212 605,592
Sanofi 4,267 458,455
Schneider Electric SE 1,951 324,261
Spotify Technology SA(a) 456 70,516
Stellantis NV 7,697 148,397
Swiss Re AG 857 88,361
TE Connectivity Ltd. 1,293 159,724
Waste Connections, Inc. 1,227 165,509
5,904,870
Total Common Stocks
(Cost $59,876,132) 57,694,462
No. of
Warrants
Warrants (0.0%) (c)
Canada (
0.0%
)(c)
Constellation Software, Inc.
Expires 03/31/2040 (a)
(Cost
$0
) 97 498
Shares
Short-Term Investment (0.3%)
Investment Company (0.3%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
(See Note G)
(Cost $155,858)
155,858 155,858
Total Investments ( 99.6% )
(Cost $60,031,990 ) (d) 57,850,818
Other Assets in Excess of Liabilities (0.4%) 239,409
NET ASSETS (100.0%) $58,090,227
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management.
(a) Non-income producing security.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
(c) Amount is less than 0.05%.
(d) At September 30, 2023, the aggregate cost for federal income tax purposes is $60,104,671 . The aggregate gross unrealized appreciation is $1,611,203 and the aggregate gross unrealized depreciation is $3,866,130, resulting in net unrealized depreciation of $2,254,927.
ADR American Depositary Receipt
CDI CREST Depository Interest
CVA Dutch Certification
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 68.0%
Banks 11.8
Pharmaceuticals 8.1
Insurance 6.1
Semiconductors & Semiconductor Equipment 6.0
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Annual Report — September 30, 2023
Calvert International Responsible Index ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2023
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $59,876,132) $ 57,694,960
Investment in Security of Affiliated Issuer, at Value (Cost $155,858) 155,858
Total Investments in Securities, at Value (Cost $60,031,990) 57,850,818
Foreign Currency, at Value (Cost $81,241) 81,239
Cash 197
Dividends Receivable 166,757
Total Assets
58,099,011
Liabilities:
Payable for Management Fee 8,784
Total Liabilities
8,784
Net Assets
$ 58,090,227
Net Assets Consist of:
Paid-in-Capital $ 60,590,350
Total Accumulated Loss (2,500,123)
Net Assets
$ 58,090,227
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 1,200,000
Net Asset Value Per Share
$ 48 .41

Annual Report — September 30, 2023
Calvert International Responsible Index ETF
15
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
January 30, 2023
^
to
September 30, 2023
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $122,361 of Foreign Taxes Withheld) $ 839,218
Dividends from Security of Affiliated Issuer (Note G) 5,339
Total Investment Income 844,557
Expenses:
Management Fee (Note B) 47,506
Total Expenses 47,506
Rebate from Morgan Stanley Affiliate (Note G) (137)
Net Expenses 47,369
Net Investment Income
797,188
Realized Gain (Loss):
Investments Sold (490,220)
Foreign Currency Translation 52,566
Net Realized Loss (437,654)
Change in Unrealized Appreciation (Depreciation):
Investments (2,181,172)
Foreign Currency Translation (1,074)
Net Change in Unrealized Appreciation (Depreciation) (2,182,246)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
(2,619,900)
Net Decrease in Net Assets Resulting from Operations $ (1,822,712)
^ Commencement of Operations.

Annual Report — September 30, 2023
Calvert International Responsible Index ETF
16
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
January 30, 2023
^
to
September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 797,188
Net Realized Loss (437,654)
Net Change in Unrealized Appreciation (Depreciation) (2,182,246)
Net Decrease in Net Assets Resulting from Operations (1,822,712)
Dividends and Distributions to Shareholders:
Dividends and Distributions (677,411)
Total Dividends and Distributions to Shareholders (677,411)
Capital Share Transactions:
Subscribed
(1)
20,000,000
Subscribed In-Kind 40,590,350
Net Increase in Net Assets Resulting from Capital Share Transactions 60,590,350
Total Increase in Net Assets 58,090,227
Net Assets:
Beginning of Period –
End of Period $ 58,090,227
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 400,000
Shares Subscribed In-Kind 800,000
Shares Outstanding, End of Period Net Increase in 1,200,000
^ Commencement of Operations.
(1) Includes $11,134,300 of subscriptions for seed capital by the Adviser and other related parties of the Fund.

Annual Report — September 30, 2023
Financial Highlights
Calvert International Responsible Index ETF
17
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$ 50 .00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
1 .02
Net Realized and Unrealized Loss ( 1 .82 )
Total from Investment Operations ( 0 .80 )
Distributions from and/or in Excess of:
—
Net Investment Income ( 0 .79 )
Net Asset Value, End of Period
$ 48 .41
Total Return
(3)
( 1 .66 ) %
(4)
Ratios to Average Net Assets and Supplemental Data:
$58,090
Net Assets, End of Period (Thousands) $ 58,090
Ratio of Expenses 0 .18%
(5) (6)
Ratio of Net Investment Income 3 .01%
(5) (6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(5) (7)
Portfolio Turnover Rate 13%
(4) (8)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

18
Annual Report — September 30, 2023
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification ("ASC") Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert In-
ternational Responsible Index ETF (the "Fund"), which seeks
to track the performance of the Calvert International Responsi-
ble Index. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the relevant
exchanges. If only bid prices are available then the latest
bid price may be used. Listed equity securities not traded
on the valuation date with no reported bid and asked
prices available on the exchange are valued at the mean
between the current bid and asked prices obtained from
one or more reputable brokers/dealers. In cases where a
security is traded on more than one exchange, the secu-
rity is valued on the exchange designated as the primary
market; (2) all other equity portfolio securities for which
over-the-counter (“OTC”) market quotations are readily
available are valued at the latest reported sales price (or at the market official closing price if such market reports an
official closing price), and if there was no trading in the
security on a given day and if there is no official closing
price from relevant markets for that day, the security is
valued at the mean between the last reported bid and
asked prices if such bid and asked prices are available on
the relevant markets. An unlisted equity security that does
not trade on the valuation date and for which bid and
asked prices from the relevant markets are unavailable is
valued at the mean between the current bid and asked
prices obtained from one or more reputable brokers/deal-
ers; (3) fixed income securities may be valued by an out-
side pricing service/vendor approved by the Trust’s Board
of Trustees (the “Trustees”). The pricing service/vendor
may employ a pricing model that takes into account,
among other things, bids, yield spreads and/or other mar-
ket data and specific security characteristics. If Morgan
Stanley Investment Management Inc. (the “Adviser”) a
wholly-owned subsidiary of Morgan Stanley, determines
that the price provided by the outside pricing service/ven-
dor or exchange does not reflect the security’s fair value
or is unable to provide a price, prices from brokers or
dealers may also be utilized. In these circumstances, the
value of the security will be the mean of bid and asked
prices obtained from reputable brokers/dealers; (4) when
market quotations are not readily available, as defined by
Rule 2a-5 under the Act, including circumstances under
which the Adviser determines that the closing price,
last sale price or the mean between the last reported bid
and asked prices are not reflective of a security’s market
value, portfolio securities are valued at their fair value as determined in good faith under procedures established
by and under the general supervision of the Trustees;
(5) foreign exchange transactions ("spot contracts") and
foreign exchange forward contracts ("forward contracts")
are valued daily using an independent pricing vendor at
the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, includ-
ing the Morgan Stanley Institutional Liquidity Funds, are
valued at the net asset value (“NAV”) as of the close of
each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
("ASC"), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 - other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 - significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2023:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Assets:
Common Stocks
Aerospace & Defense $ 598 $ — $ — $ 598
Air Freight & Logistics 304 — — 304
Automobile
Components 551 — — 551
Automobiles 1,561 — — 1,561
Banks 6,849 — — 6,849
Beverages 907 — — 907
Biotechnology 505 — — 505
Broadline Retail 604 — — 604
Building Products 879 — — 879
Capital Markets 1,512 — — 1,512
Chemicals 2,170 44 — 2,214
Commercial Services
& Supplies 526 — — 526
Communications
Equipment 99 — — 99
Construction &
Engineering 450 — — 450
Construction
Materials 443 273 — 716
Consumer Staples
Distribution &
Retail 1,068 — — 1,068
Containers &
Packaging 145 — — 145
Distributors 24 — — 24
Diversified Consumer
Services 23 — — 23
Diversified
Telecommunication
Services 1,076 — — 1,076
Electric Utilities 904 — — 904
Electrical Equipment 1,087 — — 1,087
Electronic Equipment,
Instruments &
Components 1,078 — — 1,078
Entertainment 419 — — 419
Financial Services 656 — — 656
Food Products 1,695 — — 1,695
Gas Utilities 245 — — 245
Ground Transportation 911 — — 911
Health Care
Equipment &
Supplies 1,017 — — 1,017

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Foreign Currency Translation and Foreign Invest-
ments:
The books and records of the Fund are main-
tained in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars as follows:
investments, other assets and liabilities at the prevail-
ing rate of exchange on the valuation date;
investment transactions and investment income at
the prevailing rates of exchange on the dates of such
transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates and market values at the close of
the period, the Fund does not isolate that portion of the
results of operations arising as a result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market prices of securities held at period
end. Similarly, the Fund does not isolate the effect of
changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of securities
sold during the period. Accordingly, realized and unre-
alized foreign currency gains (losses) on investments in
securities are included in the reported net realized and
unrealized gains (losses) on investment transactions and
balances. However, pursuant to U.S. federal income tax
regulations, gains and losses from certain foreign currency
transactions and the foreign currency portion of gains
and losses realized on sales and maturities of foreign de-
nominated debt securities are treated as ordinary income
for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transac-
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Common Stocks (cont’d)
Health Care Providers
& Services $ 151 $ — $ — $ 151
Health Care
Technology 38 — — 38
Hotels, Restaurants &
Leisure 624 — — 624
Household Durables 765 — — 765
Household Products 306 — — 306
Independent Power
and Renewable
Electricity
Producers 36 — — 36
Industrial
Conglomerates 520 — — 520
Insurance 3,509 — — 3,509
Interactive Media &
Services 289 — — 289
IT Services 617 — — 617
Leisure Products 55 — — 55
Life Sciences Tools &
Services 275 — — 275
Machinery 1,561 — — 1,561
Marine Transportation 153 — — 153
Media 237 — — 237
Metals & Mining 1,551 — — 1,551
Multi-Utilities 497 — — 497
Oil, Gas &
Consumable Fuels 744 — — 744
Paper & Forest
Products 187 — — 187
Passenger Airlines 188 — — 188
Personal Care
Products 1,073 — — 1,073
Pharmaceuticals 4,666 — — 4,666
Professional Services 992 — — 992
Real Estate
Management &
Development 666 — — 666
Semiconductors &
Semiconductor
Equipment 3,443 — — 3,443
Software 1,228 — — 1,228
Specialty Retail 424 — — 424
Technology Hardware,
Storage &
Peripherals 1,266 — — 1,266
Textiles, Apparel &
Luxury Goods 1,482 — — 1,482
Trading Companies &
Distributors 537 — — 537
Transportation
Infrastructure 281 — — 281
Water Utilities 70 — — 70
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Common Stocks (cont’d)
Wireless
Telecommunication
Services $ 640 $ — $ — $ 640
Total Common Stocks 57,377 317 — 57,694
Warrants
Software — 1 — 1
Short-Term Investment
Investment Company 156 — — 156
Total Assets $57,533 $318 $— $57,851

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
21
Morgan Stanley ETF Trust
tions represent net foreign exchange gains (losses) from
foreign currency forward exchange contracts, disposition
of foreign currencies, currency gains (losses) realized be-
tween the trade and settlement dates on securities transac-
tions, and the difference between the amount of invest-
ment income and foreign withholding taxes recorded on
the Fund’s books and the U.S. dollar equivalent amounts
actually received or paid. The change in unrealized cur-
rency gains (losses) on foreign currency transactions for
the period is reflected in the Statement of Operations.
4. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
5. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
6. Security Transactions, Income and Expenses:
 Se-
curity transactions are accounted for on the trade date
(date the order to buy or sell is executed). Realized gains
and losses on the sale of investment securities are deter-
mined on the specific identified cost method. Dividend
income and other distributions are recorded on the
ex-dividend date (except for certain foreign dividends
which may be recorded as soon as the Fund is informed
of such dividends) net of applicable withholding taxes.
Non-cash dividends received in the form of stock, if any,
are recognized on the ex-dividend date and recorded as
non-cash dividend income at fair value.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.18% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan ("Plan")
pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 100,000 shares or multiples thereof (“Creation
Units”) to Authorized Participants who have entered into
agreements with the Funds’ Distributor. An Authorized Partici-
pant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
22
Morgan Stanley ETF Trust
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Af-
filiates:
For the year ended September 30, 2023 purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $28,564,399 and $4,631,650,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the year ended September 30,
2023. Purchase and Sales related to In-Kind transactions were
$36,372,927 and $0 for year end.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Fund. For the year ended September 30,
2023, management fees paid were reduced by $137 relating to
the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the year ended September 30, 2023 is as
follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2023 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year ended
September 30, 2023.
At September 30, 2023, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
Affiliated
Investment
Company
Value
January 30,
2023
Purchases
at Cost
Proceeds
from Sales
Dividend
Income
Liquidity Fund $ – $ 5,468,929 $ 5,313,071 $ 5,339
Affiliated
Investment
Company (cont'd)
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
September
30, 2023
Liquidity Fund   $ – $ – $ 155,858
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$677,411 $–

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
23
Morgan Stanley ETF Trust
At September 30, 2023, the Fund had available for fed-
eral income tax purposes unused short-term capital losses
of $418,624 that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
An investment in the Fund is based on the
values of the Fund’s investments, which may change due to
economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely
affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.  The occurrence,
duration and extent of these or other types of adverse econom-
ic and market conditions and uncertainty over the long term
cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the
associated conditions impact the Fund and its investments will also depend on other future developments, which are highly
uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund’s invest-
ments (and, in turn, the Fund’s investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.
Tracking Error Risk:
Tracking error risk refers to the risk that
the Fund’s performance may not match or correlate to that of the index it attempts to track, either on a daily or aggregate basis. Because the Fund uses a representative sampling index-
ing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements.
Factors such as Fund expenses, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund investments imposed by Fund diversifica-
tion and/or concentration policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the index are not reduced by invest-
ment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of invest-
ments. Tracking error risk may cause the Fund’s performance
to be less than expected. Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal circumstances. The Fund may be required to
deviate its investments from the securities and relative weight-
ings of the index to comply with applicable laws and regula-
tions or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.
Index Related Risk:
The Fund’s return may not track the
return of the index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund
incurs a number of operating expenses not applicable to the
index, and incurs costs in buying and selling securities, espe-
cially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, the
Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inability to purchase certain securities included in the index due to regu-
latory or other restrictions.
In addition, because the Fund uses a representative sampling approach, the Fund can be expected to be less correlated with the return of the index as when a fund purchases all of the
securities in an index in the proportions in which they are rep-
resented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$173,428 $–

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
24
Morgan Stanley ETF Trust
performance of the index may be heightened during times of
increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.
J. Other:
At September 30, 2023, the Fund had record own-
ers of 10% or greater, which are related parties of the Fund. In-
vestment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners
was 19.2%.

25
Annual Report — September 30, 2023
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders and Board of Trustees of Morgan Stanley ETF Trust –
Calvert International Responsible Index ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert International Responsible Index ETF (the “Fund”)
(one of the funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of investments, as of September 30,
2023, and the related statements of operations and changes in net assets and the financial highlights for the period from January 30,
2023 (commencement of operations) through September 30, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley ETF Trust) at September 30, 2023, and the results of its operations, the changes in its net assets and its financial highlights for the period from January 30, 2023 (commencement of operations) through September 30,
2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 27, 2023

26
Annual Report — September 30, 2023
Federal Tax Notice (unaudited)
Morgan Stanley ETF Trust
For federal income tax purposes, the following information is furnished with respect to the Fund’s earnings for its taxable year ended September 30, 2023. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $521,492 as taxable at this lower rate.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

27
Annual Report — September 30, 2023
Important Notices (unaudited)
Morgan Stanley ETF Trust
Reporting to Shareholders
The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the securi-
ty names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”),
a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custo-
dian and Distributor will not disseminate non-public information concerning the Trust. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings will be available on the Fund’s public website, www.calvert.com.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall invest-
ment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.
The Adviser has engaged Calvert to provide proxy voting services with respect to the Trust. The Adviser’s Proxy Voting Policy speci-
fies that each Fund will follow Calvert’s Proxy Voting Policies and Procedures and Global Proxy Voting Guidelines. When available, the Trust’s proxy voting record for the most recent 12-month period ending June 30, as filed with the SEC, will be available without charge on our web site at www.calvert.com. The Trust’s proxy voting record will also be available without charge on the SEC’s web site at http://www.sec.gov.
Tailored Shareholder Reports
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available on-
line, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

28
Annual Report — September 30, 2023
U.S. Customer Privacy Notice (unaudited)
April 2021
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our investment management affiliates’
everyday business purposes —
information about your
transactions, experiences, and creditworthiness
Yes Yes
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For our investment management affiliates to
market to you
Yes Yes
For our affiliates to market to you
No We don’t share
For non-affiliates to market to you
No We don’t share

Annual Report — September 30, 2023
U.S. Customer Privacy Notice (unaudited) (cont’d)
29
April 2021
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Investment Management
Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.

Annual Report — September 30, 2023
U.S. Customer Privacy Notice (unaudited) (cont’d)
30
April 2021
Morgan Stanley ETF Trust
Definitions
Investment Management Affiliates
MSIM Investment Management Affiliates include registered
investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division.
Investment Management Affiliates does not include entities
associated with Morgan Stanley Wealth Management, such as
Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include companies with a Morgan Stanley
name and financial companies such as Morgan Stanley
Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

31
Annual Report — September 30, 2023
Trustees and Officers Information (unaudited)
Morgan Stanley ETF Trust
Independent Trustees:
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Frank L. Bowman
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1944
Trustee Since
August
2006
President, Strategic Decisions, LLC (consulting) (since
February 2009); Director or Trustee of various Morgan
Stanley Funds (since August 2006); Chairperson of the
Compliance and Insurance Committee (since October
2015); formerly, Chairperson of the Insurance Sub-
Committee of the Compliance and Insurance Committee
(2007-2015); served as President and Chief Executive
Officer of the Nuclear Energy Institute (policy organization)
(February 2005-November 2008); retired as Admiral,
U.S. Navy after serving over 38 years on active duty
including 8 years as Director of the Naval Nuclear
Propulsion Program in the Department of the Navy and
the U.S. Department of Energy (1996-2004); served as
Chief of Naval Personnel (July 1994-September 1996)
and on the Joint Staff as Director of Political Military
Affairs (June 1992-July 1994); knighted as Honorary
Knight Commander of the Most Excellent Order of the
British Empire; awarded the Officier de l’Orde National du
Mérite by the French Government; elected to the National
Academy of Engineering (2009).
86 Director of Naval and
Nuclear Technologies
LLP; Director Emeritus
of the Armed Services
YMCA; Member of
the National Security
Advisory Council of
the Center for U.S.
Global Engagement
and a member of the
CNA Military Advisory
Board; Chairman
of Fairhaven United
Methodist Church;
Member of the Board
of Advisors of the
Dolphin Scholarship
Foundation; Director of
other various nonprofit
organizations;
formerly, Director of
BP, plc (November
2010- May 2019).
Frances. L Cashman
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1961
Trustee Since February
2022
Director or Trustee of various Morgan Stanley Funds
(since February 2022); Chief Executive Officer, Asset
Management Division, Euromoney Institutional Investor
PLC (financial information) (May 2021-Present); Executive
Vice President and various other roles, Legg Mason & Co.
(asset management) (2010-2020); Managing Director,
Stifel Nicolaus (2005-2010).
87 Trustee and
Investment Committee
Member, Georgia
Tech Foundation
(Since June 2019);
Trustee and Chair of
Marketing Committee,
Loyola Blakefield
(Since September
2017); Trustee, MMI
Gateway Foundation
(since September
2017); Director and
Investment Committee
Member, Catholic
Community
Foundation Board
(2012–2018); Director
and Investment
Committee Member,
St. Ignatius Loyola
Academy (2011-
2017).
Kathleen A. Dennis
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1953
Trustee Since
August
2006
Chairperson of the Governance Committee (since January
2021), Chairperson of the Liquidity and Alternatives Sub-
Committee of the Investment Committee (2006-2020) and
Director or Trustee of various Morgan Stanley Funds (since
August 2006); President, Cedarwood Associates (mutual
fund and investment management consulting) (since July
2006); formerly, Senior Managing Director of Victory
Capital Management (1993-2006).
86 Board Member,
University of
Albany Foundation
(2012-present); Board
Member, Mutual
Funds Directors
Forum (2014-present);
Director of
various non-profit
organizations.

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)
32
Morgan Stanley ETF Trust
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Nancy C. Everett
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1955
Trustee Since
January
2015
Chairperson of the Equity Investment Committee (since
January 2021); Director or Trustee of various Morgan
Stanley Funds (since January 2015); Chief Executive
Officer, Virginia Commonwealth University Investment
Company (since November 2015); Owner, OBIR, LLC
(institutional investment management consulting) (since
June 2014); formerly, Managing Director, BlackRock, Inc.
(February 2011-December 2013) and Chief Executive
Officer, General Motors Asset Management (a/k/a
Promark Global Advisors, Inc.) (June 2005-May 2010).
87 Formerly, Member
of Virginia
Commonwealth
University School of
Business Foundation
(2005-2016);
Member of Virginia
Commonwealth
University Board of
Visitors (2013-2015);
Member of Committee
on Directors for
Emerging Markets
Growth Fund, Inc.
(2007-2010);
Chairperson of
Performance Equity
Management, LLC
(2006-2010); and
Chairperson, GMAM
Absolute Return
Strategies Fund, LLC
(2006-2010).
Eddie A. Grier
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1955
Trustee Since
February
2022
Director or Trustee of various Morgan Stanley Funds
(since February 2022); Dean Santa Clara University
Leavey School of Business (since April 2021); Dean,
Virginia Commonwealth University School of Business
(2010-2021); President and various other roles, Walt
Disney Company (entertainment and media) (1981-2010).
87 Director, Witt/Kieffer,
Inc.
(executive search)
(since 2016); Director,
NuStar GP, LLC
(energy) (since August
2021); Director,
Sonida Senior Living,
Inc. (residential
community operator)
(2016-2021); Director,
NVR, Inc.
(home building)
(2013-2020); Director,
Middleburg Trust
Company (wealth
management) (2014-
2019); Director,
Colonial Williamsburg
Company (since2012);
Regent, University of
Massachusetts
Global (since
2021); Director
and Chair, Child
Fund International
(2012-2021); Trustee,
Brandman University
(2010-2021); Director,
Richmond Forum
(2012-2019).

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)
33
Morgan Stanley ETF Trust
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Jakki L. Hassler
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1957
Trustee Since
January
2015
Director or Trustee of various Morgan Stanley Funds
(since January 2015); Chairperson of the Audit Committee
(since January 2023) Chairman, Opus Capital Group (since
1996); formerly, Chief Executive Officer, Opus Capital
Group (1996-2019); Director, Capvest Venture Fund, LP
(May 2000-December 2011); Partner, Adena Ventures, LP
(July 1999 December 2010); Director, The Victory Funds
(February 2005- July 2008).
87 Director of Cincinnati
Bell Inc. and Member,
Audit Committee and
Chairman, Governance
and Nominating
Committee; Director
of Service Corporation
International and
Member, Audit
Committee and
Investment
Committee; Director,
Barnes Group Inc.
(since July 2021);
Director of Northern
Kentucky University
Foundation and
Member, Investment
Committee; Member
of Chase College of
Law Transactional
Law Practice Center
Board of Advisors;
Director of Best
Transport; Director
of Chase College of
Law Board of Visitors;
formerly, Member,
University of Cincinnati
Foundation Investment
Committee.
Dr. Manuel H. Johnson
c/o Johnson Smick
International, Inc.
2201 I Street, NE Suite 200
Washington, D.C. 20002
Birth Year: 1949
Trustee Since July
1991
Senior Partner, Johnson Smick International, Inc.
(consulting firm); Chairperson of the Fixed Income,
Liquidity and Alternatives Investment Committee (since
January 2021), Chairperson of the Investment Committee
(2006-2020) and Director or Trustee of various Morgan
Stanley Funds (since July 1991); Co-Chairman and a
founder of the Group of Seven Council (G7C) (international
economic commission); formerly, Chairperson of the Audit
Committee (July 1991- September 2006); Vice Chairman
of the Board of Governors of the Federal Reserve System
and Assistant Secretary of the U.S. Treasury.
86 Director of NVR, Inc.
(home construction).
Joseph J. Kearns
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1942
Trustee Since August
1994
Senior Adviser, Kearns & Associates LLC (investment
consulting); Director or Trustee of various Morgan Stanley
Funds (August 1994 December 2022); formerly, Deputy
Chairperson of the Audit Committee (July 2003-September
2006) and Chairperson of the Audit Committee of various
Morgan Stanley Funds (since August 1994); CFO of the J.
Paul Getty Trust (1982-1999).
87 Director, Rubicon
Investments (since
February 2019); Prior
to August
2016, Director
of Electro Rent
Corporation
(equipment leasing).
Prior to December 31,
2013, Director of The
Ford Family
Foundation.

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)
34
Morgan Stanley ETF Trust
* This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes (as of December 31, 2022) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanly Investment Management Inc.
(the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).
*** This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Michael F. Klein
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1958
Trustee Since August
2006
Chairperson of the Risk Committee (since January 2021);
Managing Director, Aetos Alternatives Management, LP
(since March 2000); Co-President, Aetos Alternatives
Management, LP (since January 2004) and Co-Chief
Executive Officer of Aetos Alternatives Management, LP
(since August 2013); Chairperson of the Fixed Income
Sub-Committee of the Investment Committee (2006-
2020) and Director or Trustee of various Morgan Stanley
Funds (since August 2006); formerly, Managing Director,
Morgan Stanley & Co. Inc. and Morgan Stanley Dean
Witter Investment Management and President, various
Morgan Stanley Funds (June 1998-March 2000); Principal,
Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter
Investment Management (August 1997-December 1999).
86 Director of certain
investment funds
managed or
sponsored by Aetos
Alternatives
Management, LP;
Director of Sanitized
AG and Sanitized
Marketing AG
(specialty chemicals).
Patricia A. Maleski
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1960
Trustee Since
January
2017
Director or Trustee of various Morgan Stanley Funds
(since January 2017); Managing Director, JPMorgan Asset
Management (2004-2016); Oversight and Control Head of
Fiduciary and Conflicts of Interest Program (2015-2016);
Chief Control Officer—Global Asset Management (2013-
2015); President, JPMorgan Funds (2010- 2013); Chief
Administrative Officer (2004-2013); various other positions
including Treasurer and Board Liaison (since 2001).
87 Trustee, Nutley Family
Service
Bureau, Inc. (since
January 2022).
W. Allen Reed
c/o Perkins Coie LLP Counsel to
the Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1947
Chair of the Board
and
Trustee
Chair of the
Board since
August 2020
and Director
since August
2006
Chair of the Boards of various Morgan Stanley Funds
(since August 2020); Director or Trustee of various
Morgan Stanley Funds (since August 2006); formerly,
Vice Chair of the Boards of various Morgan Stanley
Funds (January 2020-August 2020); President and Chief
Executive Officer of General Motors Asset Management;
Chairman and Chief Executive Officer of the GM Trust
Bank and Corporate Vice President of General Motors
Corporation (August 1994-December 2005).
86 Formerly, Director
of Legg Mason,
Inc. (2006-2019);
and Director of the
Auburn University
Foundation (2010-
2015).

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)
35
Morgan Stanley ETF Trust
Executive Officers:
The Fund’s statement of additional information incudes further information about the Fund’s Trustees and Officers, and is available without charge by visiting www.calvert.com or upon request by calling 1 (800) 836-2414.
*This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves an indefinite term, until his or her successor is elected.
Name, Address and Birth Year of Executive Officer
Position(s) Held
with Registrant
Length of Time
Served* Principal Occupation(s) During Past 5 Years
John H. Gernon
522 Fifth Avenue
New York, NY 10036
Birth Year: 1963
President
and Principal
Executive Officer
Since September
2013
President and Principal Executive Officer of the Equity and Fixed Income Funds and the
Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the
Adviser.
Deidre A. Downes
1633 Broadway
New York, NY 10019
Birth Year: 1977
Chief Compliance
Officer
Since November
2021
Executive Director of the Adviser (since January 2021) and Chief Compliance Officer of various Morgan Stanley Funds (since November 2021). Formerly, Vice President and
Corporate Counsel at PGIM and Prudential Financial (October 2016-December 2020).
Francis J. Smith
522 Fifth Avenue
New York, NY 10036
Birth Year: 1965
Treasurer and
Principal Financial
Officer
Treasurer since
July 2003 and
Principal Financial
Officer since
September 2002
Managing Director of the Adviser and various entities affiliated with the Adviser;
Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley
Funds (since September 2002).
Mary E. Mullin
1633 Broadway
New York, NY 10019
Birth Year: 1967
Secretary Since
June
1999
Managing Director of the Adviser; Secretary of various Morgan Stanley Funds (since
June 1999).
Michael J. Key
522 Fifth Avenue
New York, NY 10036
Birth Year: 1979
Vice President Since
June
2017
Vice President of the Equity and Fixed Income Funds, Liquidity Funds, various money market funds and the Morgan Stanley AIP Funds in the Fund Complex (since June
2017); Executive Director of the Adviser; Head of Product Development for Equity and
Fixed Income Funds (since August 2013).
Anthony R. Rochte
522 Fifth Avenue
New York, NY 10036
Birth Year: 1968
Vice President,
Morgan Stanley
ETF Trust
Since September
2022
Managing Director and Global Head of Exchange-Traded Funds at Morgan
Stanley Investment Management (since March 2022); Co-Head of
Goldman Sachs Private Bank Select (January 2020 – March 2022); Head of
Fidelity Institutional Investments & Technology Solutions (August 2017 –
January 2020).

36
Morgan Stanley ETF Trust
Annual Report — September 30, 2023
Adviser
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Perkins Coie LLP
1155 Avenue of the Americas
22nd Floor
New York, New York 10036
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ETFCALINTLRIANN
6057885 EXP 11.30.24
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert Ultra-Short
Investment Grade ETF
NYSE Arca: CVSB
Annual Report
September 30, 2023

Morgan Stanley ETF Trust
Annual Report — September 30, 2023
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management’s website: www.calvert.com.
Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future. There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.
Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Expense Example
...........................................................................................
3
Investment Overview
........................................................................................
4
Portfolio of Investments
.....................................................................................
6
Statement of Assets and Liabilities
..........................................................................
11
Statement of Operations
....................................................................................
12
Statement of Changes in Net Assets
........................................................................
13
Financial Highlights
.........................................................................................
14
Notes to Financial Statements
...............................................................................
15
Report of Independent Registered Public Accounting Firm
....................................................
22
Important Notices
..........................................................................................
23
U.S. Customer Privacy Notice
...............................................................................
24
Trustees and Officers Information
...........................................................................
27

Annual Report — September 30, 2023
Shareholders’ Letter (unaudited)
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Annual Report, in which you will learn how your investment in Calvert Ultra-Short Investment
Grade ETF (the “Fund”) performed during the period beginning January 30, 2023 (when the Fund commenced operations) and ended September 30, 2023.
Morgan Stanley Investment Management, the Fund's investment adviser, is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving chal-
lenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
October 2023

Annual Report — September 30, 2023
Expense Example (unaudited)
Calvert Ultra-Short Investment Grade ETF
Morgan Stanley ETF Trust
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include man-
agement fees, and distribution and shareholder services fees. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period ended September 30,
2023 and held for the entire six-month period.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
(
4/1/23
)
Actual Ending
Account
Value
(9/30/23)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Calvert Ultra-Short Investment Grade ETF
$1,000.00 $1,029.40 $1,023.87 $1.22 $1.22 0.24%
* Expenses are calculated using the Fund’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/365 (to reflect the most recent one-half year period).
** Annualized.

Annual Report — September 30, 2023
Investment Overview (unaudited)
Calvert Ultra-Short Investment Grade ETF
Morgan Stanley ETF Trust
Economic and Market Conditions
During the 8-month period ended September 30, 2023, the
U.S. Federal Reserve (the Fed) raised the federal funds rate a full percentage point to a range of 5.25%-5.50%, part of a series of 11 rate hikes since March 2022. As interest rates rose, bond prices fell, with the largest changes occurring at the long and short ends of the yield curve.
Performance by U.S. Treasurys was hampered by the Fed’s rate hikes, while investment-grade securities and high yield corpo-
rate bonds did relatively better. This reflected a growing appe-
tite for investment risk, driven in part by hopes that the Fed might guide the world’s largest economy in for a soft landing and avoid a possible recession.
A continuing irony throughout the period was that good U.S.
economic news – low unemployment and robust consumer
spending – was viewed as fuel for inflation and sparked fears that additional Fed rate hikes intended to slow consumer de-
mand would further weigh on stock prices.
As the period came to a close, long-term bond interest rates increased and bond prices dropped, making bond yields more
attractive relative to stocks. This occurred largely at the long end of the yield curve, so that shorter term bonds outper-
formed longer term bonds during the period.
For the period as a whole, the Bloomberg 9-12 Months Short
Treasury Index returned 2.81%.
Fund Performance
For the 8-month period from inception on January 30, 2023,
through September 30, 2023, Calvert Ultra-Short Investment
Grade ETF (the Fund) returned 3.54% based on net asset
value (NAV) and reinvestment of distributions per share, net of fees. The Fund outperformed its benchmark, the Bloomberg
9-12 Months Short Treasury Index (the Index), which returned
2.81%.
On the up side, the Fund’s sector allocation contributed most to performance relative to the Index during the period. Out-of-
Index allocations to investment-grade corporate bonds, com-
mercial mortgage-backed securities, and asset-backed securities were especially beneficial to Index-relative returns. The Fund’s short interest rate duration further contributed to Index-rela-
tive returns during the period.
On the down side, yield-curve positioning in the Fund detract-
ed from Index-relative returns during the period.

Annual Report — September 30, 2023
Investment Overview (unaudited) (cont’d)
Calvert Ultra-Short Investment Grade ETF
5
Morgan Stanley ETF Trust
Performance data quoted represents past performance, which is no guaran-
tee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.calvert.com. Investment return and principal value will fluctu-
ate so that Fund shares, when sold or redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the selling or redemption of
Fund shares. Fund's total returns are calculated as of the last business day of the period.
* Minimum Investment.
** The Fund’s performance shown assumes that all recurring fees
(including management fees) were deducted and all dividends and distributions were reinvested.
*** Commenced Operations on January 30, 2023.
Performance Compared to the Bloomberg 9-12
Months Short Treasury Index
(1)
Cumulative
Total Return
for the
period Ended
September 30,
2023
Since
Inception
(2)
Calvert Ultra-Short Investment Grade ETF - NAV
(3)
3.54%
Calvert Ultra-Short Investment Grade ETF - Market Price
(3)
3.52%
Bloomberg 9-12 Months Short Treasury Index 2.81%
(1) The Bloomberg 9-12 Months Short Treasury Index measures the performance of U.S Treasury bills, notes, and bonds with a maturity between nine and twelve months. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2) For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(3) Commenced operations on January 30, 2023.

Annual Report — September 30, 2023
Portfolio of Investments
Calvert Ultra-Short Investment Grade ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (91.4%)
Asset-Backed Securities (11.9%)
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) $ 220,000 $ 220,290
Avant Loans Funding Trust,
2021-REV1
1.64%, 7/15/30(a) 440,000 426,062
Conn's Receivables Funding LLC,
2023-A
8.01%, 1/17/28(a) 452,816 453,497
Dell Equipment Finance Trust,
2023-2
5.84%, 1/22/29(a) 100,000 99,927
Driven Brands Funding LLC,
2018-1A
4.74%, 4/20/48(a) 236,875 228,804
GM Financial Automobile Leasing Trust,
2023-2
5.44%, 10/20/25 50,000 49,823
Hyundai Auto Lease Securitization Trust,
2023-B
5.47%, 9/15/25(a) 155,000 154,545
LAD Auto Receivables Trust,
2023-1A
5.68%, 10/15/26(a) 126,553 126,262
2023-2A
5.93%, 6/15/27(a) 164,465 164,071
2023-3A
6.09%, 6/15/26(a) 192,000 191,937
Marlette Funding Trust,
2020-1A
3.54%, 3/15/30(a) 130,977 129,062
2023-1A
6.07%, 4/15/33(a) 133,441 133,215
2023-3A
6.49%, 9/15/33(a) 525,833 526,101
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
8.00%, 7/25/50(a)(b) 140,588 140,420
Octane Receivables Trust,
2023-1A
5.87%, 5/21/29(a) 91,411 91,096
Oscar US Funding XIII LLC,
2021-2A
0.86%, 9/10/25(a) 100,188 98,224
Oscar US Funding XV LLC,
2023-1A
6.07%, 9/10/26(a) 450,000 448,815
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 2.61%,
7.93%, 7/25/51(a)(b) 151,369 150,763
Prosper Marketplace Issuance Trust,
2023-1A
7.06%, 7/16/29(a) 250,000 250,212
Reach ABS Trust,
2023-1A
Face
Amount Value
7.05%, 2/18/31(a) $ 162,016 $ 162,428
SoFi Consumer Loan Program Trust,
2023-1S
5.81%, 5/15/31(a) 65,146 64,999
Stack Infrastructure Issuer LLC,
2019-1A
4.54%, 2/25/44(a) 260,030 257,533
Theorem Funding Trust,
2023-1A
7.58%, 4/15/29(a) 81,043 81,376
Upstart Securitization Trust,
2021-5
1.31%, 11/20/31(a) 185,611 182,807
Vantage Data Centers Issuer LLC,
2019-1A
3.19%, 7/15/44(a) 700,192 680,224
5,512,493
Commercial Mortgage-Backed Securities (13.5%)
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.03%,
6.37%, 10/15/36(a)(b) 481,191 480,443
CME Term SOFR 1 Month + 1.06%,
6.40%, 9/15/36(a)(b) 425,000 411,518
CAMB Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.30%,
6.63%, 12/15/37(a)(b) 186,543 185,505
CME Term SOFR 1 Month + 1.80%,
7.13%, 12/15/37(a)(b) 288,000 285,310
Connecticut Avenue Securities Trust
SOFR30A + 2.95%,
8.26%, 6/25/42(a)(b) 398,757 410,525
CSMC Trust
CME Term SOFR 1 Month + 3.14%,
8.48%, 9/9/24(a)(b) 500,000 505,314
Extended Stay America Trust
CME Term SOFR 1 Month + 1.19%,
6.53%, 7/15/38(a)(b) 522,768 522,650
CME Term SOFR 1 Month + 1.49%,
6.83%, 7/15/38(a)(b) 285,146 282,574
FHLMC, REMIC
SOFR30A + 0.66%,
5.98%, 4/15/36(b) 248,215 242,250
SOFR30A + 0.51%,
5.83%, 1/15/42(b) 314,516 307,763
FNMA, REMIC
SOFR30A + 0.65%,
5.97%, 2/25/38(b) 243,345 238,761
Hawaii Hotel Trust
CME Term SOFR 1 Month + 1.20%,
6.53%, 5/15/38(a)(b) 250,000 248,799
J.P. Morgan Chase Commercial Mortgage Securities Trust
CME Term SOFR 1 Month + 1.16%,
6.50%, 4/15/38(a)(b) 100,000 98,790
J.P. Morgan Mortgage Trust
SOFR30A + 1.70%,
7.02%, 3/25/54(a)(b) 134,000 134,000

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (cont’d)
Med Trust
CME Term SOFR 1 Month + 1.56%,
6.90%, 11/15/38(a)(b) $ 233,878 $ 228,253
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.92%,
6.25%, 4/15/38(a)(b) 507,370 501,876
PNMAC GMSR Issuer Trust
ICE LIBOR USD 1 Month + 3.85%,
9.28%, 2/25/25(a)(b) 500,000 499,950
Radnor RE Ltd.
SOFR30A + 1.85%,
7.16%, 11/25/31(a)(b) 238,743 239,142
VMC Finance LLC
CME Term SOFR 1 Month + 1.76%,
7.10%, 1/18/37(a)(b) 425,149 415,968
6,239,391
Corporate Bonds (56.6%)
Automobiles (1.0%)
General Motors Co.
6.13%, 10/1/25 225,000 224,853
Hyundai Capital America
5.80%, 6/26/25(a) 246,000 245,062
469,915
Banks (22.1%)
Banco Bilbao Vizcaya Argentaria SA
5.86%, 9/14/26(b) 200,000 197,950
Banco Santander SA
5.15%, 8/18/25 200,000 195,862
Bank of America Corp.
1.84%, 2/4/25(b) 1,300,000 1,278,821
6.09%, 10/24/24(b) 200,000 200,086
Bank of Ireland Group plc
6.25%, 9/16/26(a)(b) 600,000 596,726
Bank of Montreal
3.30%, 2/5/24 225,000 222,898
5.68%, 12/8/23(b) 100,000 100,002
6.04%, 3/8/24(b) 100,000 100,135
BPCE SA
5.94%, 1/14/25(a)(b) 500,000 498,036
Citigroup, Inc.
3.35%, 4/24/25(b) 450,000 442,063
6.02%, 5/1/25(b) 625,000 624,204
6.06%, 1/25/26(b) 200,000 199,259
Discover Bank
2.45%, 9/12/24 250,000 240,354
Fifth Third Bancorp
3.65%, 1/25/24 140,000 138,669
4.30%, 1/16/24 100,000 99,393
HSBC Holdings plc
0.98%, 5/24/25(b) 470,000 452,893
ING Groep NV
3.55%, 4/9/24 450,000 444,085
Intesa Sanpaolo SpA
5.25%, 1/12/24 400,000 398,536
JPMorgan Chase & Co.
3.63%, 5/13/24 225,000 222,119
3.85%, 6/14/25(b) 1,075,000 1,056,233
Face
Amount Value
KeyBank NA
5.64%, 6/14/24(b) $ 250,000 $ 246,018
National Bank of Canada
0.55%, 11/15/24(b) 250,000 248,155
5.25%, 1/17/25 250,000 248,150
Royal Bank of Canada
4.95%, 4/25/25 140,000 138,003
Standard Chartered plc
0.99%, 1/12/25(a)(b) 310,000 304,945
Swedbank AB
6.14%, 9/12/26(a) 218,000 217,231
Toronto-Dominion Bank (The)
5.53%, 7/17/26 328,000 325,711
Truist Financial Corp.
5.72%, 6/9/25(b) 460,000 449,920
UniCredit SpA
7.83%, 12/4/23(a) 350,000 350,440
10,236,897
Biotechnology (0.2%)
Amgen, Inc.
5.25%, 3/2/25 80,000 79,420
Capital Markets (4.8%)
Affiliated Managers Group, Inc.
4.25%, 2/15/24 200,000 198,257
Charles Schwab Corp. (The)
5.82%, 3/18/24(b) 480,000 479,462
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/24 350,000 347,067
5.86%, 10/21/24(b) 250,000 249,372
6.06%, 1/24/25(b) 150,000 149,515
Stifel Financial Corp.
4.25%, 7/18/24 350,000 344,437
UBS Group AG
2.59%, 9/11/25(a)(b) 475,000 457,346
2,225,456
Consumer Finance (6.4%)
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust
1.65%, 10/29/24 500,000 475,801
Ally Financial, Inc.
3.88%, 5/21/24 384,000 376,929
Avolon Holdings Funding Ltd.
5.25%, 5/15/24(a) 240,000 237,752
Capital One Financial Corp.
1.34%, 12/6/24(b) 105,000 103,737
6.02%, 12/6/24(b) 650,000 642,804
General Motors Financial Co., Inc.
3.95%, 4/13/24 200,000 197,355
6.68%, 4/7/25(b) 350,000 350,819
Park Aerospace Holdings Ltd.
5.50%, 2/15/24(a) 100,000 99,519
Toyota Motor Credit Corp.
0.50%, 6/14/24 500,000 482,130
2,966,846
Diversified REITs (0.4%)
HAT Holdings I LLC/HAT Holdings II LLC
6.00%, 4/15/25(a) 175,000 170,474

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (cont’d)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.
6.85%, 6/12/24(b) $ 925,000 $ 930,481
Electric Utilities (2.8%)
Enel Finance International NV
2.65%, 9/10/24(a) 400,000 387,100
NextEra Energy Capital Holdings, Inc.
2.94%, 3/21/24 200,000 197,208
5.75%, 9/1/25 700,000 698,263
1,282,571
Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp.
4.75%, 3/30/26 40,000 39,301
TD SYNNEX Corp.
1.25%, 8/9/24 400,000 382,264
421,565
Entertainment (1.3%)
Take-Two Interactive Software, Inc.
3.30%, 3/28/24 9,000 8,879
Warnermedia Holdings, Inc.
6.41%, 3/15/26 589,000 589,147
598,026
Financial Services (2.5%)
Fidelity National Information Services, Inc.
0.60%, 3/1/24 425,000 415,384
Radian Group, Inc.
6.63%, 3/15/25 275,000 273,628
Synchrony Bank
5.40%, 8/22/25 500,000 482,102
1,171,114
Food Products (1.1%)
JDE Peet's NV
0.80%, 9/24/24(a) 525,000 498,444
Ground Transportation (0.7%)
Penske Truck Leasing Co. LP
5.75%, 5/24/26(a) 120,000 118,295
SMBC Aviation Capital Finance DAC
3.55%, 4/15/24(a) 200,000 197,221
315,516
Health Care Providers & Services (0.2%)
Centene Corp.
4.25%, 12/15/27 100,000 92,276
Hotels, Restaurants & Leisure (0.7%)
Hyatt Hotels Corp.
1.80%, 10/1/24 325,000 311,909
Insurance (1.8%)
Assurant, Inc.
6.10%, 2/27/26 186,000 185,202
GA Global Funding Trust
0.80%, 9/13/24(a) 200,000 188,897
5.82%, 9/13/24(a)(b) 475,000 468,580
842,679
Face
Amount Value
IT Services (0.4%)
Kyndryl Holdings, Inc.
2.05%, 10/15/26 $ 200,000 $ 174,666
Leisure Products (0.7%)
Brunswick Corp.
0.85%, 8/18/24 325,000 310,040
Machinery (0.6%)
Daimler Truck Finance North America LLC
5.92%, 12/14/23(a)(b) 300,000 300,113
Media (0.3%)
Charter Communications Operating LLC
4.91%, 7/23/25 150,000 146,622
Oil, Gas & Consumable Fuels (0.5%)
Occidental Petroleum Corp.
6.95%, 7/1/24 225,000 226,635
Passenger Airlines (1.0%)
Delta Air Lines, Inc./ SkyMiles IP Ltd.
4.50%, 10/20/25(a) 492,982 479,023
Professional Services (0.5%)
Concentrix Corp.
6.65%, 8/2/26 220,000 218,757
Real Estate Management & Development (0.2%)
Newmark Group, Inc.
6.13%, 11/15/23 100,000 99,910
Semiconductors & Semiconductor Equipment (0.4%)
Broadcom Corp.
3.63%, 1/15/24 200,000 198,550
Specialized REITs (0.4%)
EPR Properties
4.50%, 4/1/25 200,000 192,822
Technology Hardware, Storage & Peripherals (0.8%)
Hewlett Packard Enterprise Co.
5.90%, 10/1/24 355,000 354,810
Trading Companies & Distributors (0.3%)
Air Lease Corp.
0.70%, 2/15/24 150,000 147,005
Wireless Telecommunication Services (1.6%)
Rogers Communications, Inc.
4.10%, 10/1/23 375,000 375,000
Sprint LLC
7.13%, 6/15/24 340,000 342,362
717,362
26,179,904
U.S. Government and Agency Securities (9.4%)
U.S. Treasury Note
3.00%, 7/31/24 1,700,000 1,665,470
3.25%, 8/31/24 1,700,000 1,666,273
5.53%, 7/31/25(b) 1,020,000 1,019,174
4,350,917
Total Fixed Income Securities
(Cost $42,277,014)
42,282,705
–

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Short-Term Investments (8.5%)
Investment Company (1.40%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class (See Note G)
(Cost $639,393)
639,393 639,393
Commercial Paper (7.1%)
AT&T, Inc.
5.88%, 2/21/24(a) $ 250,000 $ 244,257
Aviation Capital Group LLC
6.13%, 10/16/23(a) 450,000 448,820
Canadian Imperial Bank of Commerce
5.84%, 5/14/24 500,000 482,320
General Motors Financial Co., Inc.
5.70%, 11/7/23 250,000 248,449
Harley-Davidson Financial Services,
Inc.
5.99%, 10/5/23 700,000 699,356
HSBC USA, Inc.
6.36%, 9/9/24(a) 250,000 235,391
Jabil, Inc.
6.11%, 10/6/23 465,000 464,444
Lloyds Bank plc
5.79%, 4/1/24 500,000 485,465
Total Commercial Paper
(Cost $3,309,280)
3,308,502
Total Short-Term Investments
(Cost $3,948,673)
3,947,895
Total Investments (99.9%)
(Cost $46,225,687) (c) 46,230,600
Other Assets in Excess of Liabilities (0.1%)
44,759
Net Assets (100.0%) $46,275,359
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) At September 30, 2023, the aggregate cost for federal income tax purposes is $46,225,047 . The aggregate gross unrealized appreciation is $105,425 and the aggregate gross unrealized
depreciation is $100,513, resulting in net unrealized appreciation of
$4,912.
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
Future Contracts:
The Fund had the following futures contracts open at September 30, 2023:
Number of
Contracts Expiration Date
Notional
Amount Value
Unrealized
Depreciation
Long:
U.S. Treasury 2 Year Notes 1 Dec-23 $ 200 $ 202,711 $ (641)
$ (641)

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 28.1%
Banks 22.1
Commercial Mortgage-Backed Securities 13.5
Asset-Backed Securities 11.9
U.S. Government and Agency Securities 9.4
Short-Term Investments 8.6
Consumer Finance 6.4
Total Investments 100.0%**
* Industries and/or investment types representing less than 5% of total investments.
** Does not include open short futures contracts with a value of
$ 202,711 and total unrealized depreciation of $ 641.

Annual Report — September 30, 2023
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2023
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $45,586,294) $ 45,591,207
Investment in Security of Affiliated Issuer, at Value (Cost $639,393) 639,393
Total Investments in Securities, at Value (Cost $46,225,687) 46,230,600
Cash 2,297
Receivable for Investments Sold 3,035,207
Interest Receivable 268,835
Dividends Receivable 2,062
Receivable for Variation margin on Futures Contracts 6,456
Total Assets
49,545,457
Liabilities:
Payable for Investments Purchased 3,052,091
Payable for Management Fee 8,967
Payable for Dividends to Shareholders 209,040
Total Liabilities
3,270,098
Net Assets
$ 46,275,359
Net Assets Consist of:
Paid-in-Capital $ 46,280,338
Total Accumulated Loss (4,979)
Net Assets
$ 46,275,359
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 925,000
Net Asset Value Per Share
$ 50 .03

Annual Report — September 30, 2023
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
January 30, 2023
^
to
September 30, 2023
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 1,368,837
Dividends from Security of Affiliated Issuer (Note G) 16,190
Total Investment Income 1,385,027
Expenses:
Management Fee (Note B) 58,610
Total Expenses 58,610
Rebate from Morgan Stanley Affiliate (Note G) (434)
Net Expenses 58,176
Net Investment Income
1,326,851
Realized Gain (Loss):
Investments Sold (40,723)
Futures Contracts 7,636
Net Realized Loss (33,087)
Change in Unrealized Appreciation (Depreciation):
Investments 4,913
Futures Contracts (641)
Net Change in Unrealized Appreciation (Depreciation) 4,272
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
(28,815)
Net Increase in Net Assets Resulting from Operations $ 1,298,036
^ Commencement of Operations.

Annual Report — September 30, 2023
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
January 30, 2023
^
to
September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 1,326,851
Net Realized Loss (33,087)
Net Change in Unrealized Appreciation (Depreciation) 4,272
Net Increase in Net Assets Resulting from Operations 1,298,036
Dividends and Distributions to Shareholders:
Dividends and Distributions (1,303,015)
Total Dividends and Distributions to Shareholders (1,303,015)
Capital Share Transactions:
Subscribed
(1)
20,000,000
Subscribed In-Kind 26,280,338
Net Increase in Net Assets Resulting from Capital Share Transactions 46,280,338
Total Increase in Net Assets 46,275,359
Net Assets:
Beginning of Period –
End of Period $ 46,275,359
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 400,000
Shares Subscribed In-Kind 525,000
Shares Outstanding, End of Period Net Increase in 925,000
^ Commencement of Operations.
(1) Total consists of subscriptions for seed capital by the Adviser and other related parties of the Fund.

Annual Report — September 30, 2023
Financial Highlights
Calvert Ultra-Short Investment Grade ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$ 50 .00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
1 .82
Net Realized and Unrealized Loss ( 0 .07 )
Total from Investment Operations 1 .75
Distributions from and/or in Excess of:
—
Net Investment Income ( 1 .72 )
Net Asset Value, End of Period
$ 50 .03
Total Return
(3)
3 .54%
(4)
Ratios to Average Net Assets and Supplemental Data:
$46,275
Net Assets, End of Period (Thousands) $ 46,275
Ratio of Expenses 0 .24%
(5) (6)
Ratio of Net Investment Income 5 .42%
(5) (6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(5) (7)
Portfolio Turnover Rate 54%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.

Annual Report — September 30, 2023
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification ("ASC") Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert
Ultra-Short Investment Grade ETF (the "Fund"), which seeks
to maximize income, to the extent consistent with preserva-
tion of capital, through investment in short-term bonds and
income-producing securities. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or is unable to provide a price, prices from
brokers or dealers may also be utilized. In these circum-
stances, the value of the security will be the mean of bid
and asked prices obtained from reputable brokers/dealers;
(2) when market quotations are not readily available, as
defined by Rule 2a-5 under the Act, including circum-
stances under which the Adviser determines that the
closing price, last sale price or the mean between the last
reported bid and asked prices are not reflective of a secu-
rity’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures
established by and under the general supervision of the
Trustees; (3) futures are valued at the settlement price on
the exchange on which they trade or, if a settlement price
is unavailable, at the last sale price on the exchange; and
(4) investments in mutual funds, including the Morgan
Stanley Institutional Liquidity Funds, are valued at the
net asset value (“NAV”) as of the close of each business
day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
("ASC"), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Level 2 - other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 - significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2023:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Derivatives:
The Fund may, but is not required to, use
derivative instruments for a variety of purposes, including
hedging, risk management, portfolio management or to
earn income. Derivatives are financial instruments whose
value is based, in part, on the value of an underlying
asset, interest rate, index or financial instrument. Prevail-
ing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A deriva-
tive instrument often has risks similar to its underlying
asset and may have additional risks, including imperfect
correlation between the value of the derivative and the
underlying asset, risks of default by the counterparty to
certain transactions, magnification of losses incurred due
to changes in the market value of the securities, instru-
ments, indices or interest rates to which the derivative
instrument relates, risks that the transactions may not
be liquid and risks arising from margin requirements,
risks arising from mispricing or valuation complexity and
operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than,
the risks associated with other portfolio investments.
Derivatives may involve the use of highly specialized
instruments that require investment techniques and risk
analyses different from those associated with other port-
folio investments. All of the Fund’s holdings, including
derivative instruments, are marked-to-market each day
with the change in value reflected in unrealized appreci-
ation (depreciation). Upon disposition, a realized gain or
loss is recognized.
Certain derivative transactions may give rise to a form of
leverage. Leverage magnifies the potential for gain and the
risk of loss. Leverage associated with derivative transac-
tions may cause the Fund to liquidate portfolio positions
when it may not be advantageous to do so to satisfy its
obligations or may cause the Fund to be more volatile
than if the Fund had not been leveraged. Although the
Adviser seeks to use derivatives to further the Fund’s
investment objectives, there is no assurance that the use
of derivatives will achieve this result.
Following is a description of the derivative instruments
and techniques that the Fund used during the period and
their associated risks:
Futures: A futures contract is a standardized, exchange
traded agreement to buy or sell a specific quantity of
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 5,513 $ — $ 5,513
Commercial
Mortgage-Backed
Securities — 6,239 — 6,239
Corporate Bonds — 26,180 — 26,180
U.S. Government and
Agency Securities — 4,351 — 4,351
Total Fixed Income
Securities — 42,283 — 42,283
Short-Term Investments
Investment Company 639 — — 639
Commercial Papers — 3,309 — 3,309
Total Short-Term
Investments 639 3,309 — 3,948
Total Assets $639 $45,592 $— $46,231
Liabilities:
Futures Contracts
(1) — — (1)

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
an underlying asset, reference rate or index at a specif-
ic price at a specific future time. The value of a futures
contract tends to increase and decrease in tandem with
the value of the underlying instrument. Depending on
the terms of the particular contract, futures contracts are
settled through either physical delivery of the underlying
instrument on the settlement date or by payment of a
cash settlement amount on the settlement date. During
the period the futures contract is open, payments are
received from or made to the broker based upon chang-
es in the value of the contract (the variation margin).
A decision as to whether, when and how to use futures
contracts involves the exercise of skill and judgment and
even a well-conceived futures transaction may be unsuc-
cessful because of market behavior or unexpected events.
In addition to the derivatives risks discussed above, the
prices of futures contracts can be highly volatile, using
futures contracts can lower total return and the potential
loss from futures contracts can exceed the Fund’s initial
investment in such contracts. No assurance can be given
that a liquid market will exist for any particular futures
contract at any particular time.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”),
is intended to improve financial reporting about deriv-
ative instruments by requiring enhanced disclosures to
enable investors to better understand how and why the
Fund uses derivative instruments, how these derivative
instruments are accounted for and their effects on the
Fund’s financial position and results of operations.
The following tables set forth the fair value of the Fund’s
derivative contracts by primary risk exposure as of Sep-
tember 30, 2023:
The following tables set forth by primary risk exposure
the Fund’s realized gains (losses) and change in unrealized
appreciation (depreciation) by type of derivative contract
for the year ended September 30, 2023 in accordance
with ASC 815:
For the year ended September 30, 2023, the approximate
average monthly amount outstanding for each derivative
type is as follows:
4. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
5. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
6. Security Transactions, Income and Expenses:
 Se-
curity transactions are accounted for on the trade date
(date the order to buy or sell is executed). Realized gains
and losses on the sale of investment securities are deter-
mined on the specific identified cost method. Dividend
income and other distributions are recorded on the
ex-dividend date (except for certain foreign dividends
which may be recorded as soon as the Fund is informed
of such dividends) net of applicable withholding taxes.
Non-cash dividends received in the form of stock, if any,
are recognized on the ex-dividend date and recorded as
non-cash dividend income at fair value.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.24% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
Liability Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Futures Contracts
Variation Margin on
Futures Contracts
Interest Rate
Risk $(641)(a)
(a)
This Amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of investments. The Statement of Assets and
Liabilities only reflects the current day's net variation margin.
Realized Gain (Loss)
Primary Risk Exposure Derivative Type Value
Interest Rate Risk Futures Contracts $7,636
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure Derivative Type Value
Interest Rate Risk Futures Contracts $(641)
Futures Contracts:
Average monthly notional value ............. 415,470

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan ("Plan")
pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 25,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Funds’ Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affili-
ates:
For the year ended September 30, 2023 purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments and
In-Kind transactions were $42,349,219 and $12,410,378,
respectively. For the year ended September 30, 2023, pur-
chases and sales of long-term U.S Government securities were
$2,036,560 and $ 1,016,820, respectively. There were no
purchases and sales related to In-Kind transactions for the year ended September 30, 2023.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Fund. For the year ended September 30,
2023, management fees paid were reduced by $434 relating to
the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the year ended September 30, 2023 is as
follows:
Affiliated
Investment
Company
Value
January 30,
2023
Purchases
at Cost
Proceeds
from Sales
Dividend
Income
Liquidity Fund $ – $ 14,743,768 $ 14,104,375 $ 16,190

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2023 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year ended
September 30, 2023.
At September 30, 2023, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2023, the Fund had available for fed-
eral income tax purposes unused short-term capital losses
of $49,706 that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
An investment in the Fund is based on the
values of the Fund’s investments, which may change due to
economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely
affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.  The occurrence,
duration and extent of these or other types of adverse econom-
Affiliated
Investment
Company (cont'd)
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
September
30, 2023
Liquidity Fund   $ – $ – $ 639,393
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$1,303,015 $–
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$39,815 $–

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
ic and market conditions and uncertainty over the long term
cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the
associated conditions impact the Fund and its investments will also depend on other future developments, which are highly
uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund’s invest-
ments (and, in turn, the Fund’s investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the
intraday value of the Fund’s holdings. Buying or selling shares in the secondary market may require paying brokerage com-
missions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount
and may be a significant proportional cost when seeking to
buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market
makers or other participants that trade the particular security.
The spread of the Fund’s shares varies over time based on the
Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.
LIBOR Discontinuance or Unavailability Risk:
 The Lon-
don Interbank Offering Rate (“LIBOR”) was a leading floating rate benchmark used in loans, notes, derivatives and other
instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR
settings continue to be published but only on a temporary,
synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in con-
nection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish new or alternative

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
21
Morgan Stanley ETF Trust
reference rates to be used in place of LIBOR. There is no assur-
ance that the composition or characteristics of any such new or alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have
the same volume or liquidity as did LIBOR , which may affect the value or liquidity or return on certain of the Fund’s invest-
ments and result in costs incurred in connection with closing out positions and entering into new trades.
Neither the effect of the LIBOR transition process nor its
ultimate success can yet be known. The transition process
might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of hedges placed against, instru-
ments whose terms currently include (or previously included)
LIBOR. While some LIBOR-based instruments contemplated
a scenario where LIBOR is no longer available by providing
for an alternative rate-setting methodology, there may be
significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate or replace LIBOR. Some of the Fund’s investments may be so-called “tough legacy”
LIBOR instruments which may not have effective alternative
rate-setting provisions or may involve counterparties who are unwilling to add or exercise rights under alternative rate-set-
ting provisions in such instruments. On March 15, 2022, the
Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide
basis to replace U.S. Dollar LIBOR with a benchmark rate
that is selected by the Board of Governors of the Federal Re-
serve System based on the Secured Overnight Financing Rate
(“SOFR”) for tough legacy contracts. On February 27, 2023,
the final rule in connection with this law became effective, es-
tablishing benchmark replacements based on SOFR and Term
SOFR (a forward-looking measurement of market expectations
of SOFR implied from certain derivatives markets) for applica-
ble tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of the one-month, three-month and six-month U.S. Dollar LI-
BOR settings on the basis of a changed methodology (known
as “synthetic LIBOR”), after June 30, 2023 through at least
September 30, 2024, addressing non-U.S. law governed U.S.
Dollar LIBOR instruments, but this synthetic LIBOR will be
designated by the FCA as unrepresentative of the underlying
market that it seeks to measure and will be solely available for use in legacy transactions. The transition of investments from
LIBOR to a new or replacement rate as a result of amendment, application of existing fallbacks, statutory requirements, the ap-
plication of synthetic LIBOR or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instru-
ments until a market for such hedging transactions more fully develops. All of the aforementioned may adversely affect the
Fund’s investments (including their volatility, value and liquidi-
ty) and, as a result, the performance or NAV.
J. Other:
At September 30, 2023, the Fund had record own-
ers of 10% or greater, which are related parties of the Fund. In-
vestment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners
was 43.2%.

22
Annual Report — September 30, 2023
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders and Board of Trustees of Morgan Stanley ETF Trust –
Calvert Ultra Short Investment Grade ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert Ultra Short Investment Grade ETF (the “Fund”)
(one of the funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of investments, as of September 30,
2023, and the related statements of operations and changes in net assets and the financial highlights for the period from January 30,
2023 (commencement of operations) through September 30, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley ETF Trust) at September 30, 2023, and the results of its operations, the changes in its net assets and its financial highlights for the period from January 30, 2023 (commencement of operations) through September 30,
2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 27, 2023

23
Annual Report — September 30, 2023
Important Notice (unaudited)
Morgan Stanley ETF Trust
Reporting to Shareholders
The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the securi-
ty names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”),
a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custo-
dian and Distributor will not disseminate non-public information concerning the Trust. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings will be available on the Fund’s public website, www.calvert.com.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall invest-
ment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.
The Adviser has engaged Calvert to provide proxy voting services with respect to the Trust. The Adviser’s Proxy Voting Policy speci-
fies that each Fund will follow Calvert’s Proxy Voting Policies and Procedures and Global Proxy Voting Guidelines. When available, the Trust’s proxy voting record for the most recent 12-month period ending June 30, as filed with the SEC, will be available without charge on our web site at www.calvert.com. The Trust’s proxy voting record will also be available without charge on the SEC’s web site at http://www.sec.gov.
Tailored Shareholder Reports
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available on-
line, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

24
Annual Report — September 30, 2023
U.S. Customer Privacy Notice (unaudited)
April 2021
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our investment management affiliates’
everyday business purposes —
information about your
transactions, experiences, and creditworthiness
Yes Yes
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For our investment management affiliates to
market to you
Yes Yes
For our affiliates to market to you
No We don’t share
For non-affiliates to market to you
No We don’t share

Annual Report — September 30, 2023
U.S. Customer Privacy Notice (unaudited) (cont’d)
25
April 2021
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Investment Management
Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.

Annual Report — September 30, 2023
U.S. Customer Privacy Notice (unaudited) (cont’d)
26
April 2021
Morgan Stanley ETF Trust
Definitions
Investment Management Affiliates
MSIM Investment Management Affiliates include registered
investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division.
Investment Management Affiliates does not include entities
associated with Morgan Stanley Wealth Management, such as
Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include companies with a Morgan Stanley
name and financial companies such as Morgan Stanley
Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

27
Annual Report — September 30, 2023
Trustees and Officers Information (unaudited)
Morgan Stanley ETF Trust
Independent Trustees:
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Frank L. Bowman
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1944
Trustee Since
August
2006
President, Strategic Decisions, LLC (consulting) (since
February 2009); Director or Trustee of various Morgan
Stanley Funds (since August 2006); Chairperson of the
Compliance and Insurance Committee (since October
2015); formerly, Chairperson of the Insurance Sub-
Committee of the Compliance and Insurance Committee
(2007-2015); served as President and Chief Executive
Officer of the Nuclear Energy Institute (policy organization)
(February 2005-November 2008); retired as Admiral,
U.S. Navy after serving over 38 years on active duty
including 8 years as Director of the Naval Nuclear
Propulsion Program in the Department of the Navy and
the U.S. Department of Energy (1996-2004); served as
Chief of Naval Personnel (July 1994-September 1996)
and on the Joint Staff as Director of Political Military
Affairs (June 1992-July 1994); knighted as Honorary
Knight Commander of the Most Excellent Order of the
British Empire; awarded the Officier de l’Orde National du
Mérite by the French Government; elected to the National
Academy of Engineering (2009).
86 Director of Naval and
Nuclear Technologies
LLP; Director Emeritus
of the Armed Services
YMCA; Member of
the National Security
Advisory Council of
the Center for U.S.
Global Engagement
and a member of the
CNA Military Advisory
Board; Chairman
of Fairhaven United
Methodist Church;
Member of the Board
of Advisors of the
Dolphin Scholarship
Foundation; Director of
other various nonprofit
organizations;
formerly, Director of
BP, plc (November
2010- May 2019).
Frances. L Cashman
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1961
Trustee Since February
2022
Director or Trustee of various Morgan Stanley Funds
(since February 2022); Chief Executive Officer, Asset
Management Division, Euromoney Institutional Investor
PLC (financial information) (May 2021-Present); Executive
Vice President and various other roles, Legg Mason & Co.
(asset management) (2010-2020); Managing Director,
Stifel Nicolaus (2005-2010).
87 Trustee and
Investment Committee
Member, Georgia
Tech Foundation
(Since June 2019);
Trustee and Chair of
Marketing Committee,
Loyola Blakefield
(Since September
2017); Trustee, MMI
Gateway Foundation
(since September
2017); Director and
Investment Committee
Member, Catholic
Community
Foundation Board
(2012–2018); Director
and Investment
Committee Member,
St. Ignatius Loyola
Academy (2011-
2017).
Kathleen A. Dennis
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1953
Trustee Since
August
2006
Chairperson of the Governance Committee (since January
2021), Chairperson of the Liquidity and Alternatives Sub-
Committee of the Investment Committee (2006-2020) and
Director or Trustee of various Morgan Stanley Funds (since
August 2006); President, Cedarwood Associates (mutual
fund and investment management consulting) (since July
2006); formerly, Senior Managing Director of Victory
Capital Management (1993-2006).
86 Board Member,
University of
Albany Foundation
(2012-present); Board
Member, Mutual
Funds Directors
Forum (2014-present);
Director of
various non-profit
organizations.

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)
28
Morgan Stanley ETF Trust
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Nancy C. Everett
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1955
Trustee Since
January
2015
Chairperson of the Equity Investment Committee (since
January 2021); Director or Trustee of various Morgan
Stanley Funds (since January 2015); Chief Executive
Officer, Virginia Commonwealth University Investment
Company (since November 2015); Owner, OBIR, LLC
(institutional investment management consulting) (since
June 2014); formerly, Managing Director, BlackRock, Inc.
(February 2011-December 2013) and Chief Executive
Officer, General Motors Asset Management (a/k/a
Promark Global Advisors, Inc.) (June 2005-May 2010).
87 Formerly, Member
of Virginia
Commonwealth
University School of
Business Foundation
(2005-2016);
Member of Virginia
Commonwealth
University Board of
Visitors (2013-2015);
Member of Committee
on Directors for
Emerging Markets
Growth Fund, Inc.
(2007-2010);
Chairperson of
Performance Equity
Management, LLC
(2006-2010); and
Chairperson, GMAM
Absolute Return
Strategies Fund, LLC
(2006-2010).
Eddie A. Grier
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1955
Trustee Since
February
2022
Director or Trustee of various Morgan Stanley Funds
(since February 2022); Dean Santa Clara University
Leavey School of Business (since April 2021); Dean,
Virginia Commonwealth University School of Business
(2010-2021); President and various other roles, Walt
Disney Company (entertainment and media) (1981-2010).
87 Director, Witt/Kieffer,
Inc.
(executive search)
(since 2016); Director,
NuStar GP, LLC
(energy) (since August
2021); Director,
Sonida Senior Living,
Inc. (residential
community operator)
(2016-2021); Director,
NVR, Inc.
(home building)
(2013-2020); Director,
Middleburg Trust
Company (wealth
management) (2014-
2019); Director,
Colonial Williamsburg
Company (since2012);
Regent, University of
Massachusetts
Global (since
2021); Director
and Chair, Child
Fund International
(2012-2021); Trustee,
Brandman University
(2010-2021); Director,
Richmond Forum
(2012-2019).

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)
29
Morgan Stanley ETF Trust
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Jakki L. Hassler
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1957
Trustee Since
January
2015
Director or Trustee of various Morgan Stanley Funds
(since January 2015); Chairperson of the Audit Committee
(since January 2023) Chairman, Opus Capital Group (since
1996); formerly, Chief Executive Officer, Opus Capital
Group (1996-2019); Director, Capvest Venture Fund, LP
(May 2000-December 2011); Partner, Adena Ventures, LP
(July 1999 December 2010); Director, The Victory Funds
(February 2005- July 2008).
87 Director of Cincinnati
Bell Inc. and Member,
Audit Committee and
Chairman, Governance
and Nominating
Committee; Director
of Service Corporation
International and
Member, Audit
Committee and
Investment
Committee; Director,
Barnes Group Inc.
(since July 2021);
Director of Northern
Kentucky University
Foundation and
Member, Investment
Committee; Member
of Chase College of
Law Transactional
Law Practice Center
Board of Advisors;
Director of Best
Transport; Director
of Chase College of
Law Board of Visitors;
formerly, Member,
University of Cincinnati
Foundation Investment
Committee.
Dr. Manuel H. Johnson
c/o Johnson Smick
International, Inc.
2201 I Street, NE Suite 200
Washington, D.C. 20002
Birth Year: 1949
Trustee Since July
1991
Senior Partner, Johnson Smick International, Inc.
(consulting firm); Chairperson of the Fixed Income,
Liquidity and Alternatives Investment Committee (since
January 2021), Chairperson of the Investment Committee
(2006-2020) and Director or Trustee of various Morgan
Stanley Funds (since July 1991); Co-Chairman and a
founder of the Group of Seven Council (G7C) (international
economic commission); formerly, Chairperson of the Audit
Committee (July 1991- September 2006); Vice Chairman
of the Board of Governors of the Federal Reserve System
and Assistant Secretary of the U.S. Treasury.
86 Director of NVR, Inc.
(home construction).
Joseph J. Kearns
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1942
Trustee Since August
1994
Senior Adviser, Kearns & Associates LLC (investment
consulting); Director or Trustee of various Morgan Stanley
Funds (August 1994 December 2022); formerly, Deputy
Chairperson of the Audit Committee (July 2003-September
2006) and Chairperson of the Audit Committee of various
Morgan Stanley Funds (since August 1994); CFO of the J.
Paul Getty Trust (1982-1999).
87 Director, Rubicon
Investments (since
February 2019); Prior
to August
2016, Director
of Electro Rent
Corporation
(equipment leasing).
Prior to December 31,
2013, Director of The
Ford Family
Foundation.

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)
30
Morgan Stanley ETF Trust
* This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes (as of December 31, 2022) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanly Investment Management Inc.
(the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).
*** This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Michael F. Klein
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1958
Trustee Since August
2006
Chairperson of the Risk Committee (since January 2021);
Managing Director, Aetos Alternatives Management, LP
(since March 2000); Co-President, Aetos Alternatives
Management, LP (since January 2004) and Co-Chief
Executive Officer of Aetos Alternatives Management, LP
(since August 2013); Chairperson of the Fixed Income
Sub-Committee of the Investment Committee (2006-
2020) and Director or Trustee of various Morgan Stanley
Funds (since August 2006); formerly, Managing Director,
Morgan Stanley & Co. Inc. and Morgan Stanley Dean
Witter Investment Management and President, various
Morgan Stanley Funds (June 1998-March 2000); Principal,
Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter
Investment Management (August 1997-December 1999).
86 Director of certain
investment funds
managed or
sponsored by Aetos
Alternatives
Management, LP;
Director of Sanitized
AG and Sanitized
Marketing AG
(specialty chemicals).
Patricia A. Maleski
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1960
Trustee Since
January
2017
Director or Trustee of various Morgan Stanley Funds
(since January 2017); Managing Director, JPMorgan Asset
Management (2004-2016); Oversight and Control Head of
Fiduciary and Conflicts of Interest Program (2015-2016);
Chief Control Officer—Global Asset Management (2013-
2015); President, JPMorgan Funds (2010- 2013); Chief
Administrative Officer (2004-2013); various other positions
including Treasurer and Board Liaison (since 2001).
87 Trustee, Nutley Family
Service
Bureau, Inc. (since
January 2022).
W. Allen Reed
c/o Perkins Coie LLP Counsel to
the Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1947
Chair of the Board
and
Trustee
Chair of the
Board since
August 2020
and Director
since August
2006
Chair of the Boards of various Morgan Stanley Funds
(since August 2020); Director or Trustee of various
Morgan Stanley Funds (since August 2006); formerly,
Vice Chair of the Boards of various Morgan Stanley
Funds (January 2020-August 2020); President and Chief
Executive Officer of General Motors Asset Management;
Chairman and Chief Executive Officer of the GM Trust
Bank and Corporate Vice President of General Motors
Corporation (August 1994-December 2005).
86 Formerly, Director
of Legg Mason,
Inc. (2006-2019);
and Director of the
Auburn University
Foundation (2010-
2015).

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)
31
Morgan Stanley ETF Trust
Executive Officers:
The Fund’s statement of additional information incudes further information about the Fund’s Trustees and Officers, and is available without charge by visiting www.calvert.com or upon request by calling 1 (800) 836-2414.
*This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves an indefinite term, until his or her successor is elected.
Name, Address and Birth Year of Executive Officer
Position(s) Held
with Registrant
Length of Time
Served* Principal Occupation(s) During Past 5 Years
John H. Gernon
522 Fifth Avenue
New York, NY 10036
Birth Year: 1963
President
and Principal
Executive Officer
Since September
2013
President and Principal Executive Officer of the Equity and Fixed Income Funds and the
Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the
Adviser.
Deidre A. Downes
1633 Broadway
New York, NY 10019
Birth Year: 1977
Chief Compliance
Officer
Since November
2021
Executive Director of the Adviser (since January 2021) and Chief Compliance Officer of various Morgan Stanley Funds (since November 2021). Formerly, Vice President and
Corporate Counsel at PGIM and Prudential Financial (October 2016-December 2020).
Francis J. Smith
522 Fifth Avenue
New York, NY 10036
Birth Year: 1965
Treasurer and
Principal Financial
Officer
Treasurer since
July 2003 and
Principal Financial
Officer since
September 2002
Managing Director of the Adviser and various entities affiliated with the Adviser;
Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley
Funds (since September 2002).
Mary E. Mullin
1633 Broadway
New York, NY 10019
Birth Year: 1967
Secretary Since
June
1999
Managing Director of the Adviser; Secretary of various Morgan Stanley Funds (since
June 1999).
Michael J. Key
522 Fifth Avenue
New York, NY 10036
Birth Year: 1979
Vice President Since
June
2017
Vice President of the Equity and Fixed Income Funds, Liquidity Funds, various money market funds and the Morgan Stanley AIP Funds in the Fund Complex (since June
2017); Executive Director of the Adviser; Head of Product Development for Equity and
Fixed Income Funds (since August 2013).
Anthony R. Rochte
522 Fifth Avenue
New York, NY 10036
Birth Year: 1968
Vice President,
Morgan Stanley
ETF Trust
Since September
2022
Managing Director and Global Head of Exchange-Traded Funds at Morgan
Stanley Investment Management (since March 2022); Co-Head of
Goldman Sachs Private Bank Select (January 2020 – March 2022); Head of
Fidelity Institutional Investments & Technology Solutions (August 2017 –
January 2020).

32
Morgan Stanley ETF Trust
Annual Report — September 30, 2023
Adviser
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Perkins Coie LLP
1155 Avenue of the Americas
22nd Floor
New York, New York 10036
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ETFCALULTSHORTINVGRDANN
6057927 EXP 11.30.24
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert US Large-Cap
Core Responsible Index
ETF
NYSE Arca: CVLC
Annual Report
September 30, 2023

Morgan Stanley ETF Trust
Annual Report — September 30, 2023
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management’s website: www.calvert.com.
Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future. There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.
Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Expense Example
...........................................................................................
3
Investment Overview
........................................................................................
4
Portfolio of Investments
.....................................................................................
6
Statement of Assets and Liabilities
..........................................................................
15
Statement of Operations
....................................................................................
16
Statement of Changes in Net Assets
........................................................................
17
Financial Highlights
.........................................................................................
18
Notes to Financial Statements
...............................................................................
19
Report of Independent Registered Public Accounting Firm
....................................................
25
Federal Tax Notice
..........................................................................................
26
Important Notices
..........................................................................................
27
U.S. Customer Privacy Notice
...............................................................................
28
Trustees and Officers Information
...........................................................................
31

2
Annual Report — September 30, 2023
Shareholders’ Letter (unaudited)
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Annual Report, in which you will learn how your investment in Calvert US Large-Cap Core Respon-
sible Index ETF (the “Fund”) performed during the period beginning January 30, 2023 (when the Fund commenced operations)
and ended September 30, 2023.
Morgan Stanley Investment Management, the Fund's investment adviser, is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving chal-
lenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
October 2023

3
Annual Report — September 30, 2023
Expense Example (unaudited)
Calvert US Large-Cap Core Responsible Index ETF
Morgan Stanley ETF Trust
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include man-
agement fees, and distribution and shareholder services fees. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period ended September 30,
2023 and held for the entire six-month period.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
(
4/1/23
)
Actual Ending
Account
Value
(9/30/23)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Calvert US Large-Cap Core Responsible Index ETF
$1,000.00 $1,043.40 $1,024.32 $0.77 $0.76 0.15%
* Expenses are calculated using the Fund’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/365 (to reflect the most recent one-half year period).
** Annualized.

4
Annual Report — September 30, 2023
Investment Overview (unaudited)
Calvert US Large-Cap Core Responsible Index ETF
Morgan Stanley ETF Trust
Economic and Market Conditions
For U.S. equity investors, the 8-month period ended
September 30, 2023, was a roller-coaster ride, driven largely by shifting perceptions of whether the U.S. Federal Reserve
(the Fed) could bring the world’s largest economy in for a soft landing, and changing expectations of how long interest rates might remain high.
As the period opened, U.S. stocks were in the midst of a
rally that lasted through July 2023. The initial tailwind was
ChatGPT, an artificial intelligence (AI) application that led investors to perceive AI might become the next big innovation to drive the information technology (IT) sector. As a result,
IT - one of the worst-performing sectors in 2022 - became the standout sector during the first half of 2023. Earlier recession fears that had weighed on stock prices receded as many inves-
tors came around to the view that the U.S. economy was doing surprisingly well.
But in the final two months of the period, the bond market
halted the stock market’s momentum. As it became clear the
Fed would keep interest rates higher for longer than investors had anticipated just a few months earlier, longer term bond
rates rose. Given the potential for relatively attractive returns with lower risk than stocks, many investors shifted from equity assets to bonds, and stock prices ended on a down note as the period came to a close.
For the period as a whole, however, the August-September
stock market retreat did not totally erase previous gains, and the Russell 1000® Index, a measure of U.S. large-cap stocks, returned a respectable 7.55%.
Fund Performance
For the 8-month period from inception on January 30, 2023,
through September 30, 2023, Calvert US Large-Cap Core Re-
sponsible Index ETF (the Fund) returned 6.85% based on net
asset value (NAV) and reinvestment of distributions per share, net of fees. The Fund underperformed its primary benchmark,
the Russell 1000® Index (the Index), which returned 7.55%
and underperformed its secondary benchmark, the Calvert US
Large-Cap Core Responsible Index (the Calvert Index), which
returned 6.99% during the period.
The Fund’s underperformance versus the Calvert Index was due to Fund expenses and fees, which the Calvert Index does not
incur.
Of the 11 market sectors held by the Fund, communication
services, consumer discretionary, energy, industrials, and infor-
mation technology (IT) delivered positive returns during the period. The strongest-performing sectors were IT, energy, and consumer discretionary. The weakest-performing sectors were
utilities, real estate, and financials.
Detractors from Fund performance versus the Index included
stock selections and an underweight position in the communi-
cation services sector, as well as stock selections and overweight positions in the financials and health care sectors.
In the communication services sector, not owning Index po-
sition Meta Platforms, Inc. (Meta) - the social media compa-
ny behind Facebook, Instagram, and Messenger - detracted
from returns relative to the Index during the period. Meta’s stock price doubled during the period as advertising revenues rebounded on improved ad targeting, while profit margins
exceeded expectations due to more rational spending on lon-
ger-term initiatives.
In the financials sector, not owning Index position Berk-
shire Hathaway, Inc. (Berkshire Hathaway) detracted from
Index-relative returns. Berkshire Hathaway, Warren Buffet’s
Nebraska-based multinational conglomerate, posted an all-time high for its stock price in September 2023, as its core insurance businesses - including wholly-owned subsidiary GEICO -
performed strongly and many of its widely diversified holdings delivered robust earnings during the period as well.
In contrast, contributors to Fund performance versus the Index included an overweight position in the IT sector, the best-per-
forming sector within the Index and the Fund during the
period; an underweight position in the real estate sector, which delivered negative returns as property sales were hampered by rising mortgage rates and companies cut back on office space after the pandemic; and an underweight position in the energy sector.
In the IT sector, relative performance benefited from the
Fund’s overweight position in semiconductor firm NVIDIA
Corp. (NVIDIA), whose stock price more than doubled during
the period. NVIDIA’s strong stock performance was driven by
increased demand for its high-end graphics processing units in the burgeoning AI, industry.

Annual Report — September 30, 2023
Investment Overview (unaudited) (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
5
Morgan Stanley ETF Trust
Performance data quoted represents past performance, which is no guaran-
tee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.calvert.com. Investment return and principal value will fluctu-
ate so that Fund shares, when sold or redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the selling or redemption of
Fund shares. Fund's total returns are calculated as of the last business day of the period.
* Minimum Investment.
** The Fund’s performance shown assumes that all recurring fees
(including management fees) were deducted and all dividends and distributions were reinvested.
*** Commenced Operations on January 30, 2023.
Performance Compared to the Russell 1000
®
Index
(1)
and the Calvert US Large-Cap Core Responsible
Index
(2)
Cumulative
Total Return
for the
period Ended
September 30,
2023
Since
Inception
(3)
Calvert US Large-Cap Core Responsible Index ETF - NAV
(4)
6.85%
Calvert US Large-Cap Core Responsible Index ETF - Market
Price
(4)
7.05%
Russell 1000
®
Index 7.55%
Calvert US Large-Cap Core Responsible Index 6.99%
(1) The Russell 1000
®
Index is an unmanaged index of 1,000 U.S. large-
cap stocks. The Russell 1000
®
Index is an index of approximately
1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2) The Calvert US Large-Cap Core Responsible Index (the “Calvert Index”) is
composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for
Responsible Investment. Large companies are the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts and business development companies. The
Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
(3) For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(4) Commenced operations on January 30, 2023.

Annual Report — September 30, 2023
Portfolio of Investments
Calvert US Large-Cap Core Responsible Index ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.8%)
Aerospace & Defense (0.2%)
Axon Enterprise, Inc.(a) 697 $ 138,696
Curtiss-Wright Corp. 378 73,948
HEICO Corp. 409 66,229
Hexcel Corp. 833 54,262
Woodward, Inc. 593 73,686
406,821
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc. 826 71,143
Expeditors International of Washington, Inc. 1,038 118,986
FedEx Corp. 1,626 430,760
GXO Logistics, Inc.(a) 865 50,732
United Parcel Service, Inc., Class  B 5,108 796,184
1,467,805
Automobile Components (0.2%)
Aptiv plc(a) 1,987 195,898
Autoliv, Inc. 624 60,204
BorgWarner, Inc. 1,687 68,104
Lear Corp. 421 56,498
Visteon Corp.(a) 195 26,924
407,628
Automobiles (2.3%)
Ford Motor Co. 27,719 344,270
General Motors Co. 9,687 319,381
Harley-Davidson, Inc. 1,050 34,713
Rivian Automotive, Inc., Class  A(a) 4,651 112,926
Tesla, Inc.(a) 16,983 4,249,486
Thor Industries, Inc. 375 35,674
5,096,450
Banks (4.0%)
Bank of America Corp. 51,467 1,409,166
Bank OZK 850 31,509
BOK Financial Corp. 223 17,836
Citigroup, Inc. 15,109 621,433
Citizens Financial Group, Inc. 3,605 96,614
Columbia Banking System, Inc. 1,623 32,947
Comerica, Inc. 977 40,594
Commerce Bancshares, Inc. 945 45,341
Cullen/Frost Bankers, Inc. 470 42,869
East West Bancorp, Inc. 1,092 57,559
Fifth Third Bancorp 5,288 133,945
First Citizens BancShares, Inc., Class  A 81 111,788
First Financial Bankshares, Inc. 1,093 27,456
First Horizon Corp. 4,125 45,458
FNB Corp. 2,800 30,212
Home BancShares, Inc. 1,494 31,284
Huntington Bancshares, Inc. 11,173 116,199
JPMorgan Chase & Co. 18,677 2,708,539
KeyCorp 7,129 76,708
M&T Bank Corp. 1,288 162,868
New York Community Bancorp, Inc. 5,584 63,323
Old National Bancorp 2,312 33,616
Pinnacle Financial Partners, Inc. 595 39,889
PNC Financial Services Group, Inc. (The) 3,117 382,674
Popular, Inc. 550 34,656
Prosperity Bancshares, Inc. 707 38,588
Regions Financial Corp. 7,321 125,921
Shares Value
SouthState Corp. 594 $ 40,012
Synovus Financial Corp. 1,135 31,553
Truist Financial Corp. 10,432 298,460
U.S. Bancorp 12,018 397,315
United Bankshares, Inc. 1,047 28,887
Valley National Bancorp 3,396 29,070
Webster Financial Corp. 1,349 54,378
Wells Fargo & Co. 28,711 1,173,131
Western Alliance Bancorp 797 36,638
Wintrust Financial Corp. 473 35,712
Zions Bancorp NA 1,163 40,577
8,724,725
Beverages (1.8%)
Celsius Holdings, Inc.(a) 381 65,379
Coca-Cola Co. (The) 27,817 1,557,196
Coca-Cola Consolidated, Inc. 42 26,725
Keurig Dr Pepper, Inc. 8,861 279,742
Monster Beverage Corp.(a) 6,726 356,142
PepsiCo, Inc. 9,716 1,646,279
3,931,463
Biotechnology (3.3%)
AbbVie, Inc. 12,341 1,839,550
ACADIA Pharmaceuticals, Inc.(a) 983 20,486
Alkermes plc(a) 1,336 37,421
Alnylam Pharmaceuticals, Inc.(a) 987 174,798
Amgen, Inc. 4,199 1,128,523
Apellis Pharmaceuticals, Inc.(a) 711 27,047
Arrowhead Pharmaceuticals, Inc.(a) 846 22,732
Biogen, Inc.(a) 1,132 290,935
BioMarin Pharmaceutical, Inc.(a) 1,467 129,800
Blueprint Medicines Corp.(a) 476 23,905
Denali Therapeutics, Inc.(a) 875 18,051
Exact Sciences Corp.(a) 1,432 97,691
Exelixis, Inc.(a) 2,421 52,899
Gilead Sciences, Inc. 9,795 734,037
Halozyme Therapeutics, Inc.(a) 1,058 40,416
Horizon Therapeutics plc(a) 1,806 208,936
Incyte Corp.(a) 1,456 84,113
Ionis Pharmaceuticals, Inc.(a) 1,130 51,257
Moderna, Inc.(a) 2,584 266,901
Neurocrine Biosciences, Inc.(a) 773 86,963
Regeneron Pharmaceuticals, Inc.(a) 818 673,181
Sarepta Therapeutics, Inc.(a) 688 83,399
Seagen, Inc.(a) 1,101 233,577
United Therapeutics Corp.(a) 360 81,313
Vertex Pharmaceuticals, Inc.(a) 2,023 703,478
7,111,409
Broadline Retail (3.2%)
Amazon.com, Inc.(a) 53,460 6,795,835
eBay, Inc. 3,341 147,305
Etsy, Inc.(a) 726 46,885
Macy's, Inc. 1,496 17,369
7,007,394
Building Products (1.1%)
A O Smith Corp. 1,214 80,282
AAON, Inc. 694 39,468
Advanced Drainage Systems, Inc. 676 76,949
Allegion plc 866 90,237

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Building Products (cont’d)
AZEK Co., Inc. (The), Class  A(a) 806 $ 23,971
Carlisle Cos., Inc. 843 218,556
Carrier Global Corp. 8,288 457,498
Fortune Brands Innovations, Inc. 789 49,044
Johnson Controls International plc 6,702 356,613
Lennox International, Inc. 316 118,323
Masco Corp. 1,409 75,311
Owens Corning 1,524 207,889
Simpson Manufacturing Co., Inc. 430 64,418
Trane Technologies plc 2,259 458,374
Trex Co., Inc.(a) 685 42,217
UFP Industries, Inc. 381 39,014
Zurn Elkay Water Solutions Corp. 900 25,218
2,423,382
Capital Markets (3.8%)
Affiliated Managers Group, Inc. 271 35,322
Ameriprise Financial, Inc. 809 266,711
Ares Management Corp., Class  A 1,154 118,712
Bank of New York Mellon Corp. (The) 6,139 261,828
BlackRock, Inc. 1,155 746,696
Blackstone, Inc. 5,525 591,948
Blue Owl Capital, Inc., Class  A 3,435 44,518
Carlyle Group, Inc. (The) 1,509 45,511
Cboe Global Markets, Inc. 817 127,624
Charles Schwab Corp. (The) 11,629 638,432
CME Group, Inc. 2,813 563,219
Coinbase Global, Inc., Class  A(a) 1,371 102,935
Evercore, Inc., Class  A 266 36,676
FactSet Research Systems, Inc. 282 123,307
Franklin Resources, Inc. 2,293 56,362
Goldman Sachs Group, Inc. (The) 2,576 833,516
Hamilton Lane, Inc., Class  A 241 21,796
Houlihan Lokey, Inc., Class  A 398 42,634
Interactive Brokers Group, Inc., Class  A 778 67,344
Intercontinental Exchange, Inc. 4,348 478,367
Invesco Ltd. 3,539 51,386
Jefferies Financial Group, Inc. 1,563 57,253
KKR & Co., Inc. 5,094 313,790
LPL Financial Holdings, Inc. 594 141,164
MarketAxess Holdings, Inc. 264 56,401
Moody's Corp. 1,169 369,603
Morningstar, Inc. 194 45,443
MSCI, Inc., Class  A 571 292,969
Nasdaq, Inc. 2,645 128,521
Northern Trust Corp. 1,595 110,821
Raymond James Financial, Inc. 1,485 149,138
S&P Global, Inc. 2,354 860,175
SEI Investments Co. 859 51,738
State Street Corp. 2,490 166,730
Stifel Financial Corp. 794 48,783
T Rowe Price Group, Inc. 1,710 179,328
Tradeweb Markets, Inc., Class  A 887 71,137
8,297,838
Chemicals (1.3%)
Air Products and Chemicals, Inc. 2,168 614,411
Ashland, Inc. 505 41,248
Axalta Coating Systems Ltd.(a) 2,192 58,965
Shares Value
Balchem Corp. 327 $ 40,561
Cabot Corp. 571 39,553
Celanese Corp., Class  A 1,075 134,934
Eastman Chemical Co. 1,168 89,609
Ecolab, Inc. 2,513 425,702
Element Solutions, Inc. 2,314 45,378
FMC Corp. 1,200 80,364
Huntsman Corp. 1,670 40,748
International Flavors & Fragrances, Inc. 2,496 170,152
Livent Corp.(a) 1,865 34,335
Mosaic Co. (The) 3,274 116,554
PPG Industries, Inc. 2,332 302,694
Sherwin-Williams Co. (The) 2,349 599,113
2,834,321
Commercial Services & Supplies (0.8%)
Casella Waste Systems, Inc., Class  A(a) 481 36,700
Cintas Corp. 539 259,265
Clean Harbors, Inc.(a) 426 71,295
Copart, Inc.(a) 6,422 276,724
MSA Safety, Inc. 365 57,542
Republic Services, Inc., Class  A 1,748 249,108
Rollins, Inc. 1,883 70,292
Stericycle, Inc.(a) 804 35,947
Tetra Tech, Inc. 442 67,197
Waste Management, Inc. 3,447 525,461
1,649,531
Communications Equipment (1.0%)
Arista Networks, Inc.(a) 1,649 303,301
Ciena Corp.(a) 979 46,268
Cisco Systems, Inc. 26,667 1,433,618
F5, Inc.(a) 396 63,811
Juniper Networks, Inc. 2,099 58,331
Lumentum Holdings, Inc.(a) 445 20,105
Motorola Solutions, Inc. 1,086 295,653
Viasat, Inc.(a) 372 6,867
2,227,954
Construction & Engineering (0.3%)
AECOM 1,187 98,568
Comfort Systems USA, Inc. 302 51,464
EMCOR Group, Inc. 401 84,366
MasTec, Inc.(a) 505 36,345
Quanta Services, Inc. 1,222 228,599
Valmont Industries, Inc. 203 48,763
WillScot Mobile Mini Holdings Corp.(a) 1,645 68,416
616,521
Construction Materials (0.2%)
Summit Materials, Inc., Class  A(a) 2,008 62,529
Vulcan Materials Co. 2,248 454,141
516,670
Consumer Finance (0.7%)
Ally Financial, Inc. 2,345 62,565
American Express Co. 4,642 692,540
Capital One Financial Corp. 2,955 286,783
Credit Acceptance Corp.(a) 50 23,006
Discover Financial Services 1,966 170,314
FirstCash Holdings, Inc. 296 29,712
OneMain Holdings, Inc. 952 38,166

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Consumer Finance (cont’d)
SLM Corp. 1,750 $ 23,835
SoFi Technologies, Inc.(a) 7,464 59,637
Synchrony Financial 3,333 101,890
1,488,448
Consumer Staples Distribution & Retail (2.1%)
Albertsons Cos., Inc., Class  A 3,714 84,493
BJ's Wholesale Club Holdings, Inc.(a) 840 59,951
Casey's General Stores, Inc. 328 89,059
Costco Wholesale Corp. 2,749 1,553,075
Dollar General Corp. 1,344 142,195
Dollar Tree, Inc.(a) 1,371 145,943
Kroger Co. (The) 6,363 284,744
Performance Food Group Co.(a) 1,342 78,990
Sprouts Farmers Market, Inc.(a) 929 39,761
Sysco Corp. 4,503 297,423
Target Corp. 2,863 316,562
U.S. Foods Holding Corp.(a) 2,188 86,864
Walmart, Inc. 8,915 1,425,776
4,604,836
Containers & Packaging (0.5%)
AptarGroup, Inc. 664 83,027
Avery Dennison Corp. 787 143,761
Ball Corp. 3,107 154,666
Berry Global Group, Inc. 1,169 72,373
Crown Holdings, Inc. 1,186 104,937
Graphic Packaging Holding Co. 3,011 67,085
Packaging Corp. of America 873 134,049
Sealed Air Corp. 1,481 48,666
Silgan Holdings, Inc. 882 38,023
Sonoco Products Co. 963 52,339
Westrock Co. 2,495 89,321
988,247
Distributors (0.1%)
Genuine Parts Co. 877 126,621
LKQ Corp. 1,664 82,385
Pool Corp. 238 84,752
293,758
Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.(a) 417 33,969
Duolingo, Inc., Class  A(a) 210 34,833
H&R Block, Inc. 1,131 48,701
Service Corp. International 1,090 62,282
179,785
Diversified Telecommunication Services (0.8%)
AT&T, Inc. 46,849 703,672
Iridium Communications, Inc. 816 37,120
Verizon Communications, Inc. 27,565 893,381
1,634,173
Electric Utilities (1.1%)
Alliant Energy Corp. 2,149 104,119
Avangrid, Inc. 626 18,886
Constellation Energy Corp. 2,755 300,515
Evergy, Inc. 1,934 98,054
Eversource Energy 2,970 172,705
Exelon Corp. 8,456 319,552
IDACORP, Inc. 425 39,801
Shares Value
NextEra Energy, Inc. 16,579 $ 949,811
NRG Energy, Inc. 1,930 74,344
PNM Resources, Inc. 739 32,967
Portland General Electric Co. 831 33,639
Xcel Energy, Inc. 4,689 268,305
2,412,698
Electrical Equipment (1.2%)
Acuity Brands, Inc. 309 52,626
AMETEK, Inc. 2,279 336,745
Atkore, Inc.(a) 370 55,200
Eaton Corp. plc 3,749 799,587
Emerson Electric Co. 5,649 545,524
EnerSys 258 24,425
Generac Holdings, Inc.(a) 607 66,139
Hubbell, Inc., Class  B 530 166,107
nVent Electric plc 1,602 84,890
Plug Power, Inc.(a) 3,214 24,427
Regal Rexnord Corp. 668 95,444
Rockwell Automation, Inc. 1,137 325,034
Sensata Technologies Holding plc 1,499 56,692
Sunrun, Inc.(a) 1,213 15,235
2,648,075
Electronic Equipment, Instruments & Components (1.0%)
Advanced Energy Industries, Inc. 384 39,598
Amphenol Corp., Class  A 5,882 494,029
Arrow Electronics, Inc.(a) 345 43,208
Avnet, Inc. 581 27,998
Badger Meter, Inc. 303 43,593
Belden, Inc. 420 40,551
CDW Corp. 882 177,952
Cognex Corp. 1,705 72,360
Coherent Corp.(a) 1,173 38,287
Corning, Inc. 5,035 153,416
Insight Enterprises, Inc.(a) 177 25,754
IPG Photonics Corp.(a) 186 18,886
Jabil, Inc. 829 105,192
Keysight Technologies, Inc.(a) 1,749 231,410
Littelfuse, Inc. 249 61,583
National Instruments Corp. 863 51,452
Novanta, Inc.(a) 357 51,208
TD SYNNEX Corp. 258 25,764
Teledyne Technologies, Inc.(a) 465 189,990
Trimble, Inc.(a) 2,452 132,065
Vishay Intertechnology, Inc. 846 20,913
Zebra Technologies Corp., Class  A(a) 332 78,528
2,123,737
Energy Equipment & Services (0.2%)
Baker Hughes Co., Class  A 15,239 538,241
Entertainment (1.4%)
AMC Entertainment Holdings, Inc.,
Class  A(a) 1,170 9,348
Atlanta Braves Holdings, Inc., Class  C(a) 404 14,435
Electronic Arts, Inc. 1,619 194,928
Liberty Media Corp-Liberty Formula One,
Class  A(a) 1,802 101,885
Liberty Media Corp-Liberty Live, Class  A(a) 493 15,737
Live Nation Entertainment, Inc.(a) 1,058 87,856
Madison Square Garden Sports Corp. 112 19,746

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Entertainment (cont’d)
Netflix, Inc.(a) 2,864 $ 1,081,446
ROBLOX Corp., Class  A(a) 3,025 87,604
Roku, Inc., Class  A(a) 805 56,825
Take-Two Interactive Software, Inc.(a) 1,012 142,075
Walt Disney Co. (The)(a) 13,530 1,096,606
Warner Bros Discovery, Inc.(a) 17,151 186,260
Warner Music Group Corp., Class  A 937 29,422
3,124,173
Financial Services (2.9%)
Affirm Holdings, Inc., Class  A(a) 1,437 30,565
Block, Inc., Class  A(a) 3,501 154,954
Equitable Holdings, Inc. 2,789 79,180
Essent Group Ltd. 816 38,589
Euronet Worldwide, Inc.(a) 311 24,687
Fidelity National Information Services, Inc. 3,864 213,563
Fiserv, Inc.(a) 3,961 447,435
Jack Henry & Associates, Inc. 477 72,094
Mastercard, Inc., Class  A 5,470 2,165,628
MGIC Investment Corp. 2,260 37,719
PayPal Holdings, Inc.(a) 7,140 417,404
Radian Group, Inc. 1,235 31,011
Shift4 Payments, Inc., Class  A(a) 372 20,598
Toast, Inc., Class  A(a) 2,384 44,652
Visa, Inc., Class  A 10,489 2,412,575
Voya Financial, Inc. 823 54,688
Western Union Co. (The) 2,525 33,280
WEX, Inc.(a) 272 51,160
6,329,782
Food Products (1.3%)
Bunge Ltd. 1,315 142,349
Campbell Soup Co. 1,760 72,301
Conagra Brands, Inc. 4,208 115,383
Darling Ingredients, Inc.(a) 1,402 73,184
Flowers Foods, Inc. 1,745 38,704
General Mills, Inc. 5,161 330,252
Hershey Co. (The) 1,336 267,307
Hormel Foods Corp. 2,555 97,167
Ingredion, Inc. 563 55,399
J.M. Smucker Co. (The) 889 109,267
Kellogg Co. 2,318 137,944
Kraft Heinz Co. (The) 7,167 241,098
Lamb Weston Holdings, Inc. 1,253 115,852
Lancaster Colony Corp. 168 27,725
McCormick & Co., Inc. (Non-Voting) 2,336 176,695
Mondelez International, Inc., Class  A 12,139 842,447
Simply Good Foods Co. (The)(a) 861 29,722
2,872,796
Gas Utilities (0.1%)
National Fuel Gas Co. 759 39,400
New Jersey Resources Corp. 835 33,926
ONE Gas, Inc. 468 31,955
Southwest Gas Holdings, Inc. 608 36,729
UGI Corp. 1,806 41,538
183,548
Ground Transportation (1.0%)
Avis Budget Group, Inc.(a) 180 32,344
Shares Value
JB Hunt Transport Services, Inc. 588 $ 110,850
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,093 54,814
Landstar System, Inc. 254 44,943
Old Dominion Freight Line, Inc. 664 271,669
Ryder System, Inc. 327 34,973
Saia, Inc.(a) 185 73,750
Uber Technologies, Inc.(a) 12,793 588,350
Union Pacific Corp. 4,291 873,776
XPO, Inc.(a) 831 62,042
2,147,511
Health Care Equipment & Supplies (3.6%)
Abbott Laboratories 13,124 1,271,059
Align Technology, Inc.(a) 563 171,895
Baxter International, Inc. 3,942 148,771
Becton Dickinson & Co. 2,279 589,190
Boston Scientific Corp.(a) 11,463 605,246
CONMED Corp. 242 24,406
Cooper Cos., Inc. (The) 381 121,162
DENTSPLY SIRONA, Inc. 1,699 58,038
Dexcom, Inc.(a) 3,004 280,273
Edwards Lifesciences Corp.(a) 4,731 327,764
Envista Holdings Corp.(a) 1,328 37,025
GE HealthCare Technologies, Inc. 3,084 209,835
Globus Medical, Inc., Class  A(a) 586 29,095
Haemonetics Corp.(a) 400 35,832
Hologic, Inc.(a) 1,902 131,999
ICU Medical, Inc.(a) 142 16,900
IDEXX Laboratories, Inc.(a) 646 282,476
Inari Medical, Inc.(a) 386 25,244
Inspire Medical Systems, Inc.(a) 232 46,038
Insulet Corp.(a) 535 85,327
Intuitive Surgical, Inc.(a) 2,745 802,336
iRhythm Technologies, Inc.(a) 239 22,528
Lantheus Holdings, Inc.(a) 540 37,519
Masimo Corp.(a) 366 32,091
Medtronic plc 10,465 820,037
Merit Medical Systems, Inc.(a) 455 31,404
Neogen Corp.(a) 1,763 32,686
Novocure Ltd.(a) 646 10,433
Penumbra, Inc.(a) 283 68,461
QuidelOrtho Corp.(a) 388 28,340
ResMed, Inc. 1,132 167,389
Shockwave Medical, Inc.(a) 280 55,748
STERIS plc 776 170,270
Stryker Corp. 2,794 763,516
Teleflex, Inc. 365 71,690
Zimmer Biomet Holdings, Inc. 1,656 185,836
7,797,859
Health Care Providers & Services (1.4%)
agilon health, Inc.(a) 2,283 40,546
AMN Healthcare Services, Inc.(a) 297 25,298
Centene Corp.(a) 4,231 291,431
Chemed Corp. 116 60,285
CVS Health Corp. 10,079 703,716
DaVita, Inc.(a) 424 40,081
Elevance Health, Inc. 1,847 804,221
Encompass Health Corp. 790 53,056

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Health Care Providers & Services (cont’d)
Ensign Group, Inc. (The) 439 $ 40,796
HealthEquity, Inc.(a) 546 39,885
Henry Schein, Inc.(a) 1,035 76,849
Humana, Inc. 970 471,924
Laboratory Corp. of America Holdings 695 139,730
Molina Healthcare, Inc.(a) 450 147,551
Option Care Health, Inc.(a) 1,363 44,093
Progyny, Inc.(a) 628 21,365
Quest Diagnostics, Inc. 888 108,212
R1 RCM, Inc.(a) 1,148 17,300
Select Medical Holdings Corp. 860 21,732
3,148,071
Health Care Technology (0.1%)
Doximity, Inc., Class  A(a) 796 16,891
Veeva Systems, Inc., Class  A(a) 949 193,074
209,965
Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc., Class  A(a) 2,625 360,176
Aramark 2,299 79,775
Booking Holdings, Inc.(a) 232 715,476
Chipotle Mexican Grill, Inc., Class  A(a) 245 448,798
Choice Hotels International, Inc. 230 28,177
Darden Restaurants, Inc. 1,063 152,243
Domino's Pizza, Inc. 311 117,804
Expedia Group, Inc.(a) 922 95,031
Hilton Grand Vacations, Inc.(a) 586 23,850
Hilton Worldwide Holdings, Inc. 1,902 285,642
Hyatt Hotels Corp., Class  A 333 35,325
Marriott International, Inc., Class  A 1,869 367,371
Marriott Vacations Worldwide Corp. 226 22,742
Planet Fitness, Inc., Class  A(a) 625 30,738
Starbucks Corp. 9,861 900,014
Texas Roadhouse, Inc., Class  A 581 55,834
Vail Resorts, Inc. 284 63,017
Wendy's Co. (The) 1,539 31,411
Wingstop, Inc. 255 45,859
Wyndham Hotels & Resorts, Inc. 624 43,393
Yum! Brands, Inc. 2,502 312,600
4,215,276
Household Durables (0.5%)
D.R. Horton, Inc. 2,521 270,932
KB Home 678 31,378
Leggett & Platt, Inc. 844 21,446
Lennar Corp., Class  A 2,203 247,243
Meritage Homes Corp. 304 37,207
Mohawk Industries, Inc.(a) 327 28,060
Newell Brands, Inc. 2,543 22,963
NVR, Inc.(a) 27 161,009
PulteGroup, Inc. 1,885 139,584
Taylor Morrison Home Corp., Class  A(a) 905 38,562
Tempur Sealy International, Inc. 1,055 45,724
TopBuild Corp.(a) 264 66,422
Whirlpool Corp. 330 44,121
1,154,651
Household Products (1.4%)
Church & Dwight Co., Inc. 1,523 139,552
Shares Value
Clorox Co. (The) 762 $ 99,868
Colgate-Palmolive Co. 5,156 366,643
Kimberly-Clark Corp. 2,100 253,785
Procter & Gamble Co. (The) 14,678 2,140,933
3,000,781
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The) 5,590 84,968
Brookfield Renewable Corp. 1,111 26,597
Clearway Energy, Inc., Class  C 985 20,843
Ormat Technologies, Inc. 449 31,394
163,802
Insurance (2.5%)
Aflac, Inc. 4,208 322,964
Allstate Corp. (The) 2,033 226,497
American Financial Group, Inc. 612 68,342
American International Group, Inc. 5,584 338,390
Arch Capital Group Ltd.(a) 2,817 224,543
Assurant, Inc. 406 58,293
Axis Capital Holdings Ltd. 612 34,498
Brown & Brown, Inc. 1,749 122,150
Cincinnati Financial Corp. 1,202 122,953
Enstar Group Ltd.(a) 97 23,474
Erie Indemnity Co., Class  A 198 58,170
Everest Group Ltd. 329 122,279
Fidelity National Financial, Inc. 2,025 83,632
First American Financial Corp. 740 41,803
Globe Life, Inc. 729 79,264
Hanover Insurance Group, Inc. (The) 267 29,632
Hartford Financial Services Group, Inc.
(The) 2,412 171,035
Kinsale Capital Group, Inc. 169 69,988
Lincoln National Corp. 1,336 32,986
Markel Group, Inc.(a) 102 150,194
Marsh & McLennan Cos., Inc. 3,872 736,842
MetLife, Inc. 5,008 315,053
Old Republic International Corp. 2,141 57,679
Primerica, Inc. 274 53,159
Principal Financial Group, Inc. 1,878 135,347
Progressive Corp. (The) 4,586 638,830
Prudential Financial, Inc. 2,838 269,298
Reinsurance Group of America, Inc. 510 74,047
RenaissanceRe Holdings Ltd. 387 76,595
RLI Corp. 315 42,805
Ryan Specialty Holdings, Inc., Class  A(a) 732 35,429
Selective Insurance Group, Inc. 464 47,871
Travelers Cos., Inc. (The) 1,790 292,325
Unum Group 1,541 75,802
W. R. Berkley Corp. 1,604 101,838
White Mountains Insurance Group Ltd. 16 23,931
Willis Towers Watson plc 823 171,974
5,529,912
Interactive Media & Services (4.0%)
Alphabet, Inc., Class  A(a) 64,701 8,466,773
IAC, Inc.(a) 505 25,447
Pinterest, Inc., Class  A(a) 3,761 101,660
Snap, Inc., Class  A(a) 6,495 57,870

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Interactive Media & Services (cont’d)
ZoomInfo Technologies, Inc., Class  A(a) 1,989 $ 32,620
8,684,370
IT Services (1.7%)
Accenture plc, Class  A 4,346 1,334,700
Akamai Technologies, Inc.(a) 978 104,196
Amdocs Ltd. 795 67,170
Cloudflare, Inc., Class  A(a) 1,862 117,380
Cognizant Technology Solutions Corp.,
Class  A 3,320 224,897
DXC Technology Co.(a) 1,396 29,079
EPAM Systems, Inc.(a) 371 94,861
Gartner, Inc.(a) 565 194,140
International Business Machines Corp. 5,970 837,591
MongoDB, Inc., Class  A(a) 444 153,562
Okta, Inc., Class  A(a) 986 80,369
Snowflake, Inc., Class  A(a) 1,943 296,832
Twilio, Inc., Class  A(a) 1,125 65,846
VeriSign, Inc.(a) 599 121,315
3,721,938
Leisure Products (0.1%)
Brunswick Corp. 682 53,878
Hasbro, Inc. 797 52,713
Mattel, Inc.(a) 2,227 49,061
155,652
Life Sciences Tools & Services (2.1%)
10X Genomics, Inc., Class  A(a) 690 28,463
Agilent Technologies, Inc. 2,316 258,975
Avantor, Inc.(a) 5,280 111,303
Bio-Rad Laboratories, Inc., Class  A(a) 167 59,861
Bio-Techne Corp. 1,247 84,883
Bruker Corp. 791 49,279
Charles River Laboratories International,
Inc.(a) 402 78,784
Danaher Corp. 5,118 1,269,776
Fortrea Holdings, Inc.(a) 699 19,985
Illumina, Inc.(a) 1,226 168,305
IQVIA Holdings, Inc.(a) 1,427 280,762
Medpace Holdings, Inc.(a) 181 43,826
Mettler-Toledo International, Inc.(a) 171 189,480
PerkinElmer, Inc. 973 107,711
Repligen Corp.(a) 412 65,512
Thermo Fisher Scientific, Inc. 2,802 1,418,288
Waters Corp.(a) 458 125,588
West Pharmaceutical Services, Inc. 577 216,496
4,577,277
Machinery (3.3%)
AGCO Corp. 617 72,979
Allison Transmission Holdings, Inc. 883 52,150
Caterpillar, Inc. 4,114 1,123,122
Chart Industries, Inc.(a) 424 71,707
CNH Industrial NV 9,255 111,985
Cummins, Inc. 1,381 315,503
Deere & Co. 2,387 900,806
Donaldson Co., Inc. 1,197 71,389
Dover Corp. 1,380 192,524
Esab Corp. 590 41,430
Flowserve Corp. 1,294 51,462
Shares Value
Fortive Corp. 3,481 $ 258,151
Franklin Electric Co., Inc. 406 36,227
Graco, Inc. 1,660 120,981
IDEX Corp. 748 155,599
Illinois Tool Works, Inc. 2,990 688,627
Ingersoll Rand, Inc. 4,004 255,135
ITT, Inc. 827 80,972
Lincoln Electric Holdings, Inc. 557 101,257
Middleby Corp. (The)(a) 525 67,200
Mueller Industries, Inc. 568 42,691
Nordson Corp. 506 112,924
Oshkosh Corp. 663 63,270
Otis Worldwide Corp. 4,079 327,584
PACCAR, Inc. 5,094 433,092
Parker-Hannifin Corp. 1,267 493,522
Pentair plc 1,631 105,607
Snap-on, Inc. 522 133,141
SPX Technologies, Inc.(a) 454 36,956
Stanley Black & Decker, Inc. 1,494 124,869
Timken Co. (The) 657 48,283
Toro Co. (The) 1,026 85,261
Watts Water Technologies, Inc., Class  A 271 46,834
Westinghouse Air Brake Technologies Corp. 1,759 186,929
Xylem, Inc. 2,381 216,742
7,226,911
Media (1.0%)
Cable One, Inc. 29 17,854
Charter Communications, Inc., Class  A(a) 653 287,202
Comcast Corp., Class  A 26,782 1,187,514
Interpublic Group of Cos., Inc. (The) 2,842 81,452
Liberty Broadband Corp., Class  C(a) 875 79,905
New York Times Co. (The), Class  A 1,199 49,399
Nexstar Media Group, Inc., Class  A 248 35,556
Omnicom Group, Inc. 1,454 108,294
Paramount Global, Class  B 4,192 54,077
Sirius XM Holdings, Inc. 5,177 23,400
TEGNA, Inc. 1,685 24,550
Trade Desk, Inc. (The), Class  A(a) 2,876 224,759
2,173,962
Metals & Mining (0.6%)
ATI, Inc.(a) 2,178 89,625
Commercial Metals Co. 1,974 97,535
Nucor Corp. 3,403 532,059
Reliance Steel & Aluminum Co. 987 258,821
Steel Dynamics, Inc. 2,641 283,168
1,261,208
Multi-Utilities (0.9%)
Ameren Corp. 2,220 166,123
Black Hills Corp. 561 28,381
CMS Energy Corp. 2,482 131,819
Consolidated Edison, Inc. 2,942 251,629
Dominion Energy, Inc. 7,108 317,514
DTE Energy Co. 1,739 172,648
NiSource, Inc. 3,532 87,170
Public Service Enterprise Group, Inc. 4,244 241,526
Sempra 5,362 364,777

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Multi-Utilities (cont’d)
WEC Energy Group, Inc. 2,685 $ 216,277
1,977,864
Oil, Gas & Consumable Fuels (0.3%)
Denbury, Inc.(a) 837 82,034
Occidental Petroleum Corp. 9,437 612,273
694,307
Paper & Forest Products (0.0%)(b)
Louisiana-Pacific Corp. 445 24,595
Passenger Airlines (0.2%)
Alaska Air Group, Inc.(a) 929 34,448
American Airlines Group, Inc.(a) 4,625 59,246
Delta Air Lines, Inc. 4,516 167,092
Southwest Airlines Co. 4,190 113,423
374,209
Personal Care Products (0.1%)
BellRing Brands, Inc.(a) 847 34,922
Coty, Inc., Class  A(a) 2,195 24,079
elf Beauty, Inc.(a) 318 34,926
Estee Lauder Cos., Inc. (The), Class  A 1,424 205,839
299,766
Pharmaceuticals (3.7%)
Bristol-Myers Squibb Co. 16,414 952,669
Catalent, Inc.(a) 1,402 63,833
Elanco Animal Health, Inc.(a) 3,989 44,836
Eli Lilly & Co. 5,426 2,914,467
Jazz Pharmaceuticals plc(a) 493 63,814
Merck & Co., Inc. 17,537 1,805,434
Organon & Co. 2,070 35,935
Perrigo Co. plc 1,101 35,177
Pfizer, Inc. 41,742 1,384,582
Royalty Pharma plc, Class  A 3,020 81,963
Zoetis, Inc., Class  A 3,619 629,634
8,012,344
Professional Services (1.1%)
Alight, Inc., Class  A(a) 2,736 19,398
Automatic Data Processing, Inc. 2,689 646,920
Booz Allen Hamilton Holding Corp.,
Class  A 950 103,806
Broadridge Financial Solutions, Inc. 760 136,078
Ceridian HCM Holding, Inc.(a) 974 66,086
Concentrix Corp. 253 20,268
Dun & Bradstreet Holdings, Inc. 1,745 17,432
Equifax, Inc. 898 164,496
ExlService Holdings, Inc.(a) 1,075 30,143
Exponent, Inc. 376 32,186
FTI Consulting, Inc.(a) 245 43,710
Genpact Ltd. 1,125 40,725
Insperity, Inc. 260 25,376
ManpowerGroup, Inc. 374 27,422
Maximus, Inc. 450 33,606
Paychex, Inc. 2,108 243,116
Paycom Software, Inc. 334 86,596
Paylocity Holding Corp.(a) 269 48,877
Robert Half, Inc. 778 57,012
Science Applications International Corp. 345 36,411
SS&C Technologies Holdings, Inc. 1,427 74,975
Shares Value
TransUnion 1,425 $ 102,301
TriNet Group, Inc.(a) 283 32,964
Verisk Analytics, Inc., Class  A 1,067 252,068
2,341,972
Real Estate Management & Development (0.3%)
CBRE Group, Inc., Class  A(a) 2,622 193,661
CoStar Group, Inc.(a) 2,965 227,979
Howard Hughes Holdings, Inc.(a) 314 23,277
Jones Lang LaSalle, Inc.(a) 404 57,037
Zillow Group, Inc., Class  C(a) 1,390 64,162
566,116
Semiconductors & Semiconductor Equipment (7.8%)
Advanced Micro Devices, Inc.(a) 10,490 1,078,582
Allegro MicroSystems, Inc.(a) 466 14,884
Amkor Technology, Inc. 644 14,554
Analog Devices, Inc. 3,305 578,672
Applied Materials, Inc. 5,468 757,045
Broadcom, Inc. 2,646 2,197,715
Cirrus Logic, Inc.(a) 363 26,848
Diodes, Inc.(a) 291 22,942
Enphase Energy, Inc.(a) 838 100,686
Entegris, Inc. 974 91,468
First Solar, Inc.(a) 651 105,195
Intel Corp. 27,453 975,954
KLA Corp. 896 410,959
Lam Research Corp. 864 541,529
Lattice Semiconductor Corp.(a) 891 76,564
Marvell Technology, Inc. 5,584 302,262
Microchip Technology, Inc. 3,495 272,785
Micron Technology, Inc. 7,147 486,210
MKS Instruments, Inc. 620 53,655
Monolithic Power Systems, Inc. 297 137,214
NVIDIA Corp. 14,135 6,148,584
ON Semiconductor Corp.(a) 2,801 260,353
Onto Innovation, Inc.(a) 319 40,679
Power Integrations, Inc. 370 28,235
Qorvo, Inc.(a) 644 61,483
QUALCOMM, Inc. 7,311 811,960
Rambus, Inc.(a) 712 39,722
Silicon Laboratories, Inc.(a) 196 22,714
Skyworks Solutions, Inc. 1,042 102,731
SolarEdge Technologies, Inc.(a) 350 45,329
Teradyne, Inc. 1,005 100,962
Texas Instruments, Inc. 5,947 945,632
Universal Display Corp. 278 43,643
Wolfspeed, Inc.(a) 762 29,032
16,926,782
Software (11.2%)
Adobe, Inc.(a) 2,971 1,514,913
Altair Engineering, Inc., Class  A(a) 354 22,146
ANSYS, Inc.(a) 561 166,926
Appfolio, Inc., Class  A(a) 113 20,637
AppLovin Corp., Class  A(a) 1,083 43,277
Aspen Technology, Inc.(a) 181 36,971
Atlassian Corp., Class  A(a) 981 197,681
Autodesk, Inc.(a) 1,400 289,674
BILL Holdings, Inc.(a) 661 71,765
Box, Inc., Class  A(a) 932 22,564

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Software (cont’d)
Cadence Design Systems, Inc.(a) 1,757 $ 411,665
Confluent, Inc., Class  A(a) 1,295 38,345
Crowdstrike Holdings, Inc., Class  A(a) 1,412 236,341
Datadog, Inc., Class  A(a) 1,735 158,041
DocuSign, Inc., Class  A(a) 1,318 55,356
Dolby Laboratories, Inc., Class  A 388 30,753
Dropbox, Inc., Class  A(a) 1,716 46,727
Dynatrace, Inc.(a) 1,553 72,572
Elastic NV(a) 513 41,676
Fair Isaac Corp.(a) 179 155,467
Five9, Inc.(a) 464 29,835
Fortinet, Inc.(a) 4,257 249,801
Gen Digital, Inc. 3,843 67,944
Guidewire Software, Inc.(a) 534 48,060
HashiCorp, Inc., Class  A(a) 501 11,438
HubSpot, Inc.(a) 313 154,152
Intuit, Inc. 1,784 911,517
Manhattan Associates, Inc.(a) 402 79,459
Microsoft Corp. 42,547 13,434,215
New Relic, Inc.(a) 429 36,731
Nutanix, Inc., Class  A(a) 1,563 54,517
Oracle Corp. 10,242 1,084,833
Palo Alto Networks, Inc.(a) 1,975 463,019
PTC, Inc.(a) 770 109,094
Qualys, Inc.(a) 237 36,154
Roper Technologies, Inc. 697 337,543
Salesforce, Inc.(a) 6,172 1,251,558
SentinelOne, Inc., Class  A(a) 1,459 24,599
ServiceNow, Inc.(a) 1,333 745,094
Smartsheet, Inc., Class  A(a) 841 34,027
Splunk, Inc.(a) 1,004 146,835
SPS Commerce, Inc.(a) 238 40,605
Synopsys, Inc.(a) 988 453,462
Tenable Holdings, Inc.(a) 734 32,883
Teradata Corp.(a) 663 29,848
Tyler Technologies, Inc.(a) 274 105,802
VMware, Inc., Class  A(a) 1,403 233,571
Workday, Inc., Class  A(a) 1,339 287,684
Workiva, Inc.(a) 308 31,213
Zoom Video Communications, Inc.,
Class  A(a) 1,455 101,763
Zscaler, Inc.(a) 556 86,508
24,347,261
Specialty Retail (2.3%)
Academy Sports & Outdoors, Inc. 488 23,068
Advance Auto Parts, Inc. 329 18,401
Asbury Automotive Group, Inc.(a) 124 28,529
AutoNation, Inc.(a) 179 27,101
AutoZone, Inc.(a) 113 287,019
Bath & Body Works, Inc. 1,438 48,604
Best Buy Co., Inc. 1,212 84,198
Burlington Stores, Inc.(a) 388 52,496
CarMax, Inc.(a) 981 69,386
Chewy, Inc., Class  A(a) 494 9,020
Dick's Sporting Goods, Inc. 380 41,260
Five Below, Inc.(a) 336 54,062
Floor & Decor Holdings, Inc., Class  A(a) 651 58,916
GameStop Corp., Class  A(a) 1,638 26,962
Shares Value
Home Depot, Inc. (The) 6,217 $ 1,878,529
Lithia Motors, Inc., Class  A 166 49,025
Lowe's Cos., Inc. 3,593 746,769
O'Reilly Automotive, Inc.(a) 372 338,096
Penske Automotive Group, Inc. 116 19,379
RH(a) 109 28,815
Ross Stores, Inc. 2,094 236,517
TJX Cos., Inc. (The) 7,136 634,248
Tractor Supply Co. 675 137,059
Ulta Beauty, Inc.(a) 306 122,232
Wayfair, Inc., Class  A(a) 492 29,800
Williams-Sonoma, Inc. 396 61,538
5,111,029
Technology Hardware, Storage & Peripherals (7.5%)
Apple, Inc. 90,408 15,478,755
Dell Technologies, Inc., Class  C 1,599 110,171
Hewlett Packard Enterprise Co. 8,479 147,280
HP, Inc. 5,657 145,385
NetApp, Inc. 1,392 105,625
Pure Storage, Inc., Class  A(a) 1,894 67,464
Seagate Technology Holdings plc 1,351 89,099
Western Digital Corp.(a) 2,070 94,454
16,238,233
Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.(a) 735 38,668
Columbia Sportswear Co. 223 16,524
Crocs, Inc.(a) 378 33,351
Deckers Outdoor Corp.(a) 162 83,283
Lululemon Athletica, Inc.(a) 691 266,457
NIKE, Inc., Class  B 7,330 700,895
PVH Corp. 393 30,068
Ralph Lauren Corp., Class  A 247 28,674
Skechers USA, Inc., Class  A(a) 840 41,118
Tapestry, Inc. 1,456 41,860
VF Corp. 2,236 39,510
1,320,408
Trading Companies & Distributors (0.5%)
Air Lease Corp., Class  A 1,075 42,366
Applied Industrial Technologies, Inc. 377 58,288
Beacon Roofing Supply, Inc.(a) 306 23,614
Core & Main, Inc., Class  A(a) 859 24,782
Fastenal Co. 3,556 194,300
GATX Corp. 352 38,308
MSC Industrial Direct Co., Inc., Class  A 293 28,758
SiteOne Landscape Supply, Inc.(a) 270 44,131
United Rentals, Inc. 674 299,640
WESCO International, Inc. 268 38,544
WW Grainger, Inc. 282 195,099
987,830
Water Utilities (0.1%)
American Water Works Co., Inc. 1,649 204,195
Essential Utilities, Inc. 2,251 77,277
281,472
Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.(a) 3,558 498,298
Total Common Stocks
(Cost $208,912,814) 217,313,841

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Short-Term Investment (0.2%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class (See Note G)
(Cost $455,946)
455,946 $ 455,946
Total Investments (100.0%)
(Cost $209,368,760) (c) 217,769,787
Other Assets in Excess of Liabilities (0.0%) (b) 106,235
NET ASSETS (100.0%) $217,876,022
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) At September 30, 2023, the aggregate cost for federal income tax purposes is $209,381,363. The aggregate gross unrealized appreciation is $16,652,113 and the aggregate gross unrealized depreciation is $8,263,689 , resulting in net unrealized appreciation of $8,388,424.
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 73.5%
Software 11.2
Semiconductors & Semiconductor Equipment 7.8
Technology Hardware, Storage & Peripherals 7.5
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Annual Report — September 30, 2023
Calvert US Large-Cap Core Responsible Index ETF
15
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2023
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $208,912,814) $ 217,313,841
Investment in Security of Affiliated Issuer, at Value (Cost $455,946) 455,946
Total Investments in Securities, at Value (Cost $209,368,760) 217,769,787
Cash 194
Dividends Receivable 133,733
Total Assets
217,903,714
Liabilities:
Payable for Management Fee 27,692
Total Liabilities
27,692
Net Assets
$ 217,876,022
Net Assets Consist of:
Paid-in-Capital $ 209,929,193
Total Distributable Earnings 7,946,829
Net Assets
$ 217,876,022
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 4,102,000
Net Asset Value Per Share
$ 53 .11

Annual Report — September 30, 2023
Calvert US Large-Cap Core Responsible Index ETF
16
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
January 30, 2023
^
to
September 30, 2023
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $273 of Foreign Taxes Withheld) $ 1,421,260
Dividends from Security of Affiliated Issuer (Note G) 13,207
Total Investment Income 1,434,467
Expenses:
Management Fee (Note B) 153,041
Total Expenses 153,041
Rebate from Morgan Stanley Affiliate (Note G) (362)
Net Expenses 152,679
Net Investment Income
1,281,788
Realized Gain (Loss):
Investments Sold (585,115)
Net Realized Loss (585,115)
Change in Unrealized Appreciation (Depreciation):
Investments 8,401,027
Net Change in Unrealized Appreciation (Depreciation) 8,401,027
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
7,815,912
Net Increase in Net Assets Resulting from Operations $ 9,097,700
^ Commencement of Operations.

Annual Report — September 30, 2023
Calvert US Large-Cap Core Responsible Index ETF
17
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
January 30, 2023
^
to
September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 1,281,788
Net Realized Loss (585,115)
Net Change in Unrealized Appreciation (Depreciation) 8,401,027
Net Increase in Net Assets Resulting from Operations 9,097,700
Dividends and Distributions to Shareholders:
Dividends and Distributions (1,150,871)
Total Dividends and Distributions to Shareholders (1,150,871)
Capital Share Transactions:
Subscribed 20,100,000
Subscribed In-Kind 189,829,193
Net Increase in Net Assets Resulting from Capital Share Transactions 209,929,193
Total Increase in Net Assets 217,876,022
Net Assets:
Beginning of Period –
End of Period $ 217,876,022
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 402,000
Shares Subscribed In-Kind 3,700,000
Shares Outstanding, End of Period Net Increase in 4,102,000
^ Commencement of Operations.

Annual Report — September 30, 2023
Financial Highlights
Calvert US Large-Cap Core Responsible Index ETF
18
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$ 50 .00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
0 .45
Net Realized and Unrealized Gain 2 .98
Total from Investment Operations 3 .43
Distributions from and/or in Excess of:
—
Net Investment Income ( 0 .32 )
Net Asset Value, End of Period
$ 53 .11
Total Return
(3)
6 .85%
(4)
Ratios to Average Net Assets and Supplemental Data:
$217,876
Net Assets, End of Period (Thousands) $ 217,876
Ratio of Expenses 0 .15%
(5) (6)
Ratio of Net Investment Income 1 .25%
(5) (6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(5) (7)
Portfolio Turnover Rate 6%
(4) (8)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Annual Report — September 30, 2023
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification ("ASC") Topic
946.In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert
US Large-Cap Core Responsible Index ETF (the "Fund"),
which seeks to track the performance of the Calvert US Large-
Cap Core Responsible Index. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices if
such bid and asked prices are available on the relevant ex-
changes. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on
the valuation date with no reported bid and asked prices
available on the exchange are valued at the mean between
the current bid and asked prices obtained from one or
more reputable brokers/dealers. In cases where a securi-
ty is traded on more than one exchange, the security is
valued on the exchange designated as the primary market;
(2) all other equity portfolio securities for which over-the-
counter (“OTC”) market quotations are readily available
are valued at the latest reported sales price (or at the mar-
ket official closing price if such market reports an official closing price), and if there was no trading in the security
on a given day and if there is no official closing price
from relevant markets for that day, the security is valued
at the mean between the last reported bid and asked
prices if such bid and asked prices are available on the rel-
evant markets. An unlisted equity security that does not
trade on the valuation date and for which bid and asked
prices from the relevant markets are unavailable is valued
at the mean between the current bid and asked prices
obtained from one or more reputable brokers/dealers;
(3) fixed income securities may be valued by an outside
pricing service/vendor approved by the Trust’s Board of
Trustees (the “Trustees”). The pricing service/vendor may
employ a pricing model that takes into account, among
other things, bids, yield spreads and/or other market data
and specific security characteristics. If Morgan Stanley
Investment Management Inc. (the “Adviser”) a whol-
ly-owned subsidiary of Morgan Stanley, determines that
the price provided by the outside pricing service/vendor
or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers
may also be utilized. In these circumstances, the value
of the security will be the mean of bid and asked prices
obtained from reputable brokers/dealers; (4) when market
quotations are not readily available, as defined by Rule
2a-5 under the Act, including circumstances under which
the Adviser determines that the closing price, last sale
price or the mean between the last reported bid and asked
prices are not reflective of a security’s market value, port-
folio securities are valued at their fair value as determined in good faith under procedures established by and under
the general supervision of the Trustees; and (5) invest-
ments in mutual funds, including the Morgan Stanley
Institutional Liquidity Funds, are valued at the net asset
value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
fair value.
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
("ASC"), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 - other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 - significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2023:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions, Income and Expenses:
Security transactions are accounted for on the trade date
(date the order to buy or sell is executed). Realized gains
and losses on the sale of investment securities are deter-
mined on the specific identified cost method. Dividend
income and other distributions are recorded on the
ex-dividend date (except for certain foreign dividends
which may be recorded as soon as the Fund is informed
of such dividends) net of applicable withholding taxes.
Non-cash dividends received in the form of stock, if any,
are recognized on the ex-dividend date and recorded as
non-cash dividend at fair value.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Assets:
Common Stocks $ 217,314
(1)
$ — $ — $ 217,314
Short-Term Investment
Investment Company 456 — — 456
Total Assets $217,770 $— $— $217,770
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
monthly at the annual rate of 0.15% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan ("Plan")
pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Funds’ Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Af-
filiates:
For the year ended September 30, 2023 purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $30,639,523 and $7,848,500,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the year ended September 30,
2023. Purchases and Sales related to In-Kind transactions were
$186,707,569 and $0 for year end.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Fund. For the year ended September 30,
2023, management fees paid were reduced by $362 relating to
the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the year ended September 30, 2023 is as
follows:
Affiliated
Investment
Company
Value
January 30,
2023
Purchases
at Cost
Proceeds
from Sales
Dividend
Income
Liquidity Fund $ – $ 2,548,568 $ 2,092,622 $ 13,207

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2023 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year ended
September 30, 2023.
At September 30, 2023, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2023, the Fund had available for fed-
eral income tax purposes unused short-term capital losses
of $579,509 that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
An investment in the Fund is based on the
values of the Fund’s investments, which may change due to
economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, adversely
affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund.  The occurrence,
duration and extent of these or other types of adverse econom-
ic and market conditions and uncertainty over the long term
cannot be reasonably projected or estimated at this time. The
Affiliated
Investment
Company (cont'd)
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
September
30, 2023
Liquidity Fund   $ – $ – $ 455,946
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$1,150,871 $–
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$137,914 $–

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the
associated conditions impact the Fund and its investments will also depend on other future developments, which are highly
uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund’s invest-
ments (and, in turn, the Fund’s investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.
Tracking Error Risk:
Tracking error risk refers to the risk
that the Fund’s performance may not match or correlate to
that of the index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transac-
tion costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements. Factors such as Fund expens-
es, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund invest-
ments imposed by Fund diversification and/or concentration
policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the index are not reduced by investment and other operating
expenses, including the trading costs associated with imple-
menting changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected.
Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal cir-
cumstances. The Fund may be required to deviate its invest-
ments from the securities and relative weightings of the index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.
Index Related Risk:
The Fund’s return may not track the
return of the index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund
incurs a number of operating expenses not applicable to the
index, and incurs costs in buying and selling securities, espe-
cially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, the
Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions.
In addition, when the Fund uses a representative sampling ap-
proach, the Fund may not be as well correlated with the return of the underlying index as when the Fund purchases all of the securities in the index in the proportions in which they are rep-
resented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the index may be heightened during times of
increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

Annual Report — September 30, 2023
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders and Board of Trustees of Morgan Stanley ETF Trust –
Calvert US Large-Cap Core Responsible Index ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert US Large-Cap Core Responsible Index ETF (the
“Fund”) (one of the funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of investments, as of
September 30, 2023, and the related statements of operations and changes in net assets and the financial highlights for the period from January 30, 2023 (commencement of operations) through September 30, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley ETF Trust) at September 30, 2023, and the results of its operations, the changes in its net assets and its financial highlights for the period from January 30, 2023 (commencement of operations) through
September 30, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 27, 2023

Annual Report — September 30, 2023
Federal Tax Notice (unaudited)
Morgan Stanley ETF Trust
For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2023. For corporate shareholders 100% of the dividends qualified for the dividends received deduction.
For federal income tax purposes, the following information is furnished with respect to the Fund’s earnings for its taxable year ended September 30, 2023. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $1,150,871 as taxable at this lower rate.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

Annual Report — September 30, 2023
Important Notices (unaudited)
Morgan Stanley ETF Trust
Reporting to Shareholders
The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the securi-
ty names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”),
a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custo-
dian and Distributor will not disseminate non-public information concerning the Trust. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings will be available on the Fund’s public website, www.calvert.com.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall invest-
ment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.
The Adviser has engaged Calvert to provide proxy voting services with respect to the Trust. The Adviser’s Proxy Voting Policy speci-
fies that each Fund will follow Calvert’s Proxy Voting Policies and Procedures and Global Proxy Voting Guidelines. When available, the Trust’s proxy voting record for the most recent 12-month period ending June 30, as filed with the SEC, will be available without charge on our web site at www.calvert.com. The Trust’s proxy voting record will also be available without charge on the SEC’s web site at http://www.sec.gov.
Tailored Shareholder Reports
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available on-
line, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

Annual Report — September 30, 2023
U.S. Customer Privacy Notice (unaudited)
April 2021
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our investment management affiliates’
everyday business purposes —
information about your
transactions, experiences, and creditworthiness
Yes Yes
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For our investment management affiliates to
market to you
Yes Yes
For our affiliates to market to you
No We don’t share
For non-affiliates to market to you
No We don’t share

Annual Report — September 30, 2023
U.S. Customer Privacy Notice (unaudited) (cont’d)

April 2021
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Investment Management
Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.

Annual Report — September 30, 2023
U.S. Customer Privacy Notice (unaudited) (cont’d)

April 2021
Morgan Stanley ETF Trust
Definitions
Investment Management Affiliates
MSIM Investment Management Affiliates include registered
investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division.
Investment Management Affiliates does not include entities
associated with Morgan Stanley Wealth Management, such as
Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include companies with a Morgan Stanley
name and financial companies such as Morgan Stanley
Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited)
Morgan Stanley ETF Trust
Independent Trustees:
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Frank L. Bowman
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1944
Trustee Since
August
2006
President, Strategic Decisions, LLC (consulting) (since
February 2009); Director or Trustee of various Morgan
Stanley Funds (since August 2006); Chairperson of the
Compliance and Insurance Committee (since October
2015); formerly, Chairperson of the Insurance Sub-
Committee of the Compliance and Insurance Committee
(2007-2015); served as President and Chief Executive
Officer of the Nuclear Energy Institute (policy organization)
(February 2005-November 2008); retired as Admiral,
U.S. Navy after serving over 38 years on active duty
including 8 years as Director of the Naval Nuclear
Propulsion Program in the Department of the Navy and
the U.S. Department of Energy (1996-2004); served as
Chief of Naval Personnel (July 1994-September 1996)
and on the Joint Staff as Director of Political Military
Affairs (June 1992-July 1994); knighted as Honorary
Knight Commander of the Most Excellent Order of the
British Empire; awarded the Officier de l’Orde National du
Mérite by the French Government; elected to the National
Academy of Engineering (2009).
86 Director of Naval and
Nuclear Technologies
LLP; Director Emeritus
of the Armed Services
YMCA; Member of
the National Security
Advisory Council of
the Center for U.S.
Global Engagement
and a member of the
CNA Military Advisory
Board; Chairman
of Fairhaven United
Methodist Church;
Member of the Board
of Advisors of the
Dolphin Scholarship
Foundation; Director of
other various nonprofit
organizations;
formerly, Director of
BP, plc (November
2010- May 2019).
Frances. L Cashman
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1961
Trustee Since February
2022
Director or Trustee of various Morgan Stanley Funds
(since February 2022); Chief Executive Officer, Asset
Management Division, Euromoney Institutional Investor
PLC (financial information) (May 2021-Present); Executive
Vice President and various other roles, Legg Mason & Co.
(asset management) (2010-2020); Managing Director,
Stifel Nicolaus (2005-2010).
87 Trustee and
Investment Committee
Member, Georgia
Tech Foundation
(Since June 2019);
Trustee and Chair of
Marketing Committee,
Loyola Blakefield
(Since September
2017); Trustee, MMI
Gateway Foundation
(since September
2017); Director and
Investment Committee
Member, Catholic
Community
Foundation Board
(2012–2018); Director
and Investment
Committee Member,
St. Ignatius Loyola
Academy (2011-
2017).
Kathleen A. Dennis
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1953
Trustee Since
August
2006
Chairperson of the Governance Committee (since January
2021), Chairperson of the Liquidity and Alternatives Sub-
Committee of the Investment Committee (2006-2020) and
Director or Trustee of various Morgan Stanley Funds (since
August 2006); President, Cedarwood Associates (mutual
fund and investment management consulting) (since July
2006); formerly, Senior Managing Director of Victory
Capital Management (1993-2006).
86 Board Member,
University of
Albany Foundation
(2012-present); Board
Member, Mutual
Funds Directors
Forum (2014-present);
Director of
various non-profit
organizations.

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)

Morgan Stanley ETF Trust
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Nancy C. Everett
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1955
Trustee Since
January
2015
Chairperson of the Equity Investment Committee (since
January 2021); Director or Trustee of various Morgan
Stanley Funds (since January 2015); Chief Executive
Officer, Virginia Commonwealth University Investment
Company (since November 2015); Owner, OBIR, LLC
(institutional investment management consulting) (since
June 2014); formerly, Managing Director, BlackRock, Inc.
(February 2011-December 2013) and Chief Executive
Officer, General Motors Asset Management (a/k/a
Promark Global Advisors, Inc.) (June 2005-May 2010).
87 Formerly, Member
of Virginia
Commonwealth
University School of
Business Foundation
(2005-2016);
Member of Virginia
Commonwealth
University Board of
Visitors (2013-2015);
Member of Committee
on Directors for
Emerging Markets
Growth Fund, Inc.
(2007-2010);
Chairperson of
Performance Equity
Management, LLC
(2006-2010); and
Chairperson, GMAM
Absolute Return
Strategies Fund, LLC
(2006-2010).
Eddie A. Grier
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1955
Trustee Since
February
2022
Director or Trustee of various Morgan Stanley Funds
(since February 2022); Dean Santa Clara University
Leavey School of Business (since April 2021); Dean,
Virginia Commonwealth University School of Business
(2010-2021); President and various other roles, Walt
Disney Company (entertainment and media) (1981-2010).
87 Director, Witt/Kieffer,
Inc.
(executive search)
(since 2016); Director,
NuStar GP, LLC
(energy) (since August
2021); Director,
Sonida Senior Living,
Inc. (residential
community operator)
(2016-2021); Director,
NVR, Inc.
(home building)
(2013-2020); Director,
Middleburg Trust
Company (wealth
management) (2014-
2019); Director,
Colonial Williamsburg
Company (since2012);
Regent, University of
Massachusetts
Global (since
2021); Director
and Chair, Child
Fund International
(2012-2021); Trustee,
Brandman University
(2010-2021); Director,
Richmond Forum
(2012-2019).

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)

Morgan Stanley ETF Trust
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Jakki L. Hassler
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1957
Trustee Since
January
2015
Director or Trustee of various Morgan Stanley Funds
(since January 2015); Chairperson of the Audit Committee
(since January 2023) Chairman, Opus Capital Group (since
1996); formerly, Chief Executive Officer, Opus Capital
Group (1996-2019); Director, Capvest Venture Fund, LP
(May 2000-December 2011); Partner, Adena Ventures, LP
(July 1999 December 2010); Director, The Victory Funds
(February 2005- July 2008).
87 Director of Cincinnati
Bell Inc. and Member,
Audit Committee and
Chairman, Governance
and Nominating
Committee; Director
of Service Corporation
International and
Member, Audit
Committee and
Investment
Committee; Director,
Barnes Group Inc.
(since July 2021);
Director of Northern
Kentucky University
Foundation and
Member, Investment
Committee; Member
of Chase College of
Law Transactional
Law Practice Center
Board of Advisors;
Director of Best
Transport; Director
of Chase College of
Law Board of Visitors;
formerly, Member,
University of Cincinnati
Foundation Investment
Committee.
Dr. Manuel H. Johnson
c/o Johnson Smick
International, Inc.
2201 I Street, NE Suite 200
Washington, D.C. 20002
Birth Year: 1949
Trustee Since July
1991
Senior Partner, Johnson Smick International, Inc.
(consulting firm); Chairperson of the Fixed Income,
Liquidity and Alternatives Investment Committee (since
January 2021), Chairperson of the Investment Committee
(2006-2020) and Director or Trustee of various Morgan
Stanley Funds (since July 1991); Co-Chairman and a
founder of the Group of Seven Council (G7C) (international
economic commission); formerly, Chairperson of the Audit
Committee (July 1991- September 2006); Vice Chairman
of the Board of Governors of the Federal Reserve System
and Assistant Secretary of the U.S. Treasury.
86 Director of NVR, Inc.
(home construction).
Joseph J. Kearns
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1942
Trustee Since August
1994
Senior Adviser, Kearns & Associates LLC (investment
consulting); Director or Trustee of various Morgan Stanley
Funds (August 1994 December 2022); formerly, Deputy
Chairperson of the Audit Committee (July 2003-September
2006) and Chairperson of the Audit Committee of various
Morgan Stanley Funds (since August 1994); CFO of the J.
Paul Getty Trust (1982-1999).
87 Director, Rubicon
Investments (since
February 2019); Prior
to August
2016, Director
of Electro Rent
Corporation
(equipment leasing).
Prior to December 31,
2013, Director of The
Ford Family
Foundation.

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)

Morgan Stanley ETF Trust
* This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes (as of December 31, 2022) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanly Investment Management Inc.
(the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).
*** This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Michael F. Klein
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1958
Trustee Since August
2006
Chairperson of the Risk Committee (since January 2021);
Managing Director, Aetos Alternatives Management, LP
(since March 2000); Co-President, Aetos Alternatives
Management, LP (since January 2004) and Co-Chief
Executive Officer of Aetos Alternatives Management, LP
(since August 2013); Chairperson of the Fixed Income
Sub-Committee of the Investment Committee (2006-
2020) and Director or Trustee of various Morgan Stanley
Funds (since August 2006); formerly, Managing Director,
Morgan Stanley & Co. Inc. and Morgan Stanley Dean
Witter Investment Management and President, various
Morgan Stanley Funds (June 1998-March 2000); Principal,
Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter
Investment Management (August 1997-December 1999).
86 Director of certain
investment funds
managed or
sponsored by Aetos
Alternatives
Management, LP;
Director of Sanitized
AG and Sanitized
Marketing AG
(specialty chemicals).
Patricia A. Maleski
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1960
Trustee Since
January
2017
Director or Trustee of various Morgan Stanley Funds
(since January 2017); Managing Director, JPMorgan Asset
Management (2004-2016); Oversight and Control Head of
Fiduciary and Conflicts of Interest Program (2015-2016);
Chief Control Officer—Global Asset Management (2013-
2015); President, JPMorgan Funds (2010- 2013); Chief
Administrative Officer (2004-2013); various other positions
including Treasurer and Board Liaison (since 2001).
87 Trustee, Nutley Family
Service
Bureau, Inc. (since
January 2022).
W. Allen Reed
c/o Perkins Coie LLP Counsel to
the Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1947
Chair of the Board
and
Trustee
Chair of the
Board since
August 2020
and Director
since August
2006
Chair of the Boards of various Morgan Stanley Funds
(since August 2020); Director or Trustee of various
Morgan Stanley Funds (since August 2006); formerly,
Vice Chair of the Boards of various Morgan Stanley
Funds (January 2020-August 2020); President and Chief
Executive Officer of General Motors Asset Management;
Chairman and Chief Executive Officer of the GM Trust
Bank and Corporate Vice President of General Motors
Corporation (August 1994-December 2005).
86 Formerly, Director
of Legg Mason,
Inc. (2006-2019);
and Director of the
Auburn University
Foundation (2010-
2015).

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)

Morgan Stanley ETF Trust
Executive Officers:
The Fund’s statement of additional information incudes further information about the Fund’s Trustees and Officers, and is available without charge by visiting www.calvert.com or upon request by calling 1 (800) 836-2414.
*This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves an indefinite term, until his or her successor is elected.
Name, Address and Birth Year of Executive Officer
Position(s) Held
with Registrant
Length of Time
Served* Principal Occupation(s) During Past 5 Years
John H. Gernon
522 Fifth Avenue
New York, NY 10036
Birth Year: 1963
President
and Principal
Executive Officer
Since September
2013
President and Principal Executive Officer of the Equity and Fixed Income Funds and the
Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the
Adviser.
Deidre A. Downes
1633 Broadway
New York, NY 10019
Birth Year: 1977
Chief Compliance
Officer
Since November
2021
Executive Director of the Adviser (since January 2021) and Chief Compliance Officer of various Morgan Stanley Funds (since November 2021). Formerly, Vice President and
Corporate Counsel at PGIM and Prudential Financial (October 2016-December 2020).
Francis J. Smith
522 Fifth Avenue
New York, NY 10036
Birth Year: 1965
Treasurer and
Principal Financial
Officer
Treasurer since
July 2003 and
Principal Financial
Officer since
September 2002
Managing Director of the Adviser and various entities affiliated with the Adviser;
Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley
Funds (since September 2002).
Mary E. Mullin
1633 Broadway
New York, NY 10019
Birth Year: 1967
Secretary Since
June
1999
Managing Director of the Adviser; Secretary of various Morgan Stanley Funds (since
June 1999).
Michael J. Key
522 Fifth Avenue
New York, NY 10036
Birth Year: 1979
Vice President Since
June
2017
Vice President of the Equity and Fixed Income Funds, Liquidity Funds, various money market funds and the Morgan Stanley AIP Funds in the Fund Complex (since June
2017); Executive Director of the Adviser; Head of Product Development for Equity and
Fixed Income Funds (since August 2013).
Anthony R. Rochte
522 Fifth Avenue
New York, NY 10036
Birth Year: 1968
Vice President,
Morgan Stanley
ETF Trust
Since September
2022
Managing Director and Global Head of Exchange-Traded Funds at Morgan
Stanley Investment Management (since March 2022); Co-Head of
Goldman Sachs Private Bank Select (January 2020 – March 2022); Head of
Fidelity Institutional Investments & Technology Solutions (August 2017 –
January 2020).

Morgan Stanley ETF Trust
Annual Report — September 30, 2023
Adviser
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Perkins Coie LLP
1155 Avenue of the Americas
22nd Floor
New York, New York 10036
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ETFCALUSLGCAPCRIANN
6057782 EXP 11.30.24
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
US Large-Cap Diversity,
Equity and Inclusion Index
ETF
NYSE Arca: CDEI
Annual Report
September 30, 2023

Morgan Stanley ETF Trust
Annual Report — September 30, 2023
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management’s website: www.calvert.com.
Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future. There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.
Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Expense Example
...........................................................................................
3
Investment Overview
........................................................................................
4
Portfolio of Investments
.....................................................................................
6
Statement of Assets and Liabilities
..........................................................................
11
Statement of Operations
....................................................................................
12
Statement of Changes in Net Assets
........................................................................
13
Financial Highlights
.........................................................................................
14
Notes to Financial Statements
...............................................................................
15
Report of Independent Registered Public Accounting Firm
....................................................
21
Federal Tax Notice
..........................................................................................
22
Important Notices
..........................................................................................
23
U.S. Customer Privacy Notice
...............................................................................
24
Trustees and Officers Information
...........................................................................
27

2
Annual Report — September 30, 2023
Shareholders’ Letter (unaudited)
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Annual Report, in which you will learn how your investment in Calvert US Large-Cap Diversity, Eq-
uity and Inclusion Index ETF (the “Fund”) performed during the period beginning January 30, 2023 (when the Fund commenced operations) and ended September 30, 2023.
Morgan Stanley Investment Management, the Fund's investment adviser, is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving chal-
lenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
October 2023

3
Annual Report — September 30, 2023
Expense Example (unaudited)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Morgan Stanley ETF Trust
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include man-
agement fees, and distribution and shareholder services fees. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period ended September 30,
2023 and held for the entire six-month period.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
(
4/1/23
)
Actual Ending
Account
Value
(9/30/23)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Calvert US Large-Cap Diversity, Equity and Inclusion
Index ETF
$1,000.00 $1,046.10 $1,024.37 $0.72 $0.71 0.14%
* Expenses are calculated using the Fund’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/365 (to reflect the most recent one-half year period).
** Annualized.

4
Annual Report — September 30, 2023
Investment Overview (unaudited)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Morgan Stanley ETF Trust
Economic and Market Conditions
For U.S. equity investors, the 8-month period ended
September 30, 2023, was a roller-coaster ride, driven largely by shifting perceptions of whether the U.S. Federal Reserve
(the Fed) could bring the world’s largest economy in for a soft landing, and changing expectations of how long interest rates might remain high.
As the period opened, U.S. stocks were in the midst of a
rally that lasted through July 2023. The initial tailwind was
ChatGPT, an artificial intelligence (AI) application that led investors to perceive AI might become the next big innovation to drive the information technology (IT) sector. As a result,
IT - one of the worst-performing sectors in 2022 - became the standout sector during the first half of 2023. Earlier recession fears that had weighed on stock prices receded as many inves-
tors came around to the view that the U.S. economy was doing surprisingly well.
But in the final two months of the period, the bond market
halted the stock market’s momentum. As it became clear the
Fed would keep interest rates higher for longer than investors had anticipated just a few months earlier, longer term bond
rates rose. Given the potential for relatively attractive returns with lower risk than stocks, many investors shifted from equity assets to bonds, and stock prices ended on a down note as the period came to a close.
For the period as a whole, however, the August-September
stock market retreat did not totally erase previous gains, and the Russell 1000® Index, a measure of U.S. large-cap stocks, returned a respectable 7.55%.
Fund Performance
For the 8-month period from inception on January 30, 2023,
through September 30, 2023, Calvert US Large-Cap Diversity,
Equity and Inclusion Index ETF (the Fund) returned 9.23%
based on net asset value (NAV) and reinvestment of distribu-
tions per share, net of fees. The Fund outperformed its pri-
mary benchmark, the Russell 1000® Index (the Index), which
returned 7.55% and underperformed its secondary benchmark,
the Calvert US Large-Cap Diversity Research Index (the
Calvert Index), which returned 9.37% during the period.
The Fund’s underperformance versus the Calvert Index was due to Fund expenses and fees, which the Calvert Index does not
incur.
Of the 11 market sectors held by the Fund, consumer dis-
cretionary, energy, health care, industrials, and information technology (IT) delivered positive returns during the period.
The strongest-performing sectors were IT, energy, and indus-
trials. The weakest-performing sectors were utilities, real estate, and materials.
Contributors to Fund performance versus the Index included
an overweight position and stock selections in the IT sector;
stock selections in the health care sector; and an underweight position in the real estate sector - the worst-performing sector within the Index and the Fund, as property sales were ham-
pered by rising mortgage rates during the period and compa-
nies cut back on office space after the pandemic.
In the IT sector, Index-relative performance benefited from the
Fund’s overweight position in semiconductor firm NVIDIA
Corp. (NVIDIA), whose stock price more than doubled during
the period. NVIDIA’s strong stock performance was driven by
increased demand for its high-end graphics processing units in the burgeoning artificial intelligence industry. By period-end,
NVIDIA had been sold out of the Fund.
In the health care sector, performance versus the Index was
helped by an overweight position in Eli Lilly & Co. (Eli Lilly), a global drugmaker specializing in diabetes, oncology, and
immunology therapies. Eli Lilly shares appreciated strongly
during the period, with the best performance occurring in
August 2023 after the company reported strong second-quarter earnings, driven in part by sales of its diabetes drug, Mounjaro.
In contrast, detractors from Fund performance versus the
Index included stock selections in the communication services and financials sectors, as well as stock selections and an under-
weight position in the consumer discretionary sector.
In the communication services sector, not owning Index posi-
tion Meta Platforms, Inc. (Meta) - the social media company
behind Facebook, Instagram, and Messenger - detracted from
Index-relative returns. Meta’s stock price doubled during the period as advertising revenues rebounded on improved ad tar-
geting, while profit margins exceeded expectations due to more rational spending on longer-term initiatives.

Annual Report — September 30, 2023
Investment Overview (unaudited) (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
5
Morgan Stanley ETF Trust
Performance data quoted represents past performance, which is no guaran-
tee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.calvert.com. Investment return and principal value will fluctu-
ate so that Fund shares, when sold or redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the selling or redemption of
Fund shares. Fund's total returns are calculated as of the last business day of the period.
* Minimum Investment.
** The Fund’s performance shown assumes that all recurring fees
(including management fees) were deducted and all dividends and distributions were reinvested.
*** Commenced Operations on January 30, 2023.
Performance Compared to the Russell 1000
®
Index
(1)
and the Calvert US Large-Cap Diversity Research
Index
(2)
Cumulative
Total Return
for the
period Ended
September 30,
2023
Since
Inception
(3)
Calvert US Large-Cap Diversity, Equity and Inclusion Index
ETF - NAV
(4)
9.23%
Calvert US Large-Cap Diversity, Equity and Inclusion Index
ETF - Market Price
(4)
9.23%
Russell 1000
®
Index 7.55%
Calvert US Large-Cap Diversity Research Index 9.37%
(1) The Russell 1000
®
Index is an unmanaged index of 1,000 U.S. large-
cap stocks. The Russell 1000
®
Index is an index of approximately
1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2) The Calvert US Large-Cap Diversity Research Index is composed of companies that operate their businesses in a manner that is consistent with the Calvert Principles and are selected from the universe of the
1,000 largest publicly traded US companies by market capitalization.
As described in the Index Methodology and as determined by Calvert,
Index components must meet certain criteria relating to leadership in having a diverse workforce and an equal and inclusive work culture, or demonstrate significant improvement in diversity practices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Historical performance of the index illustrates market trends and does not represent the past or future performance of the fund.
(3) For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(4) Commenced operations on January 30, 2023.

Annual Report — September 30, 2023
Portfolio of Investments
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.7%)
Air Freight & Logistics (0.7%)
Expeditors International of Washington, Inc. 199 $ 22,811
United Parcel Service, Inc., Class  B 980 152,753
175,564
Automobile Components (0.2%)
Aptiv plc(a) 381 37,563
BorgWarner, Inc. 316 12,757
50,320
Automobiles (0.0%)(b)
Thor Industries, Inc. 70 6,659
Banks (5.0%)
Bank of America Corp. 9,423 258,002
Citigroup, Inc. 2,600 106,938
Comerica, Inc. 177 7,354
Commerce Bancshares, Inc. 162 7,773
Cullen/Frost Bankers, Inc. 81 7,388
East West Bancorp, Inc. 190 10,015
First Citizens BancShares, Inc., Class  A 14 19,322
First Financial Bankshares, Inc. 184 4,622
First Horizon Corp. 745 8,210
JPMorgan Chase & Co. 3,899 565,433
KeyCorp 1,262 13,579
M&T Bank Corp. 223 28,198
New York Community Bancorp, Inc. 960 10,887
Pinnacle Financial Partners, Inc. 101 6,771
PNC Financial Services Group, Inc. (The) 538 66,050
Regions Financial Corp. 1,267 21,792
Synovus Financial Corp. 194 5,393
U.S. Bancorp 2,072 68,500
Western Alliance Bancorp 146 6,712
Zions Bancorp NA 199 6,943
1,229,882
Beverages (2.9%)
Celsius Holdings, Inc.(a) 57 9,781
Coca-Cola Co. (The) 5,269 294,959
Keurig Dr Pepper, Inc. 1,343 42,398
Monster Beverage Corp.(a) 1,019 53,956
PepsiCo, Inc. 1,858 314,820
715,914
Biotechnology (4.4%)
AbbVie, Inc. 2,388 355,955
Amgen, Inc. 723 194,314
Biogen, Inc.(a) 194 49,860
Gilead Sciences, Inc. 1,686 126,349
Horizon Therapeutics plc(a) 306 35,401
Moderna, Inc.(a) 449 46,377
Regeneron Pharmaceuticals, Inc.(a) 141 116,037
Seagen, Inc.(a) 189 40,096
Vertex Pharmaceuticals, Inc.(a) 348 121,014
1,085,403
Broadline Retail (0.2%)
eBay, Inc. 722 31,833
Etsy, Inc.(a) 165 10,656
42,489
Shares Value
Building Products (0.7%)
A O Smith Corp. 169 $ 11,176
AAON, Inc. 91 5,175
Carrier Global Corp. 1,132 62,487
Johnson Controls International plc 915 48,687
Lennox International, Inc. 43 16,101
Owens Corning 120 16,369
Trex Co., Inc.(a) 148 9,121
169,116
Capital Markets (2.3%)
Affiliated Managers Group, Inc. 48 6,256
Ameriprise Financial, Inc. 139 45,826
Bank of New York Mellon Corp. (The) 1,052 44,868
Carlyle Group, Inc. (The) 260 7,842
Evercore, Inc., Class  A 47 6,480
FactSet Research Systems, Inc. 52 22,738
Franklin Resources, Inc. 393 9,660
Interactive Brokers Group, Inc., Class  A 137 11,859
Intercontinental Exchange, Inc. 749 82,405
Jefferies Financial Group, Inc. 237 8,681
MarketAxess Holdings, Inc. 50 10,682
Moody's Corp. 215 67,977
Morningstar, Inc. 35 8,198
Nasdaq, Inc. 460 22,351
Raymond James Financial, Inc. 256 25,710
S&P Global, Inc. 430 157,126
State Street Corp. 429 28,726
567,385
Chemicals (0.6%)
Ashland, Inc. 72 5,881
Balchem Corp. 43 5,334
Cabot Corp. 75 5,195
Celanese Corp., Class  A 146 18,326
Eastman Chemical Co. 160 12,275
Ecolab, Inc. 343 58,104
FMC Corp. 168 11,251
Huntsman Corp. 230 5,612
International Flavors & Fragrances, Inc. 345 23,519
145,497
Commercial Services & Supplies (0.9%)
Clean Harbors, Inc.(a) 68 11,381
Copart, Inc.(a) 1,178 50,760
Republic Services, Inc., Class  A 279 39,760
Rollins, Inc. 343 12,804
Tetra Tech, Inc. 71 10,794
Waste Management, Inc. 547 83,385
208,884
Communications Equipment (1.3%)
Ciena Corp.(a) 199 9,405
Cisco Systems, Inc. 5,507 296,056
Juniper Networks, Inc. 434 12,061
317,522
Construction & Engineering (0.3%)
AECOM 187 15,528
EMCOR Group, Inc. 63 13,255
Quanta Services, Inc. 194 36,292

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Construction & Engineering (cont’d)
Valmont Industries, Inc. 28 $ 6,726
71,801
Construction Materials (0.2%)
Summit Materials, Inc., Class  A(a) 160 4,982
Vulcan Materials Co. 180 36,364
41,346
Consumer Finance (0.7%)
American Express Co. 800 119,352
Credit Acceptance Corp.(a) 9 4,141
Discover Financial Services 336 29,108
OneMain Holdings, Inc. 162 6,494
SoFi Technologies, Inc.(a) 1,287 10,283
169,378
Consumer Staples Distribution & Retail (2.2%)
Casey's General Stores, Inc. 50 13,576
Costco Wholesale Corp. 597 337,281
Dollar General Corp. 296 31,317
Kroger Co. (The) 964 43,139
Sprouts Farmers Market, Inc.(a) 138 5,907
Sysco Corp. 684 45,178
Target Corp. 623 68,885
545,283
Containers & Packaging (0.3%)
AptarGroup, Inc. 88 11,003
Ball Corp. 424 21,107
Graphic Packaging Holding Co. 411 9,157
Sealed Air Corp. 194 6,375
Sonoco Products Co. 131 7,120
Westrock Co. 342 12,244
67,006
Distributors (0.1%)
LKQ Corp. 359 17,774
Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.(a) 77 6,273
Service Corp. International 202 11,542
17,815
Diversified Telecommunication Services (0.8%)
Verizon Communications, Inc. 5,693 184,510
Electric Utilities (0.6%)
Avangrid, Inc. 96 2,896
Eversource Energy 470 27,331
Exelon Corp. 1,344 50,790
IDACORP, Inc. 68 6,368
NRG Energy, Inc. 305 11,749
Portland General Electric Co. 136 5,505
Xcel Energy, Inc. 746 42,686
147,325
Electrical Equipment (0.6%)
Emerson Electric Co. 771 74,455
nVent Electric plc 221 11,711
Rockwell Automation, Inc. 155 44,310
Sensata Technologies Holding plc 207 7,829
Sunrun, Inc.(a) 284 3,567
141,872
Shares Value
Electronic Equipment, Instruments & Components (0.7%)
Advanced Energy Industries, Inc. 50 $ 5,156
Amphenol Corp., Class  A 803 67,444
Avnet, Inc. 124 5,975
Badger Meter, Inc. 39 5,611
Belden, Inc. 56 5,407
CDW Corp. 182 36,720
IPG Photonics Corp.(a) 40 4,062
Trimble, Inc.(a) 334 17,989
Zebra Technologies Corp., Class  A(a) 69 16,321
164,685
Energy Equipment & Services (0.2%)
Baker Hughes Co., Class  A 1,367 48,282
Entertainment (2.2%)
Atlanta Braves Holdings, Inc., Class  C(a) 74 2,644
Electronic Arts, Inc. 334 40,214
Liberty Media Corp-Liberty Formula One,
Class  A(a) 329 18,602
Liberty Media Corp-Liberty Live, Class  A(a) 90 2,873
Netflix, Inc.(a) 592 223,539
Roku, Inc., Class  A(a) 167 11,788
Walt Disney Co. (The)(a) 2,474 200,518
Warner Bros Discovery, Inc.(a) 3,147 34,176
534,354
Financial Services (5.0%)
Equitable Holdings, Inc. 469 13,315
Fidelity National Information Services, Inc. 799 44,161
Fiserv, Inc.(a) 818 92,401
Jack Henry & Associates, Inc. 98 14,812
Mastercard, Inc., Class  A 1,130 447,378
MGIC Investment Corp. 383 6,392
PayPal Holdings, Inc.(a) 1,474 86,170
Radian Group, Inc. 211 5,298
Visa, Inc., Class  A 2,170 499,122
1,209,049
Food Products (1.4%)
Bunge Ltd. 202 21,867
Campbell Soup Co. 267 10,968
Conagra Brands, Inc. 643 17,631
General Mills, Inc. 784 50,168
Hershey Co. (The) 202 40,416
J.M. Smucker Co. (The) 135 16,593
Kellogg Co. 351 20,888
Kraft Heinz Co. (The) 1,086 36,533
Mondelez International, Inc., Class  A 1,839 127,627
342,691
Gas Utilities (0.1%)
ONE Gas, Inc. 74 5,053
Southwest Gas Holdings, Inc. 96 5,799
UGI Corp. 281 6,463
17,315
Ground Transportation (0.7%)
Avis Budget Group, Inc.(a) 32 5,750
Union Pacific Corp. 822 167,384
173,134

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Health Care Equipment & Supplies (3.2%)
Abbott Laboratories 2,336 $ 226,241
Align Technology, Inc.(a) 97 29,616
Becton Dickinson & Co. 392 101,344
Edwards Lifesciences Corp.(a) 814 56,394
Globus Medical, Inc., Class  A(a) 104 5,164
Haemonetics Corp.(a) 68 6,091
Hologic, Inc.(a) 329 22,833
ICU Medical, Inc.(a) 27 3,213
Insulet Corp.(a) 94 14,992
iRhythm Technologies, Inc.(a) 40 3,770
Medtronic plc 1,802 141,205
Neogen Corp.(a) 292 5,414
Penumbra, Inc.(a) 50 12,095
Stryker Corp. 481 131,443
Zimmer Biomet Holdings, Inc. 282 31,646
791,461
Health Care Providers & Services (1.5%)
AMN Healthcare Services, Inc.(a) 53 4,514
Centene Corp.(a) 728 50,145
CVS Health Corp. 1,735 121,138
Elevance Health, Inc. 318 138,463
Ensign Group, Inc. (The) 73 6,784
Laboratory Corp. of America Holdings 119 23,925
Quest Diagnostics, Inc. 150 18,279
363,248
Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc., Class  A(a) 542 74,368
Booking Holdings, Inc.(a) 48 148,030
Domino's Pizza, Inc. 47 17,803
Expedia Group, Inc.(a) 192 19,789
Hilton Worldwide Holdings, Inc. 347 52,112
Marriott International, Inc., Class  A 342 67,224
Wendy's Co. (The) 233 4,756
Yum! Brands, Inc. 379 47,352
431,434
Household Durables (0.1%)
Meritage Homes Corp. 48 5,875
Newell Brands, Inc. 560 5,057
Tempur Sealy International, Inc. 225 9,751
TopBuild Corp.(a) 43 10,819
31,502
Household Products (0.6%)
Clorox Co. (The) 167 21,887
Colgate-Palmolive Co. 1,120 79,643
Kimberly-Clark Corp. 457 55,229
156,759
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The) 900 13,680
Ormat Technologies, Inc. 72 5,034
18,714
Insurance (2.6%)
Aflac, Inc. 726 55,720
Allstate Corp. (The) 353 39,328
Assurant, Inc. 70 10,051
Enstar Group Ltd.(a) 17 4,114
Fidelity National Financial, Inc. 349 14,414
Shares Value
First American Financial Corp. 133 $ 7,513
Hartford Financial Services Group, Inc.
(The) 413 29,286
Lincoln National Corp. 228 5,629
Marsh & McLennan Cos., Inc. 668 127,120
MetLife, Inc. 863 54,291
Primerica, Inc. 49 9,506
Principal Financial Group, Inc. 327 23,567
Progressive Corp. (The) 791 110,186
Prudential Financial, Inc. 492 46,686
Reinsurance Group of America, Inc. 90 13,067
RenaissanceRe Holdings Ltd. 68 13,459
Selective Insurance Group, Inc. 81 8,357
Travelers Cos., Inc. (The) 309 50,463
White Mountains Insurance Group Ltd. 3 4,487
627,244
Interactive Media & Services (0.1%)
Pinterest, Inc., Class  A(a) 777 21,002
IT Services (0.6%)
Akamai Technologies, Inc.(a) 202 21,521
Amdocs Ltd. 163 13,772
Cognizant Technology Solutions Corp.,
Class  A 685 46,402
Gartner, Inc.(a) 103 35,392
Okta, Inc., Class  A(a) 204 16,628
Twilio, Inc., Class  A(a) 233 13,637
147,352
Leisure Products (0.1%)
Brunswick Corp. 94 7,426
Mattel, Inc.(a) 473 10,420
17,846
Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc. 398 44,504
Charles River Laboratories International,
Inc.(a) 68 13,327
Fortrea Holdings, Inc.(a) 119 3,402
Illumina, Inc.(a) 213 29,241
IQVIA Holdings, Inc.(a) 246 48,400
Waters Corp.(a) 79 21,663
West Pharmaceutical Services, Inc. 100 37,521
198,058
Machinery (1.8%)
Cummins, Inc. 188 42,951
Deere & Co. 370 139,631
Flowserve Corp. 177 7,039
Fortive Corp. 477 35,374
Franklin Electric Co., Inc. 54 4,818
IDEX Corp. 102 21,218
Illinois Tool Works, Inc. 408 93,966
ITT, Inc. 110 10,770
Lincoln Electric Holdings, Inc. 76 13,816
Nordson Corp. 69 15,399
Stanley Black & Decker, Inc. 205 17,134
Westinghouse Air Brake Technologies Corp. 240 25,505
427,621
Media (0.5%)
Cable One, Inc. 6 3,694

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Media (cont’d)
Interpublic Group of Cos., Inc. (The) 520 $ 14,903
Liberty Broadband Corp., Class  C(a) 179 16,346
Nexstar Media Group, Inc., Class  A 46 6,595
Omnicom Group, Inc. 266 19,812
Paramount Global, Class  B 797 10,281
Trade Desk, Inc. (The), Class  A(a) 597 46,656
118,287
Metals & Mining (0.1%)
ATI, Inc.(a) 172 7,078
Commercial Metals Co. 156 7,708
Reliance Steel & Aluminum Co. 79 20,716
35,502
Multi-Utilities (0.6%)
Black Hills Corp. 90 4,553
CMS Energy Corp. 392 20,819
DTE Energy Co. 278 27,600
NiSource, Inc. 557 13,747
Sempra 852 57,962
WEC Energy Group, Inc. 426 34,314
158,995
Passenger Airlines (0.1%)
Alaska Air Group, Inc.(a) 171 6,341
Southwest Airlines Co. 803 21,737
28,078
Personal Care Products (0.2%)
elf Beauty, Inc.(a) 70 7,688
Estee Lauder Cos., Inc. (The), Class  A 312 45,100
52,788
Pharmaceuticals (6.2%)
Bristol-Myers Squibb Co. 2,826 164,021
Eli Lilly & Co. 1,148 616,625
Merck & Co., Inc. 3,434 353,530
Organon & Co. 345 5,989
Perrigo Co. plc 183 5,847
Pfizer, Inc. 7,645 253,585
Zoetis, Inc., Class  A 623 108,390
1,507,987
Professional Services (1.1%)
Automatic Data Processing, Inc. 556 133,762
Broadridge Financial Solutions, Inc. 159 28,469
Ceridian HCM Holding, Inc.(a) 202 13,706
Equifax, Inc. 165 30,225
ExlService Holdings, Inc.(a) 222 6,225
FTI Consulting, Inc.(a) 45 8,028
Maximus, Inc. 81 6,049
Paycom Software, Inc. 69 17,890
Robert Half, Inc. 141 10,332
Science Applications International Corp. 74 7,810
TriNet Group, Inc.(a) 50 5,824
268,320
Real Estate Management & Development (0.2%)
CoStar Group, Inc.(a) 546 41,982
Zillow Group, Inc., Class  C(a) 278 12,832
54,814
Shares Value
Semiconductors & Semiconductor Equipment (5.3%)
Analog Devices, Inc. 683 $ 119,587
Broadcom, Inc. 547 454,327
First Solar, Inc.(a) 136 21,976
Intel Corp. 5,670 201,569
KLA Corp. 185 84,852
Lam Research Corp. 178 111,565
Micron Technology, Inc. 1,476 100,412
MKS Instruments, Inc. 85 7,356
Power Integrations, Inc. 75 5,723
QUALCOMM, Inc. 1,510 167,701
Silicon Laboratories, Inc.(a) 43 4,983
Universal Display Corp. 59 9,262
1,289,313
Software (17.4%)
Adobe, Inc.(a) 613 312,569
ANSYS, Inc.(a) 117 34,813
Atlassian Corp., Class  A(a) 203 40,907
Box, Inc., Class  A(a) 188 4,551
DocuSign, Inc., Class  A(a) 270 11,340
Dropbox, Inc., Class  A(a) 348 9,476
Elastic NV(a) 107 8,693
Fair Isaac Corp.(a) 33 28,661
Fortinet, Inc.(a) 882 51,756
Gen Digital, Inc. 784 13,861
Guidewire Software, Inc.(a) 108 9,720
HubSpot, Inc.(a) 65 32,012
Manhattan Associates, Inc.(a) 83 16,406
Microsoft Corp. 9,912 3,129,714
New Relic, Inc.(a) 86 7,363
Palo Alto Networks, Inc.(a) 407 95,417
Roper Technologies, Inc. 144 69,736
ServiceNow, Inc.(a) 275 153,714
Splunk, Inc.(a) 207 30,274
Synopsys, Inc.(a) 205 94,089
Teradata Corp.(a) 134 6,033
Tyler Technologies, Inc.(a) 56 21,624
VMware, Inc., Class  A(a) 291 48,446
4,231,175
Specialty Retail (2.8%)
Advance Auto Parts, Inc. 80 4,474
Bath & Body Works, Inc. 308 10,411
Home Depot, Inc. (The) 1,351 408,218
Ross Stores, Inc. 453 51,166
TJX Cos., Inc. (The) 1,547 137,497
Tractor Supply Co. 148 30,052
Ulta Beauty, Inc.(a) 67 26,763
Wayfair, Inc., Class  A(a) 110 6,663
Williams-Sonoma, Inc. 85 13,209
688,453
Technology Hardware, Storage & Peripherals (15.4%)
Apple, Inc. 21,158 3,622,461
Dell Technologies, Inc., Class  C 330 22,737
Hewlett Packard Enterprise Co. 1,746 30,328
HP, Inc. 1,168 30,018
NetApp, Inc. 282 21,398
Seagate Technology Holdings plc 279 18,400

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Technology Hardware, Storage & Peripherals (cont’d)
Western Digital Corp.(a) 426 $ 19,438
3,764,780
Textiles, Apparel & Luxury Goods (0.5%)
Deckers Outdoor Corp.(a) 35 17,993
Lululemon Athletica, Inc.(a) 150 57,841
PVH Corp. 84 6,427
Ralph Lauren Corp., Class  A 54 6,269
Skechers USA, Inc., Class  A(a) 179 8,762
Tapestry, Inc. 313 8,999
VF Corp. 496 8,764
115,055
Trading Companies & Distributors (0.4%)
Applied Industrial Technologies, Inc. 51 7,885
Fastenal Co. 771 42,128
GATX Corp. 47 5,115
MSC Industrial Direct Co., Inc., Class  A 61 5,987
WW Grainger, Inc. 61 42,202
103,317
Water Utilities (0.2%)
American Water Works Co., Inc. 263 32,567
Essential Utilities, Inc. 357 12,256
44,823
Total Common Stocks
(Cost $23,426,211) 24,302,183
Short-Term Investment (0.2%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class (See Note G)
(Cost $58,850)
58,850 58,850
Total Investments (99.9%)
(Cost $23,485,061) (c) 24,361,033
Other Assets in Excess of Liabilities (0.1%) 14,589
NET ASSETS (100.0%) $24,375,622
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) At September 30, 2023, the aggregate cost for federal income tax purposes is $23,485,423. The aggregate gross unrealized
appreciation is $2,032,909 and the aggregate gross unrealized depreciation is $1,157,299 , resulting in net unrealized appreciation of $875,610.
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 50.5%
Software 17.4
Technology Hardware, Storage & Peripherals 15.5
Pharmaceuticals 6.2
Semiconductors & Semiconductor Equipment 5.3
Banks 5.1
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Annual Report — September 30, 2023
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2023
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $23,426,211) $ 24,302,183
Investment in Security of Affiliated Issuer, at Value (Cost $58,850) 58,850
Total Investments in Securities, at Value (Cost $23,485,061) 24,361,033
Cash 26
Dividends Receivable 17,456
Total Assets
24,378,515
Liabilities:
Payable for Management Fee 2,893
Total Liabilities
2,893
Net Assets
$ 24,375,622
Net Assets Consist of:
Paid-in-Capital $ 23,784,546
Total Distributable Earnings 591,076
Net Assets
$ 24,375,622
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 450,000
Net Asset Value Per Share
$ 54 .17

Annual Report — September 30, 2023
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
January 30, 2023
^
to
September 30, 2023
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $8 of Foreign Taxes Withheld) $ 242,404
Dividends from Security of Affiliated Issuer (Note G) 1,773
Total Investment Income 244,177
Expenses:
Management Fee (Note B) 22,775
Total Expenses 22,775
Rebate from Morgan Stanley Affiliate (Note G) (51)
Net Expenses 22,724
Net Investment Income
221,453
Realized Gain (Loss):
Investments Sold (303,265)
In-kind Redemptions on Investments 1,329,514
Net Realized Gain 1,026,249
Change in Unrealized Appreciation (Depreciation):
Investments 875,972
Net Change in Unrealized Appreciation (Depreciation) 875,972
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
1,902,221
Net Increase in Net Assets Resulting from Operations $ 2,123,674
^ Commencement of Operations.

Annual Report — September 30, 2023
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
January 30, 2023
^
to
September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 221,453
Net Realized Gain 1,026,249
Net Change in Unrealized Appreciation (Depreciation) 875,972
Net Increase in Net Assets Resulting from Operations 2,123,674
Dividends and Distributions to Shareholders:
Dividends and Distributions (203,084)
Total Dividends and Distributions to Shareholders (203,084)
Capital Share Transactions:
Subscribed
(1)
20,000,000
Subscribed In-Kind 8,130,996
Redeemed In-Kind (5,675,964)
Net Increase in Net Assets Resulting from Capital Share Transactions 22,455,032
Total Increase in Net Assets 24,375,622
Net Assets:
Beginning of Period –
End of Period $ 24,375,622
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 400,000
Shares Subscribed In-Kind 150,000
Shares Redeemed In-Kind (100,000)
Shares Outstanding, End of Period Net Increase in 450,000
^ Commencement of Operations.
(1) Total consists of subscriptions for seed capital by the Adviser and other related parties of the Fund.

Annual Report — September 30, 2023
Financial Highlights
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$ 50 .00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
0 .49
Net Realized and Unrealized Gain 4 .13
Total from Investment Operations 4 .62
Distributions from and/or in Excess of:
—
Net Investment Income ( 0 .45 )
Net Asset Value, End of Period
$ 54 .17
Total Return
(3)
9 .23%
(4)
Ratios to Average Net Assets and Supplemental Data:
$24,376
Net Assets, End of Period (Thousands) $ 24,376
Ratio of Expenses 0 .14%
(5) (6)
Ratio of Net Investment Income 1 .36%
(5) (6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(5) (7)
Portfolio Turnover Rate 19%
(4) (8)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

15
Annual Report — September 30, 2023
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust and
is authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification ("ASC") Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert
US Large-Cap Diversity, Equity and Inclusion Index ETF (the
"Fund"), which seeks to track the performance of the Calvert
US Large-Cap Diversity Research Index. The Fund is non-di-
versified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices if
such bid and asked prices are available on the relevant ex-
changes. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on
the valuation date with no reported bid and asked prices
available on the exchange are valued at the mean between
the current bid and asked prices obtained from one or
more reputable brokers/dealers. In cases where a securi-
ty is traded on more than one exchange, the security is
valued on the exchange designated as the primary market;
(2) all other equity portfolio securities for which over-the-
counter (“OTC”) market quotations are readily available
are valued at the latest reported sales price (or at the mar-
ket official closing price if such market reports an official closing price), and if there was no trading in the security
on a given day and if there is no official closing price
from relevant markets for that day, the security is valued
at the mean between the last reported bid and asked
prices if such bid and asked prices are available on the rel-
evant markets. An unlisted equity security that does not
trade on the valuation date and for which bid and asked
prices from the relevant markets are unavailable is valued
at the mean between the current bid and asked prices
obtained from one or more reputable brokers/dealers;
(3) fixed income securities may be valued by an outside
pricing service/vendor approved by the Trust’s Board of
Trustees (the “Trustees”). The pricing service/vendor may
employ a pricing model that takes into account, among
other things, bids, yield spreads and/or other market data
and specific security characteristics. If Morgan Stanley
Investment Management Inc. (the “Adviser”) a whol-
ly-owned subsidiary of Morgan Stanley, determines that
the price provided by the outside pricing service/vendor
or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers
may also be utilized. In these circumstances, the value
of the security will be the mean of bid and asked prices
obtained from reputable brokers/dealers; (4) when market
quotations are not readily available, as defined by Rule
2a-5 under the Act, including circumstances under which
the Adviser determines that the closing price, last sale
price or the mean between the last reported bid and asked
prices are not reflective of a security’s market value, port-
folio securities are valued at their fair value as determined in good faith under procedures established by and under
the general supervision of the Trustees; and (5) invest-
ments in mutual funds, including the Morgan Stanley
Institutional Liquidity Funds, are valued at the net asset
value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
("ASC"), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 - other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 - significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2023:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions, Income and Expenses:
Security transactions are accounted for on the trade date
(date the order to buy or sell is executed). Realized gains
and losses on the sale of investment securities are deter-
mined on the specific identified cost method. Dividend
income and other distributions are recorded on the
ex-dividend date (except for certain foreign dividends
which may be recorded as soon as the Fund is informed
of such dividends) net of applicable withholding taxes.
Non-cash dividends received in the form of stock, if any,
are recognized on the ex-dividend date and recorded as
non-cash dividend at fair value.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Assets:
Common Stocks $ 24,302
(1)
$ — $ — $ 24,302
Short-Term Investment
Investment Company 59 — — 59
Total Assets $24,361 $— $— $24,361
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
monthly at the annual rate of 0.14% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan ("Plan")
pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Funds’ Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affili-
ates:
 For the year ended September 30, 2023 purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments
and In-Kind transactions were $24,470,786 and $4,480,708,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the year ended September 30,
2023. Purchase and Sales related to In-Kind transactions were
$8,029,843 and $5,619,931 for year end.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Fund. For the year ended September 30,
2023, management fees paid were reduced by $51 relating to
the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the year ended September 30, 2023 is as
follows:
Affiliated
Investment
Company
Value
January 30,
2023
Purchases
at Cost
Proceeds
from
Sales
Dividend
Income
Liquidity Fund $ – $ 392,864 $ 334,014 $ 1,773

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2023 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, due to tax adjustment related to an
in-kind redemption, resulted in the following reclassifications among the components of net assets at September 30, 2023:
At September 30, 2023, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2023, the Fund had available for fed-
eral income tax purposes unused short-term capital losses
of $303,265 that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
An investment in the Fund is based on the
values of the Fund’s investments, which may change due to
economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses
and populations and have a significant and rapid negative
impact on the performance of the Fund’s investments, adverse-
ly affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The occurrence,
Affiliated
Investment
Company (cont'd)
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
September
30, 2023
Liquidity Fund   $ – $ – $ 58,850
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$203,084 $–
Total
Distributable Paid-In
Earnings Capital
$(1,329,514) $1,329,514
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$18,731 $–

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
duration and extent of these or other types of adverse econom-
ic and market conditions and uncertainty over the long term
cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the
associated conditions impact the Fund and its investments will also depend on other future developments, which are highly
uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund’s invest-
ments (and, in turn, the Fund’s investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.
Tracking Error Risk:
Tracking error risk refers to the risk
that the Fund’s performance may not match or correlate to
that of the index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transac-
tion costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements. Factors such as Fund expens-
es, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund invest-
ments imposed by Fund diversification and/or concentration
policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the index are not reduced by investment and other operating
expenses, including the trading costs associated with imple-
menting changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected.
Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal cir-
cumstances. The Fund may be required to deviate its invest-
ments from the securities and relative weightings of the index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.
Index Related Risk:
The Fund’s return may not track the
return of the index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund
incurs a number of operating expenses not applicable to the
index, and incurs costs in buying and selling securities, espe-
cially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, the
Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions.
In addition, when the Fund uses a representative sampling ap-
proach, the Fund may not be as well correlated with the return of the underlying index as when the Fund purchases all of the securities in the index in the proportions in which they are rep-
resented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the index may be heightened during times of
increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.
J. Other:
At September 30, 2023, the Fund had record own-
ers of 10% or greater, which are related parties of the Fund. In-
vestment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners
was 88.9%.

21
Annual Report — September 30, 2023
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders and Board of Trustees of Morgan Stanley ETF Trust –
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert US Large-Cap Diversity, Equity and Inclusion
Index ETF (the “Fund”) (one of the funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of invest-
ments, as of September 30, 2023, and the related statements of operations and changes in net assets and the financial highlights for the period from January 30, 2023 (commencement of operations) through September 30, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley ETF Trust) at September 30, 2023, and the results of its opera-
tions, the changes in its net assets and its financial highlights for the period from January 30, 2023 (commencement of operations)
through September 30, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 27, 2023

22
Annual Report — September 30, 2023
Federal Tax Notice (unaudited)
Morgan Stanley ETF Trust
For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2023. For corporate shareholders 100% of the dividends qualified for the dividends received deduction.
For federal income tax purposes, the following information is furnished with respect to the Fund’s earnings for its taxable year ended September 30, 2023. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $203,084 as taxable at this lower rate.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

23
Annual Report — September 30, 2023
Important Notices (unaudited)
Morgan Stanley ETF Trust
Reporting to Shareholders
The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the securi-
ty names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”),
a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custo-
dian and Distributor will not disseminate non-public information concerning the Trust. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings will be available on the Fund’s public website, www.calvert.com.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall invest-
ment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.
The Adviser has engaged Calvert to provide proxy voting services with respect to the Trust. The Adviser’s Proxy Voting Policy speci-
fies that each Fund will follow Calvert’s Proxy Voting Policies and Procedures and Global Proxy Voting Guidelines. When available, the Trust’s proxy voting record for the most recent 12-month period ending June 30, as filed with the SEC, will be available without charge on our web site at www.calvert.com. The Trust’s proxy voting record will also be available without charge on the SEC’s web site at http://www.sec.gov.
Tailored Shareholder Reports
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available on-
line, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

24
Annual Report — September 30, 2023
U.S. Customer Privacy Notice (unaudited)
April 2021
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our investment management affiliates’
everyday business purposes —
information about your
transactions, experiences, and creditworthiness
Yes Yes
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For our investment management affiliates to
market to you
Yes Yes
For our affiliates to market to you
No We don’t share
For non-affiliates to market to you
No We don’t share

Annual Report — September 30, 2023
U.S. Customer Privacy Notice (unaudited) (cont’d)
25
April 2021
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Investment Management
Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.

Annual Report — September 30, 2023
U.S. Customer Privacy Notice (unaudited) (cont’d)
26
April 2021
Morgan Stanley ETF Trust
Definitions
Investment Management Affiliates
MSIM Investment Management Affiliates include registered
investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division.
Investment Management Affiliates does not include entities
associated with Morgan Stanley Wealth Management, such as
Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include companies with a Morgan Stanley
name and financial companies such as Morgan Stanley
Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

27
Annual Report — September 30, 2023
Trustees and Officers Information (unaudited)
Morgan Stanley ETF Trust
Independent Trustees:
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Frank L. Bowman
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1944
Trustee Since
August
2006
President, Strategic Decisions, LLC (consulting) (since
February 2009); Director or Trustee of various Morgan
Stanley Funds (since August 2006); Chairperson of the
Compliance and Insurance Committee (since October
2015); formerly, Chairperson of the Insurance Sub-
Committee of the Compliance and Insurance Committee
(2007-2015); served as President and Chief Executive
Officer of the Nuclear Energy Institute (policy organization)
(February 2005-November 2008); retired as Admiral,
U.S. Navy after serving over 38 years on active duty
including 8 years as Director of the Naval Nuclear
Propulsion Program in the Department of the Navy and
the U.S. Department of Energy (1996-2004); served as
Chief of Naval Personnel (July 1994-September 1996)
and on the Joint Staff as Director of Political Military
Affairs (June 1992-July 1994); knighted as Honorary
Knight Commander of the Most Excellent Order of the
British Empire; awarded the Officier de l’Orde National du
Mérite by the French Government; elected to the National
Academy of Engineering (2009).
86 Director of Naval and
Nuclear Technologies
LLP; Director Emeritus
of the Armed Services
YMCA; Member of
the National Security
Advisory Council of
the Center for U.S.
Global Engagement
and a member of the
CNA Military Advisory
Board; Chairman
of Fairhaven United
Methodist Church;
Member of the Board
of Advisors of the
Dolphin Scholarship
Foundation; Director of
other various nonprofit
organizations;
formerly, Director of
BP, plc (November
2010- May 2019).
Frances. L Cashman
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1961
Trustee Since February
2022
Director or Trustee of various Morgan Stanley Funds
(since February 2022); Chief Executive Officer, Asset
Management Division, Euromoney Institutional Investor
PLC (financial information) (May 2021-Present); Executive
Vice President and various other roles, Legg Mason & Co.
(asset management) (2010-2020); Managing Director,
Stifel Nicolaus (2005-2010).
87 Trustee and
Investment Committee
Member, Georgia
Tech Foundation
(Since June 2019);
Trustee and Chair of
Marketing Committee,
Loyola Blakefield
(Since September
2017); Trustee, MMI
Gateway Foundation
(since September
2017); Director and
Investment Committee
Member, Catholic
Community
Foundation Board
(2012–2018); Director
and Investment
Committee Member,
St. Ignatius Loyola
Academy (2011-
2017).
Kathleen A. Dennis
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1953
Trustee Since
August
2006
Chairperson of the Governance Committee (since January
2021), Chairperson of the Liquidity and Alternatives Sub-
Committee of the Investment Committee (2006-2020) and
Director or Trustee of various Morgan Stanley Funds (since
August 2006); President, Cedarwood Associates (mutual
fund and investment management consulting) (since July
2006); formerly, Senior Managing Director of Victory
Capital Management (1993-2006).
86 Board Member,
University of
Albany Foundation
(2012-present); Board
Member, Mutual
Funds Directors
Forum (2014-present);
Director of
various non-profit
organizations.

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)
28
Morgan Stanley ETF Trust
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Nancy C. Everett
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1955
Trustee Since
January
2015
Chairperson of the Equity Investment Committee (since
January 2021); Director or Trustee of various Morgan
Stanley Funds (since January 2015); Chief Executive
Officer, Virginia Commonwealth University Investment
Company (since November 2015); Owner, OBIR, LLC
(institutional investment management consulting) (since
June 2014); formerly, Managing Director, BlackRock, Inc.
(February 2011-December 2013) and Chief Executive
Officer, General Motors Asset Management (a/k/a
Promark Global Advisors, Inc.) (June 2005-May 2010).
87 Formerly, Member
of Virginia
Commonwealth
University School of
Business Foundation
(2005-2016);
Member of Virginia
Commonwealth
University Board of
Visitors (2013-2015);
Member of Committee
on Directors for
Emerging Markets
Growth Fund, Inc.
(2007-2010);
Chairperson of
Performance Equity
Management, LLC
(2006-2010); and
Chairperson, GMAM
Absolute Return
Strategies Fund, LLC
(2006-2010).
Eddie A. Grier
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1955
Trustee Since
February
2022
Director or Trustee of various Morgan Stanley Funds
(since February 2022); Dean Santa Clara University
Leavey School of Business (since April 2021); Dean,
Virginia Commonwealth University School of Business
(2010-2021); President and various other roles, Walt
Disney Company (entertainment and media) (1981-2010).
87 Director, Witt/Kieffer,
Inc.
(executive search)
(since 2016); Director,
NuStar GP, LLC
(energy) (since August
2021); Director,
Sonida Senior Living,
Inc. (residential
community operator)
(2016-2021); Director,
NVR, Inc.
(home building)
(2013-2020); Director,
Middleburg Trust
Company (wealth
management) (2014-
2019); Director,
Colonial Williamsburg
Company (since2012);
Regent, University of
Massachusetts
Global (since
2021); Director
and Chair, Child
Fund International
(2012-2021); Trustee,
Brandman University
(2010-2021); Director,
Richmond Forum
(2012-2019).

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)
29
Morgan Stanley ETF Trust
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Jakki L. Hassler
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1957
Trustee Since
January
2015
Director or Trustee of various Morgan Stanley Funds
(since January 2015); Chairperson of the Audit Committee
(since January 2023) Chairman, Opus Capital Group (since
1996); formerly, Chief Executive Officer, Opus Capital
Group (1996-2019); Director, Capvest Venture Fund, LP
(May 2000-December 2011); Partner, Adena Ventures, LP
(July 1999 December 2010); Director, The Victory Funds
(February 2005- July 2008).
87 Director of Cincinnati
Bell Inc. and Member,
Audit Committee and
Chairman, Governance
and Nominating
Committee; Director
of Service Corporation
International and
Member, Audit
Committee and
Investment
Committee; Director,
Barnes Group Inc.
(since July 2021);
Director of Northern
Kentucky University
Foundation and
Member, Investment
Committee; Member
of Chase College of
Law Transactional
Law Practice Center
Board of Advisors;
Director of Best
Transport; Director
of Chase College of
Law Board of Visitors;
formerly, Member,
University of Cincinnati
Foundation Investment
Committee.
Dr. Manuel H. Johnson
c/o Johnson Smick
International, Inc.
2201 I Street, NE Suite 200
Washington, D.C. 20002
Birth Year: 1949
Trustee Since July
1991
Senior Partner, Johnson Smick International, Inc.
(consulting firm); Chairperson of the Fixed Income,
Liquidity and Alternatives Investment Committee (since
January 2021), Chairperson of the Investment Committee
(2006-2020) and Director or Trustee of various Morgan
Stanley Funds (since July 1991); Co-Chairman and a
founder of the Group of Seven Council (G7C) (international
economic commission); formerly, Chairperson of the Audit
Committee (July 1991- September 2006); Vice Chairman
of the Board of Governors of the Federal Reserve System
and Assistant Secretary of the U.S. Treasury.
86 Director of NVR, Inc.
(home construction).
Joseph J. Kearns
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1942
Trustee Since August
1994
Senior Adviser, Kearns & Associates LLC (investment
consulting); Director or Trustee of various Morgan Stanley
Funds (August 1994 December 2022); formerly, Deputy
Chairperson of the Audit Committee (July 2003-September
2006) and Chairperson of the Audit Committee of various
Morgan Stanley Funds (since August 1994); CFO of the J.
Paul Getty Trust (1982-1999).
87 Director, Rubicon
Investments (since
February 2019); Prior
to August
2016, Director
of Electro Rent
Corporation
(equipment leasing).
Prior to December 31,
2013, Director of The
Ford Family
Foundation.

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)
30
Morgan Stanley ETF Trust
* This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes (as of December 31, 2022) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanly Investment Management Inc.
(the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).
*** This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Michael F. Klein
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1958
Trustee Since August
2006
Chairperson of the Risk Committee (since January 2021);
Managing Director, Aetos Alternatives Management, LP
(since March 2000); Co-President, Aetos Alternatives
Management, LP (since January 2004) and Co-Chief
Executive Officer of Aetos Alternatives Management, LP
(since August 2013); Chairperson of the Fixed Income
Sub-Committee of the Investment Committee (2006-
2020) and Director or Trustee of various Morgan Stanley
Funds (since August 2006); formerly, Managing Director,
Morgan Stanley & Co. Inc. and Morgan Stanley Dean
Witter Investment Management and President, various
Morgan Stanley Funds (June 1998-March 2000); Principal,
Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter
Investment Management (August 1997-December 1999).
86 Director of certain
investment funds
managed or
sponsored by Aetos
Alternatives
Management, LP;
Director of Sanitized
AG and Sanitized
Marketing AG
(specialty chemicals).
Patricia A. Maleski
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1960
Trustee Since
January
2017
Director or Trustee of various Morgan Stanley Funds
(since January 2017); Managing Director, JPMorgan Asset
Management (2004-2016); Oversight and Control Head of
Fiduciary and Conflicts of Interest Program (2015-2016);
Chief Control Officer—Global Asset Management (2013-
2015); President, JPMorgan Funds (2010- 2013); Chief
Administrative Officer (2004-2013); various other positions
including Treasurer and Board Liaison (since 2001).
87 Trustee, Nutley Family
Service
Bureau, Inc. (since
January 2022).
W. Allen Reed
c/o Perkins Coie LLP Counsel to
the Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1947
Chair of the Board
and
Trustee
Chair of the
Board since
August 2020
and Director
since August
2006
Chair of the Boards of various Morgan Stanley Funds
(since August 2020); Director or Trustee of various
Morgan Stanley Funds (since August 2006); formerly,
Vice Chair of the Boards of various Morgan Stanley
Funds (January 2020-August 2020); President and Chief
Executive Officer of General Motors Asset Management;
Chairman and Chief Executive Officer of the GM Trust
Bank and Corporate Vice President of General Motors
Corporation (August 1994-December 2005).
86 Formerly, Director
of Legg Mason,
Inc. (2006-2019);
and Director of the
Auburn University
Foundation (2010-
2015).

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)
31
Morgan Stanley ETF Trust
Executive Officers:
The Fund’s statement of additional information incudes further information about the Fund’s Trustees and Officers, and is available without charge by visiting www.calvert.com or upon request by calling 1 (800) 836-2414.
*This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves an indefinite term, until his or her successor is elected.
Name, Address and Birth Year of Executive Officer
Position(s) Held
with Registrant
Length of Time
Served* Principal Occupation(s) During Past 5 Years
John H. Gernon
522 Fifth Avenue
New York, NY 10036
Birth Year: 1963
President
and Principal
Executive Officer
Since September
2013
President and Principal Executive Officer of the Equity and Fixed Income Funds and the
Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the
Adviser.
Deidre A. Downes
1633 Broadway
New York, NY 10019
Birth Year: 1977
Chief Compliance
Officer
Since November
2021
Executive Director of the Adviser (since January 2021) and Chief Compliance Officer of various Morgan Stanley Funds (since November 2021). Formerly, Vice President and
Corporate Counsel at PGIM and Prudential Financial (October 2016-December 2020).
Francis J. Smith
522 Fifth Avenue
New York, NY 10036
Birth Year: 1965
Treasurer and
Principal Financial
Officer
Treasurer since
July 2003 and
Principal Financial
Officer since
September 2002
Managing Director of the Adviser and various entities affiliated with the Adviser;
Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley
Funds (since September 2002).
Mary E. Mullin
1633 Broadway
New York, NY 10019
Birth Year: 1967
Secretary Since
June
1999
Managing Director of the Adviser; Secretary of various Morgan Stanley Funds (since
June 1999).
Michael J. Key
522 Fifth Avenue
New York, NY 10036
Birth Year: 1979
Vice President Since
June
2017
Vice President of the Equity and Fixed Income Funds, Liquidity Funds, various money market funds and the Morgan Stanley AIP Funds in the Fund Complex (since June
2017); Executive Director of the Adviser; Head of Product Development for Equity and
Fixed Income Funds (since August 2013).
Anthony R. Rochte
522 Fifth Avenue
New York, NY 10036
Birth Year: 1968
Vice President,
Morgan Stanley
ETF Trust
Since September
2022
Managing Director and Global Head of Exchange-Traded Funds at Morgan
Stanley Investment Management (since March 2022); Co-Head of
Goldman Sachs Private Bank Select (January 2020 – March 2022); Head of
Fidelity Institutional Investments & Technology Solutions (August 2017 –
January 2020).

32
Morgan Stanley ETF Trust
Annual Report — September 30, 2023
Adviser
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Perkins Coie LLP
1155 Avenue of the Americas
22nd Floor
New York, New York 10036
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ETFCALUSLGCAPDIVEQTYIIANN
6057864 EXP 11.30.24
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core
Responsible Index ETF
NYSE Arca: CVMC
Annual Report
September 30, 2023

Morgan Stanley ETF Trust
Annual Report — September 30, 2023
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management’s website: www.calvert.com.
Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future. There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.
Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Expense Example
...........................................................................................
3
Investment Overview
........................................................................................
4
Portfolio of Investments
.....................................................................................
6
Statement of Assets and Liabilities
..........................................................................
13
Statement of Operations
....................................................................................
14
Statement of Changes in Net Assets
........................................................................
15
Financial Highlights
.........................................................................................
16
Notes to Financial Statements
...............................................................................
17
Report of Independent Registered Public Accounting Firm
....................................................
23
Federal Tax Notice
..........................................................................................
24
Important Notices
..........................................................................................
25
U.S. Customer Privacy Notice
...............................................................................
26
Trustees and Officers Information
...........................................................................
29

2
Annual Report — September 30, 2023
Shareholders’ Letter (unaudited)
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Annual Report, in which you will learn how your investment in Calvert US Mid-Cap Core Responsi-
ble Index ETF (the “Fund”) performed during the period beginning January 30, 2023 (when the Fund commenced operations) and ended September 30, 2023.
Morgan Stanley Investment Management, the Fund's investment adviser, is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving chal-
lenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
October 2023

3
Annual Report — September 30, 2023
Expense Example (unaudited)
Calvert US Mid-Cap Core Responsible Index ETF
Morgan Stanley ETF Trust
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include man-
agement fees, and distribution and shareholder services fees. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period ended September 30,
2023 and held for the entire six-month period.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
(
4/1/23
)
Actual Ending
Account
Value
(9/30/23)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Calvert US Mid-Cap Core Responsible Index ETF
$1,000.00 $979.80 $1,024.32 $0.74 $0.76 0.15%
* Expenses are calculated using the Fund’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/365 (to reflect the most recent one-half year period).
** Annualized.

4
Annual Report — September 30, 2023
Investment Overview (unaudited)
Calvert US Mid-Cap Core Responsible Index ETF
Morgan Stanley ETF Trust
Economic and Market Conditions
For U.S. equity investors, the 8-month period ended
September 30, 2023, was a roller-coaster ride, driven largely by shifting perceptions of whether the U.S. Federal Reserve
(the Fed) could bring the world’s largest economy in for a soft landing, and changing expectations of how long interest rates might remain high.
As the period opened, U.S. stocks were in the midst of a
rally that lasted through July 2023. The initial tailwind was
ChatGPT, an artificial intelligence (AI) application that led investors to perceive AI might become the next big innovation to drive the information technology (IT) sector. As a result,
IT - one of the worst-performing sectors in 2022 - became the standout sector during the first half of 2023. Earlier recession fears that had weighed on stock prices receded as many inves-
tors came around to the view that the U.S. economy was doing surprisingly well.
But in the final two months of the period, the bond market
halted the stock market’s momentum. As it became clear the
Fed would keep interest rates higher for longer than investors had anticipated just a few months earlier, longer term bond
rates rose. Given the potential for relatively attractive returns with lower risk than stocks, many investors shifted from equity assets to bonds, and stock prices ended on a down note as the period came to a close.
For the period as a whole, however, the August-September
stock market retreat did not totally erase previous gains, and the Russell 1000® Index, a measure of U.S. large-cap stocks, returned a respectable 7.55%.
Fund Performance
For the 8-month period from inception on January 30, 2023,
through September 30, 2023, Calvert US Mid-Cap Core Re-
sponsible Index ETF (the Fund) returned -4.06% based on net
asset value (NAV) and reinvestment of distributions per share, net of fees. The Fund underperformed its primary benchmark,
the Russell Midcap® Index (the Index), which returned -2.25%
and underperformed its secondary benchmark, the Calvert US
Mid-Cap Core Responsible Index (the Calvert Index), which
returned -3.97% during the period.
The Fund’s underperformance versus the Calvert Index was due to Fund expenses and fees, which the Calvert Index does not
incur.
Of the 11 market sectors held by the Fund, energy, industrials, and information technology (IT) delivered positive returns
during the period. The strongest-performing sectors were en-
ergy, industrials, and IT. The weakest-performing sectors were utilities, financials, and health care.
Detractors from Fund performance versus the Index included
stock selections and an overweight position in the financials sector, as well as stock selections in the IT and consumer dis-
cretionary sectors.
In the financials sector, not owning Index position Apollo
Global Management, Inc. (Apollo) detracted from returns
relative to the Index during the period. New York-based private equity firm Apollo outperformed most of its peers in the finan-
cials sector during the period, with its stock price reaching an all-time high in September 2023.
In the IT sector, not owning Index position Palantir Technolo-
gies, Inc. (Palantir) detracted from Index-relative returns. Soft-
ware firm Palantir, which specializes in big data analytics, saw its stock price more than double during the period, boosted by the investor enthusiasm for artificial intelligence, or AI, that drove a technology stock rally during the first half of 2023.
In contrast, contributors to Fund performance versus the
Index included an underweight position in the materials
sector; an overweight position in the industrials sector; and an underweight position in the real estate sector, which delivered negative returns as property sales were hampered by rising
mortgage rates and companies cut back on office space after the pandemic.
In the real estate sector, not owning two commercial real
estate investment trusts within the Index that declined in price during the period - Realty Income Corp. (Realty Income) and
Alexandria Real Estate Equities, Inc. (Alexandria Real Estate)
- contributed to Index-relative returns. Realty Income invests in single-tenant commercial properties in the U.S., Spain, and the U.K., while Alexandria Real Estate invests in office and laboratory buildings with life sciences and technology tenants.

Annual Report — September 30, 2023
Investment Overview (unaudited) (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
5
Morgan Stanley ETF Trust
Performance data quoted represents past performance, which is no guaran-
tee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.calvert.com. Investment return and principal value will fluctu-
ate so that Fund shares, when sold or redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the selling or redemption of
Fund shares. Fund's total returns are calculated as of the last business day of the period.
* Minimum Investment.
** The Fund’s performance shown assumes that all recurring fees
(including management fees) were deducted and all dividends and distributions were reinvested.
*** Commenced Operations on January 30, 2023.
Performance Compared to the Russell Mid-Cap
®
Index
(1)
and the Calvert US Mid-Cap Core Responsible
Index
(2)
Cumulative
Total Return
for the
period Ended
September 30,
2023
Since
Inception
(3)
Calvert US Mid-Cap Core Responsible Index ETF - NAV
(4)
-4.06%
Calvert US Mid-Cap Core Responsible Index ETF - Market
Price
(4)
-4.06%
Russell Mid-Cap
®
Index -2.25%
Calvert US Mid-Cap Core Responsible Index -3.97%
(1) The Russell Midcap
®
Index is an unmanaged index of U.S. mid-cap
stocks. The Russell Midcap
®
Index is a subset of the Russell 1000
®
Index
and includes approximately 800 of the smallest securities in the Russell
1000
®
Index, which in turn consists of approximately 1,000 of the largest
U.S. securities based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2) The Calvert US Mid-Cap Core Responsible Index (the “Calvert Index”) is
composed of common stocks of mid-sized companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Mid-size companies are the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts, business development companies and approximately the 200 largest publicly traded U.S. companies. The
Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
(3) For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(4) Commenced operations on January 30, 2023.

Annual Report — September 30, 2023
Portfolio of Investments
Calvert US Mid-Cap Core Responsible Index ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.6%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc.(a) 273 $ 54,324
Curtiss-Wright Corp. 149 29,149
HEICO Corp. 155 25,099
Hexcel Corp. 327 21,301
Woodward, Inc. 234 29,077
158,950
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc. 478 41,170
Expeditors International of Washington, Inc. 573 65,683
GXO Logistics, Inc.(a) 446 26,158
133,011
Automobile Components (0.9%)
Aptiv plc(a) 974 96,027
Autoliv, Inc. 354 34,154
BorgWarner, Inc. 969 39,118
Lear Corp. 244 32,745
Visteon Corp.(a) 118 16,292
218,336
Automobiles (0.4%)
Harley-Davidson, Inc. 586 19,373
Rivian Automotive, Inc., Class  A(a) 2,674 64,925
Thor Industries, Inc. 210 19,977
104,275
Banks (2.9%)
Bank OZK 338 12,530
BOK Financial Corp. 88 7,038
Citizens Financial Group, Inc. 1,466 39,289
Columbia Banking System, Inc. 637 12,931
Comerica, Inc. 408 16,952
Commerce Bancshares, Inc. 376 18,041
Cullen/Frost Bankers, Inc. 187 17,056
East West Bancorp, Inc. 433 22,824
Fifth Third Bancorp 2,112 53,497
First Citizens BancShares, Inc., Class  A 33 45,543
First Financial Bankshares, Inc. 428 10,751
First Horizon Corp. 1,718 18,932
FNB Corp. 1,092 11,783
Home BancShares, Inc. 588 12,313
Huntington Bancshares, Inc. 4,503 46,831
KeyCorp 2,907 31,279
M&T Bank Corp. 514 64,995
New York Community Bancorp, Inc. 2,207 25,027
Old National Bancorp 903 13,130
Pinnacle Financial Partners, Inc. 235 15,754
Popular, Inc. 219 13,799
Prosperity Bancshares, Inc. 282 15,392
Regions Financial Corp. 2,916 50,155
SouthState Corp. 234 15,762
Synovus Financial Corp. 448 12,455
United Bankshares, Inc. 412 11,367
Valley National Bancorp 1,321 11,308
Webster Financial Corp. 532 21,445
Western Alliance Bancorp 336 15,446
Wintrust Financial Corp. 188 14,194
Shares Value
Zions Bancorp NA 454 $ 15,840
693,659
Beverages (0.2%)
Celsius Holdings, Inc.(a) 150 25,740
Coca-Cola Consolidated, Inc. 17 10,817
36,557
Biotechnology (2.8%)
ACADIA Pharmaceuticals, Inc.(a) 432 9,003
Alkermes plc(a) 593 16,610
Alnylam Pharmaceuticals, Inc.(a) 444 78,632
Apellis Pharmaceuticals, Inc.(a) 348 13,238
Arrowhead Pharmaceuticals, Inc.(a) 372 9,996
BioMarin Pharmaceutical, Inc.(a) 663 58,662
Blueprint Medicines Corp.(a) 214 10,747
Denali Therapeutics, Inc.(a) 387 7,984
Exact Sciences Corp.(a) 645 44,002
Exelixis, Inc.(a) 1,102 24,079
Halozyme Therapeutics, Inc.(a) 471 17,992
Horizon Therapeutics plc(a) 808 93,477
Incyte Corp.(a) 657 37,955
Ionis Pharmaceuticals, Inc.(a) 503 22,816
Neurocrine Biosciences, Inc.(a) 346 38,925
Sarepta Therapeutics, Inc.(a) 313 37,942
Seagen, Inc.(a) 483 102,468
United Therapeutics Corp.(a) 163 36,817
661,345
Broadline Retail (0.5%)
eBay, Inc. 1,733 76,408
Etsy, Inc.(a) 398 25,703
Macy's, Inc. 879 10,205
112,316
Building Products (3.0%)
A O Smith Corp. 477 31,544
AAON, Inc. 259 14,729
Advanced Drainage Systems, Inc. 265 30,165
Allegion plc 341 35,532
AZEK Co., Inc. (The), Class  A(a) 403 11,985
Carlisle Cos., Inc. 210 54,445
Carrier Global Corp. 2,669 147,329
Fortune Brands Innovations, Inc. 409 25,423
Lennox International, Inc. 124 46,431
Masco Corp. 728 38,912
Owens Corning 381 51,972
Simpson Manufacturing Co., Inc. 165 24,719
Trane Technologies plc 730 148,124
Trex Co., Inc.(a) 351 21,632
UFP Industries, Inc. 196 20,070
Zurn Elkay Water Solutions Corp. 454 12,721
715,733
Capital Markets (4.5%)
Affiliated Managers Group, Inc. 106 13,816
Ameriprise Financial, Inc. 320 105,498
Ares Management Corp., Class  A 459 47,217
Bank of New York Mellon Corp. (The) 2,426 103,469
Blue Owl Capital, Inc., Class  A 1,395 18,079
Carlyle Group, Inc. (The) 600 18,096
Cboe Global Markets, Inc. 328 51,237

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Capital Markets (cont’d)
Coinbase Global, Inc., Class  A(a) 545 $ 40,919
Evercore, Inc., Class  A 109 15,029
FactSet Research Systems, Inc. 146 63,840
Franklin Resources, Inc. 906 22,270
Hamilton Lane, Inc., Class  A 132 11,938
Houlihan Lokey, Inc., Class  A 159 17,032
Interactive Brokers Group, Inc., Class  A 317 27,440
Invesco Ltd. 1,360 19,747
Jefferies Financial Group, Inc. 618 22,637
LPL Financial Holdings, Inc. 236 56,085
MarketAxess Holdings, Inc. 141 30,123
Morningstar, Inc. 101 23,658
Nasdaq, Inc. 1,068 51,894
Northern Trust Corp. 633 43,981
Raymond James Financial, Inc. 590 59,254
SEI Investments Co. 342 20,599
State Street Corp. 990 66,290
Stifel Financial Corp. 316 19,415
T Rowe Price Group, Inc. 685 71,836
Tradeweb Markets, Inc., Class  A 356 28,551
1,069,950
Chemicals (1.9%)
Ashland, Inc. 203 16,581
Axalta Coating Systems Ltd.(a) 860 23,134
Balchem Corp. 124 15,381
Cabot Corp. 216 14,962
Celanese Corp., Class  A 422 52,970
Eastman Chemical Co. 461 35,368
Element Solutions, Inc. 863 16,923
FMC Corp. 485 32,481
Huntsman Corp. 663 16,177
International Flavors & Fragrances, Inc. 982 66,943
Livent Corp.(a) 696 12,813
Mosaic Co. (The) 1,285 45,746
PPG Industries, Inc. 792 102,802
452,281
Commercial Services & Supplies (0.7%)
Casella Waste Systems, Inc., Class  A(a) 227 17,320
Clean Harbors, Inc.(a) 202 33,807
MSA Safety, Inc. 143 22,544
Rollins, Inc. 969 36,173
Stericycle, Inc.(a) 369 16,498
Tetra Tech, Inc. 211 32,078
158,420
Communications Equipment (0.5%)
Ciena Corp.(a) 536 25,331
F5, Inc.(a) 214 34,484
Juniper Networks, Inc. 1,151 31,986
Lumentum Holdings, Inc.(a) 237 10,708
Viasat, Inc.(a) 258 4,763
107,272
Construction & Engineering (1.1%)
AECOM 553 45,921
Comfort Systems USA, Inc. 140 23,857
EMCOR Group, Inc. 188 39,553
MasTec, Inc.(a) 246 17,705
Shares Value
Quanta Services, Inc. 492 $ 92,039
Valmont Industries, Inc. 81 19,457
WillScot Mobile Mini Holdings Corp.(a) 775 32,232
270,764
Construction Materials (0.5%)
Summit Materials, Inc., Class  A(a) 835 26,002
Vulcan Materials Co. 458 92,525
118,527
Consumer Finance (0.9%)
Ally Financial, Inc. 930 24,812
Credit Acceptance Corp.(a) 20 9,202
Discover Financial Services 776 67,225
FirstCash Holdings, Inc. 117 11,745
OneMain Holdings, Inc. 373 14,954
SLM Corp. 696 9,480
SoFi Technologies, Inc.(a) 2,967 23,706
Synchrony Financial 1,297 39,649
200,773
Consumer Staples Distribution & Retail (2.0%)
Albertsons Cos., Inc., Class  A 1,469 33,420
BJ's Wholesale Club Holdings, Inc.(a) 433 30,903
Casey's General Stores, Inc. 131 35,569
Dollar Tree, Inc.(a) 719 76,538
Kroger Co. (The) 2,409 107,803
Performance Food Group Co.(a) 532 31,314
Sprouts Farmers Market, Inc.(a) 360 15,408
Sysco Corp. 1,687 111,426
U.S. Foods Holding Corp.(a) 865 34,340
476,721
Containers & Packaging (1.6%)
AptarGroup, Inc. 253 31,635
Avery Dennison Corp. 309 56,445
Ball Corp. 1,228 61,130
Berry Global Group, Inc. 459 28,417
Crown Holdings, Inc. 469 41,497
Graphic Packaging Holding Co. 1,184 26,379
Packaging Corp. of America 342 52,514
Sealed Air Corp. 558 18,336
Silgan Holdings, Inc. 329 14,183
Sonoco Products Co. 379 20,599
Westrock Co. 990 35,442
386,577
Distributors (0.6%)
Genuine Parts Co. 459 66,271
LKQ Corp. 863 42,727
Pool Corp. 123 43,800
152,798
Diversified Consumer Services (0.4%)
Bright Horizons Family Solutions, Inc.(a) 218 17,758
Duolingo, Inc., Class  A(a) 109 18,080
H&R Block, Inc. 560 24,114
Service Corp. International 560 31,998
91,950
Diversified Telecommunication Services (0.1%)
Iridium Communications, Inc. 448 20,380

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Electric Utilities (2.1%)
Alliant Energy Corp. 1,016 $ 49,225
Avangrid, Inc. 285 8,599
Constellation Energy Corp. 1,081 117,916
Evergy, Inc. 906 45,934
Eversource Energy 1,270 73,851
IDACORP, Inc. 202 18,917
NRG Energy, Inc. 895 34,475
PNM Resources, Inc. 340 15,167
Portland General Electric Co. 404 16,354
Xcel Energy, Inc. 1,874 107,230
487,668
Electrical Equipment (2.0%)
Acuity Brands, Inc. 121 20,607
AMETEK, Inc. 762 112,593
Atkore, Inc.(a) 145 21,633
EnerSys 130 12,307
Generac Holdings, Inc.(a) 239 26,041
Hubbell, Inc., Class  B 207 64,876
nVent Electric plc 629 33,331
Plug Power, Inc.(a) 1,727 13,125
Regal Rexnord Corp. 259 37,006
Rockwell Automation, Inc. 382 109,202
Sensata Technologies Holding plc 591 22,352
Sunrun, Inc.(a) 677 8,503
481,576
Electronic Equipment, Instruments & Components (3.1%)
Advanced Energy Industries, Inc. 144 14,849
Arrow Electronics, Inc.(a) 182 22,794
Avnet, Inc. 295 14,216
Badger Meter, Inc. 113 16,257
Belden, Inc. 160 15,448
CDW Corp. 464 93,617
Cognex Corp. 672 28,520
Coherent Corp.(a) 489 15,961
Corning, Inc. 2,731 83,214
Insight Enterprises, Inc.(a) 93 13,532
IPG Photonics Corp.(a) 104 10,560
Jabil, Inc. 452 57,354
Keysight Technologies, Inc.(a) 635 84,017
Littelfuse, Inc. 95 23,495
National Instruments Corp. 475 28,320
Novanta, Inc.(a) 139 19,938
TD SYNNEX Corp. 135 13,481
Teledyne Technologies, Inc.(a) 176 71,910
Trimble, Inc.(a) 961 51,759
Vishay Intertechnology, Inc. 445 11,000
Zebra Technologies Corp., Class  A(a) 184 43,522
733,764
Energy Equipment & Services (0.5%)
Baker Hughes Co., Class  A 3,347 118,216
Entertainment (2.1%)
AMC Entertainment Holdings, Inc.,
Class  A(a) 608 4,858
Atlanta Braves Holdings, Inc., Class  C(a) 210 7,503
Electronic Arts, Inc. 845 101,738
Liberty Media Corp-Liberty Formula One,
Class  A(a) 935 52,865
Shares Value
Liberty Media Corp-Liberty Live, Class  A(a) 256 $ 8,171
Live Nation Entertainment, Inc.(a) 548 45,506
Madison Square Garden Sports Corp. 62 10,931
ROBLOX Corp., Class  A(a) 1,662 48,131
Roku, Inc., Class  A(a) 445 31,413
Take-Two Interactive Software, Inc.(a) 563 79,040
Warner Bros Discovery, Inc.(a) 7,949 86,326
Warner Music Group Corp., Class  A 503 15,794
492,276
Financial Services (1.8%)
Affirm Holdings, Inc., Class  A(a) 797 16,952
Block, Inc., Class  A(a) 1,837 81,306
Equitable Holdings, Inc. 1,080 30,661
Essent Group Ltd. 321 15,180
Euronet Worldwide, Inc.(a) 168 13,336
Fidelity National Information Services, Inc. 1,996 110,319
Jack Henry & Associates, Inc. 262 39,599
MGIC Investment Corp. 885 14,771
Radian Group, Inc. 484 12,153
Shift4 Payments, Inc., Class  A(a) 198 10,963
Toast, Inc., Class  A(a) 1,310 24,536
Voya Financial, Inc. 327 21,729
Western Union Co. (The) 1,329 17,516
WEX, Inc.(a) 152 28,590
437,611
Food Products (2.0%)
Bunge Ltd. 525 56,831
Campbell Soup Co. 699 28,715
Conagra Brands, Inc. 1,689 46,312
Darling Ingredients, Inc.(a) 554 28,919
Flowers Foods, Inc. 685 15,193
Hormel Foods Corp. 1,014 38,563
Ingredion, Inc. 223 21,943
J.M. Smucker Co. (The) 352 43,264
Kellogg Co. 917 54,571
Lamb Weston Holdings, Inc. 501 46,323
Lancaster Colony Corp. 68 11,222
McCormick & Co., Inc. (Non-Voting) 938 70,950
Simply Good Foods Co. (The)(a) 316 10,908
473,714
Gas Utilities (0.4%)
National Fuel Gas Co. 352 18,273
New Jersey Resources Corp. 386 15,683
ONE Gas, Inc. 218 14,885
Southwest Gas Holdings, Inc. 281 16,975
UGI Corp. 833 19,159
84,975
Ground Transportation (1.5%)
Avis Budget Group, Inc.(a) 99 17,789
JB Hunt Transport Services, Inc. 329 62,023
Knight-Swift Transportation Holdings, Inc.,
Class  A 623 31,243
Landstar System, Inc. 148 26,187
Old Dominion Freight Line, Inc. 307 125,606
Ryder System, Inc. 185 19,786
Saia, Inc.(a) 110 43,852

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Ground Transportation (cont’d)
XPO, Inc.(a) 470 $ 35,090
361,576
Health Care Equipment & Supplies (3.9%)
Align Technology, Inc.(a) 252 76,941
Baxter International, Inc. 1,795 67,743
CONMED Corp. 109 10,993
Cooper Cos., Inc. (The) 177 56,288
DENTSPLY SIRONA, Inc. 760 25,962
Envista Holdings Corp.(a) 588 16,393
GE HealthCare Technologies, Inc. 1,366 92,943
Globus Medical, Inc., Class  A(a) 279 13,852
Haemonetics Corp.(a) 180 16,124
Hologic, Inc.(a) 866 60,100
ICU Medical, Inc.(a) 73 8,688
Inari Medical, Inc.(a) 173 11,314
Inspire Medical Systems, Inc.(a) 103 20,439
Insulet Corp.(a) 251 40,032
iRhythm Technologies, Inc.(a) 108 10,180
Lantheus Holdings, Inc.(a) 241 16,745
Masimo Corp.(a) 178 15,607
Merit Medical Systems, Inc.(a) 203 14,011
Neogen Corp.(a) 781 14,480
Novocure Ltd.(a) 346 5,588
Penumbra, Inc.(a) 132 31,932
QuidelOrtho Corp.(a) 175 12,782
ResMed, Inc. 522 77,188
Shockwave Medical, Inc.(a) 130 25,883
STERIS plc 352 77,236
Teleflex, Inc. 169 33,193
Zimmer Biomet Holdings, Inc. 743 83,380
936,017
Health Care Providers & Services (2.2%)
agilon health, Inc.(a) 1,081 19,199
AMN Healthcare Services, Inc.(a) 144 12,266
Centene Corp.(a) 1,813 124,879
Chemed Corp. 53 27,544
DaVita, Inc.(a) 193 18,244
Encompass Health Corp. 355 23,842
Ensign Group, Inc. (The) 195 18,121
HealthEquity, Inc.(a) 304 22,207
Henry Schein, Inc.(a) 466 34,601
Laboratory Corp. of America Holdings 316 63,532
Molina Healthcare, Inc.(a) 207 67,873
Option Care Health, Inc.(a) 641 20,736
Progyny, Inc.(a) 295 10,036
Quest Diagnostics, Inc. 401 48,866
R1 RCM, Inc.(a) 572 8,620
Select Medical Holdings Corp. 378 9,552
530,118
Health Care Technology (0.5%)
Doximity, Inc., Class  A(a) 450 9,549
Veeva Systems, Inc., Class  A(a) 496 100,911
110,460
Hotels, Restaurants & Leisure (2.6%)
Aramark 912 31,647
Choice Hotels International, Inc. 118 14,456
Shares Value
Darden Restaurants, Inc. 428 $ 61,298
Domino's Pizza, Inc. 123 46,591
Expedia Group, Inc.(a) 510 52,566
Hilton Grand Vacations, Inc.(a) 297 12,088
Hilton Worldwide Holdings, Inc. 845 126,902
Hyatt Hotels Corp., Class  A 174 18,458
Marriott Vacations Worldwide Corp. 129 12,981
Planet Fitness, Inc., Class  A(a) 322 15,836
Texas Roadhouse, Inc., Class  A 232 22,295
Vail Resorts, Inc. 147 32,618
Wendy's Co. (The) 600 12,246
Wingstop, Inc. 102 18,344
Wyndham Hotels & Resorts, Inc. 321 22,322
Yum! Brands, Inc. 931 116,319
616,967
Household Durables (2.1%)
D.R. Horton, Inc. 987 106,073
KB Home 313 14,486
Leggett & Platt, Inc. 427 10,850
Lennar Corp., Class  A 878 98,538
Meritage Homes Corp. 146 17,869
Mohawk Industries, Inc.(a) 171 14,673
Newell Brands, Inc. 1,344 12,136
NVR, Inc.(a) 12 71,560
PulteGroup, Inc. 840 62,202
Taylor Morrison Home Corp., Class  A(a) 418 17,811
Tempur Sealy International, Inc. 542 23,490
TopBuild Corp.(a) 126 31,702
Whirlpool Corp. 173 23,130
504,520
Household Products (0.5%)
Church & Dwight Co., Inc. 799 73,213
Clorox Co. (The) 405 53,079
126,292
Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The) 2,665 40,508
Brookfield Renewable Corp. 512 12,257
Clearway Energy, Inc., Class  C 449 9,501
Ormat Technologies, Inc. 208 14,543
76,809
Insurance (4.9%)
Allstate Corp. (The) 813 90,576
American Financial Group, Inc. 243 27,136
Arch Capital Group Ltd.(a) 1,128 89,913
Assurant, Inc. 163 23,404
Axis Capital Holdings Ltd. 242 13,642
Brown & Brown, Inc. 912 63,694
Cincinnati Financial Corp. 480 49,099
Enstar Group Ltd.(a) 41 9,922
Erie Indemnity Co., Class  A 79 23,209
Everest Group Ltd. 132 49,060
Fidelity National Financial, Inc. 803 33,164
First American Financial Corp. 376 21,240
Globe Life, Inc. 291 31,640
Hanover Insurance Group, Inc. (The) 109 12,097
Hartford Financial Services Group, Inc.
(The) 951 67,435

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Insurance (cont’d)
Kinsale Capital Group, Inc. 69 $ 28,575
Lincoln National Corp. 524 12,938
Markel Group, Inc.(a) 41 60,372
Old Republic International Corp. 822 22,145
Primerica, Inc. 112 21,729
Principal Financial Group, Inc. 751 54,125
Prudential Financial, Inc. 1,132 107,416
Reinsurance Group of America, Inc. 207 30,054
RenaissanceRe Holdings Ltd. 157 31,073
RLI Corp. 125 16,986
Ryan Specialty Holdings, Inc., Class  A(a) 301 14,568
Selective Insurance Group, Inc. 183 18,880
Unum Group 610 30,006
W. R. Berkley Corp. 630 39,999
White Mountains Insurance Group Ltd. 7 10,470
Willis Towers Watson plc 326 68,121
1,172,688
Interactive Media & Services (0.5%)
IAC, Inc.(a) 268 13,505
Pinterest, Inc., Class  A(a) 2,067 55,871
Snap, Inc., Class  A(a) 3,620 32,254
ZoomInfo Technologies, Inc., Class  A(a) 1,093 17,925
119,555
IT Services (2.8%)
Akamai Technologies, Inc.(a) 538 57,318
Amdocs Ltd. 437 36,922
Cloudflare, Inc., Class  A(a) 1,041 65,625
Cognizant Technology Solutions Corp.,
Class  A 1,677 113,600
DXC Technology Co.(a) 817 17,018
EPAM Systems, Inc.(a) 204 52,161
Gartner, Inc.(a) 268 92,087
MongoDB, Inc., Class  A(a) 239 82,661
Okta, Inc., Class  A(a) 544 44,341
Twilio, Inc., Class  A(a) 619 36,230
VeriSign, Inc.(a) 326 66,025
663,988
Leisure Products (0.3%)
Brunswick Corp. 271 21,409
Hasbro, Inc. 424 28,044
Mattel, Inc.(a) 1,139 25,092
74,545
Life Sciences Tools & Services (3.5%)
10X Genomics, Inc., Class  A(a) 333 13,736
Agilent Technologies, Inc. 981 109,695
Avantor, Inc.(a) 2,357 49,686
Bio-Rad Laboratories, Inc., Class  A(a) 74 26,525
Bio-Techne Corp. 559 38,051
Bruker Corp. 356 22,179
Charles River Laboratories International,
Inc.(a) 181 35,472
Fortrea Holdings, Inc.(a) 320 9,149
Illumina, Inc.(a) 556 76,328
IQVIA Holdings, Inc.(a) 593 116,673
Medpace Holdings, Inc.(a) 84 20,339
Mettler-Toledo International, Inc.(a) 76 84,213
PerkinElmer, Inc. 443 49,040
Shares Value
Repligen Corp.(a) 186 $ 29,576
Waters Corp.(a) 212 58,133
West Pharmaceutical Services, Inc. 252 94,553
833,348
Machinery (6.2%)
AGCO Corp. 242 28,624
Allison Transmission Holdings, Inc. 352 20,789
Chart Industries, Inc.(a) 167 28,243
CNH Industrial NV 3,644 44,092
Cummins, Inc. 472 107,833
Donaldson Co., Inc. 469 27,971
Dover Corp. 517 72,127
Esab Corp. 219 15,378
Flowserve Corp. 509 20,243
Fortive Corp. 1,222 90,624
Franklin Electric Co., Inc. 155 13,831
Graco, Inc. 658 47,955
IDEX Corp. 294 61,158
Ingersoll Rand, Inc. 1,402 89,335
ITT, Inc. 315 30,842
Lincoln Electric Holdings, Inc. 220 39,994
Middleby Corp. (The)(a) 207 26,496
Mueller Industries, Inc. 216 16,235
Nordson Corp. 199 44,411
Oshkosh Corp. 253 24,144
Otis Worldwide Corp. 1,373 110,266
PACCAR, Inc. 1,668 141,813
Pentair plc 640 41,440
Snap-on, Inc. 205 52,287
SPX Technologies, Inc.(a) 170 13,838
Stanley Black & Decker, Inc. 587 49,061
Timken Co. (The) 250 18,372
Toro Co. (The) 404 33,572
Watts Water Technologies, Inc., Class  A 105 18,146
Westinghouse Air Brake Technologies Corp. 664 70,563
Xylem, Inc. 853 77,649
1,477,332
Media (1.5%)
Cable One, Inc. 16 9,850
Interpublic Group of Cos., Inc. (The) 1,483 42,503
Liberty Broadband Corp., Class  C(a) 480 43,833
New York Times Co. (The), Class  A 611 25,173
Nexstar Media Group, Inc., Class  A 129 18,495
Omnicom Group, Inc. 751 55,934
Paramount Global, Class  B 2,263 29,193
Sirius XM Holdings, Inc. 2,561 11,576
TEGNA, Inc. 847 12,341
Trade Desk, Inc. (The), Class  A(a) 1,471 114,959
363,857
Metals & Mining (1.3%)
ATI, Inc.(a) 772 31,768
Commercial Metals Co. 659 32,561
Nucor Corp. 802 125,393
Reliance Steel & Aluminum Co. 229 60,051
Steel Dynamics, Inc. 612 65,618
315,391

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Multi-Utilities (2.3%)
Ameren Corp. 970 $ 72,585
Black Hills Corp. 262 13,255
CMS Energy Corp. 1,149 61,023
Consolidated Edison, Inc. 1,177 100,669
DTE Energy Co. 758 75,254
NiSource, Inc. 1,645 40,599
Public Service Enterprise Group, Inc. 1,710 97,316
WEC Energy Group, Inc. 1,107 89,169
549,870
Oil, Gas & Consumable Fuels (0.1%)
Denbury, Inc.(a) 344 33,715
Paper & Forest Products (0.1%)
Louisiana-Pacific Corp. 228 12,602
Passenger Airlines (0.8%)
Alaska Air Group, Inc.(a) 523 19,393
American Airlines Group, Inc.(a) 2,721 34,856
Delta Air Lines, Inc. 2,231 82,547
Southwest Airlines Co. 2,254 61,016
197,812
Personal Care Products (0.2%)
BellRing Brands, Inc.(a) 428 17,647
Coty, Inc., Class  A(a) 1,164 12,769
elf Beauty, Inc.(a) 169 18,561
48,977
Pharmaceuticals (0.6%)
Catalent, Inc.(a) 629 28,638
Elanco Animal Health, Inc.(a) 1,767 19,861
Jazz Pharmaceuticals plc(a) 219 28,347
Organon & Co. 921 15,989
Perrigo Co. plc 488 15,592
Royalty Pharma plc, Class  A 1,358 36,856
145,283
Professional Services (3.1%)
Alight, Inc., Class  A(a) 1,137 8,061
Booz Allen Hamilton Holding Corp.,
Class  A 495 54,089
Broadridge Financial Solutions, Inc. 421 75,380
Ceridian HCM Holding, Inc.(a) 538 36,503
Concentrix Corp. 154 12,337
Dun & Bradstreet Holdings, Inc. 868 8,671
Equifax, Inc. 434 79,500
ExlService Holdings, Inc.(a) 595 16,684
Exponent, Inc. 191 16,350
FTI Consulting, Inc.(a) 129 23,015
Genpact Ltd. 601 21,756
Insperity, Inc. 137 13,371
ManpowerGroup, Inc. 191 14,004
Maximus, Inc. 229 17,102
Paycom Software, Inc. 186 48,224
Paylocity Holding Corp.(a) 153 27,800
Robert Half, Inc. 400 29,312
Science Applications International Corp. 190 20,053
SS&C Technologies Holdings, Inc. 781 41,034
TransUnion 742 53,268
TriNet Group, Inc.(a) 142 16,540
Shares Value
Verisk Analytics, Inc., Class  A 481 $ 113,632
746,686
Real Estate Management & Development (1.1%)
CBRE Group, Inc., Class  A(a) 1,082 79,916
CoStar Group, Inc.(a) 1,360 104,570
Howard Hughes Holdings, Inc.(a) 135 10,008
Jones Lang LaSalle, Inc.(a) 190 26,824
Zillow Group, Inc., Class  C(a) 747 34,482
255,800
Semiconductors & Semiconductor Equipment (3.2%)
Allegro MicroSystems, Inc.(a) 266 8,496
Amkor Technology, Inc. 333 7,526
Cirrus Logic, Inc.(a) 192 14,200
Diodes, Inc.(a) 163 12,851
Enphase Energy, Inc.(a) 426 51,184
Entegris, Inc. 537 50,430
First Solar, Inc.(a) 329 53,163
Lattice Semiconductor Corp.(a) 491 42,192
MKS Instruments, Inc. 246 21,289
Monolithic Power Systems, Inc. 163 75,306
ON Semiconductor Corp.(a) 1,394 129,572
Onto Innovation, Inc.(a) 175 22,316
Power Integrations, Inc. 205 15,644
Qorvo, Inc.(a) 349 33,319
Rambus, Inc.(a) 384 21,423
Silicon Laboratories, Inc.(a) 111 12,864
Skyworks Solutions, Inc. 573 56,492
SolarEdge Technologies, Inc.(a) 181 23,441
Teradyne, Inc. 556 55,856
Universal Display Corp. 155 24,333
Wolfspeed, Inc.(a) 439 16,726
748,623
Software (5.1%)
Altair Engineering, Inc., Class  A(a) 187 11,699
ANSYS, Inc.(a) 302 89,860
Appfolio, Inc., Class  A(a) 68 12,419
AppLovin Corp., Class  A(a) 595 23,776
Aspen Technology, Inc.(a) 101 20,630
BILL Holdings, Inc.(a) 367 39,845
Box, Inc., Class  A(a) 494 11,960
Confluent, Inc., Class  A(a) 712 21,082
Datadog, Inc., Class  A(a) 937 85,351
DocuSign, Inc., Class  A(a) 722 30,324
Dolby Laboratories, Inc., Class  A 209 16,565
Dropbox, Inc., Class  A(a) 916 24,943
Dynatrace, Inc.(a) 853 39,861
Elastic NV(a) 286 23,235
Fair Isaac Corp.(a) 89 77,299
Five9, Inc.(a) 249 16,011
Gen Digital, Inc. 2,095 37,039
Guidewire Software, Inc.(a) 287 25,830
HashiCorp, Inc., Class  A(a) 318 7,260
HubSpot, Inc.(a) 168 82,740
Manhattan Associates, Inc.(a) 218 43,090
New Relic, Inc.(a) 227 19,436
Nutanix, Inc., Class  A(a) 834 29,090
PTC, Inc.(a) 423 59,931
Qualys, Inc.(a) 128 19,526

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Software (cont’d)
SentinelOne, Inc., Class  A(a) 810 $ 13,657
Smartsheet, Inc., Class  A(a) 464 18,773
Splunk, Inc.(a) 552 80,730
SPS Commerce, Inc.(a) 129 22,009
Tenable Holdings, Inc.(a) 410 18,368
Teradata Corp.(a) 353 15,892
Tyler Technologies, Inc.(a) 150 57,921
Workiva, Inc.(a) 171 17,329
Zoom Video Communications, Inc.,
Class  A(a) 802 56,092
Zscaler, Inc.(a) 307 47,766
1,217,339
Specialty Retail (2.7%)
Academy Sports & Outdoors, Inc. 246 11,628
Advance Auto Parts, Inc. 191 10,683
Asbury Automotive Group, Inc.(a) 67 15,415
AutoNation, Inc.(a) 94 14,232
Bath & Body Works, Inc. 739 24,978
Best Buy Co., Inc. 638 44,322
Burlington Stores, Inc.(a) 210 28,413
CarMax, Inc.(a) 511 36,143
Chewy, Inc., Class  A(a) 304 5,551
Dick's Sporting Goods, Inc. 195 21,173
Five Below, Inc.(a) 176 28,318
Floor & Decor Holdings, Inc., Class  A(a) 340 30,770
GameStop Corp., Class  A(a) 872 14,353
Lithia Motors, Inc., Class  A 87 25,694
Penske Automotive Group, Inc. 61 10,191
RH(a) 61 16,126
Ross Stores, Inc. 1,091 123,228
Tractor Supply Co. 354 71,880
Ulta Beauty, Inc.(a) 161 64,311
Wayfair, Inc., Class  A(a) 265 16,051
Williams-Sonoma, Inc. 205 31,857
645,317
Technology Hardware, Storage & Peripherals (1.7%)
Dell Technologies, Inc., Class  C 879 60,563
Hewlett Packard Enterprise Co. 4,636 80,527
HP, Inc. 3,051 78,411
NetApp, Inc. 750 56,910
Pure Storage, Inc., Class  A(a) 1,038 36,974
Seagate Technology Holdings plc 743 49,001
Western Digital Corp.(a) 1,134 51,744
414,130
Textiles, Apparel & Luxury Goods (0.8%)
Capri Holdings Ltd.(a) 375 19,729
Columbia Sportswear Co. 115 8,521
Crocs, Inc.(a) 195 17,205
Deckers Outdoor Corp.(a) 84 43,184
PVH Corp. 204 15,608
Ralph Lauren Corp., Class  A 129 14,976
Skechers USA, Inc., Class  A(a) 432 21,146
Tapestry, Inc. 750 21,562
VF Corp. 1,194 21,098
183,029
Shares Value
Trading Companies & Distributors (1.9%)
Air Lease Corp., Class  A 404 $ 15,922
Applied Industrial Technologies, Inc. 148 22,882
Beacon Roofing Supply, Inc.(a) 172 13,273
Core & Main, Inc., Class  A(a) 350 10,098
Fastenal Co. 1,867 102,013
GATX Corp. 136 14,801
MSC Industrial Direct Co., Inc., Class  A 149 14,624
SiteOne Landscape Supply, Inc.(a) 144 23,537
United Rentals, Inc. 230 102,251
WESCO International, Inc. 147 21,142
WW Grainger, Inc. 148 102,392
442,935
Water Utilities (0.5%)
American Water Works Co., Inc. 680 84,205
Essential Utilities, Inc. 1,061 36,424
120,629
Total Common Stocks
(Cost $24,742,066) 23,696,605
Short-Term Investment (0.3%)
Investment Company (0.3%
)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class (See Note G)
(Cost $82,252)
82,252 82,252
Total Investments (99.9%)
(Cost $24,824,318) (b) 23,778,857
Other Assets in Excess of Liabilities (0.1%) 17,557
NET ASSETS (100.0%) $23,796,414
(a) Non-income producing security.
(b) At September 30, 2023, the aggregate cost for federal income tax purposes is $24,826,553. The aggregate gross unrealized
appreciation is $1,280,3 44 and the aggregate gross unrealized depreciation is $2,328,040, resulting in net unrealized depreciation of $1,047,696.
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 88.7%
Machinery 6.2
Software 5.1
Total Investments 100.0%
* Industries and/or investment types representing less than 5% of total investments.

Annual Report — September 30, 2023
Calvert US Mid-Cap Core Responsible Index ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2023
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $24,742,066) $ 23,696,605
Investment in Security of Affiliated Issuer, at Value (Cost $82,252) 82,252
Total Investments in Securities, at Value (Cost $24,824,318) 23,778,857
Cash 75
Dividends Receivable 20,495
Total Assets
23,799,427
Liabilities:
Payable for Management Fee 3,013
Total Liabilities
3,013
Net Assets
$ 23,796,414
Net Assets Consist of:
Paid-in-Capital $ 25,322,318
Total Accumulated Loss (1,525,904)
Net Assets
$ 23,796,414
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 500,000
Net Asset Value Per Share
$ 47 .59

Annual Report — September 30, 2023
Calvert US Mid-Cap Core Responsible Index ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
January 30, 2023
^
to
September 30, 2023
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $207 of Foreign Taxes Withheld) $ 220,902
Dividends from Security of Affiliated Issuer (Note G) 2,488
Total Investment Income 223,390
Expenses:
Management Fee (Note B) 22,655
Total Expenses 22,655
Rebate from Morgan Stanley Affiliate (Note G) (72)
Net Expenses 22,583
Net Investment Income
200,807
Realized Gain (Loss):
Investments Sold (500,127)
In-kind Redemptions on Investments 386,376
Net Realized Loss (113,751)
Change in Unrealized Appreciation (Depreciation):
Investments (1,045,461)
Net Change in Unrealized Appreciation (Depreciation) (1,045,461)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
(1,159,212)
Net Decrease in Net Assets Resulting from Operations $ (958,405)
^ Commencement of Operations.

Annual Report — September 30, 2023
Calvert US Mid-Cap Core Responsible Index ETF
15
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
January 30, 2023
^
to
September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 200,807
Net Realized Loss (113,751)
Net Change in Unrealized Appreciation (Depreciation) (1,045,461)
Net Decrease in Net Assets Resulting from Operations (958,405)
Dividends and Distributions to Shareholders:
Dividends and Distributions (181,123)
Total Dividends and Distributions to Shareholders (181,123)
Capital Share Transactions:
Subscribed
(1)
20,000,000
Subscribed In-Kind 7,447,569
Redeemed In-Kind (2,511,627)
Net Increase in Net Assets Resulting from Capital Share Transactions 24,935,942
Total Increase in Net Assets 23,796,414
Net Assets:
Beginning of Period –
End of Period $ 23,796,414
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 400,000
Shares Subscribed In-Kind 150,000
Shares Redeemed In-Kind (50,000)
Shares Outstanding, End of Period Net Increase in 500,000
^ Commencement of Operations.
(1) Total consists of subscriptions for seed capital by the Adviser and other related parties of the Fund.

Annual Report — September 30, 2023
Financial Highlights
Calvert US Mid-Cap Core Responsible Index ETF
16
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$ 50 .00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
0 .44
Net Realized and Unrealized Loss ( 2 .46 )
Total from Investment Operations ( 2 .02 )
Distributions from and/or in Excess of:
—
Net Investment Income ( 0 .39 )
Net Asset Value, End of Period
$ 47 .59
Total Return
(3)
( 4 .06 ) %
(4)
Ratios to Average Net Assets and Supplemental Data:
$23,796
Net Assets, End of Period (Thousands) $ 23,796
Ratio of Expenses 0 .15%
(5) (6)
Ratio of Net Investment Income 1 .32%
(5) (6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(5) (7)
Portfolio Turnover Rate 16%
(4) (8)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

17
Annual Report — September 30, 2023
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification ("ASC") Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert
US Mid-Cap Core Responsible Index ETF (the "Fund"),
which seeks to track the performance of the Calvert US Mid-
Cap Core Responsible Index. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices if
such bid and asked prices are available on the relevant ex-
changes. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on
the valuation date with no reported bid and asked prices
available on the exchange are valued at the mean between
the current bid and asked prices obtained from one or
more reputable brokers/dealers. In cases where a securi-
ty is traded on more than one exchange, the security is
valued on the exchange designated as the primary market;
(2) all other equity portfolio securities for which over-the-
counter (“OTC”) market quotations are readily available
are valued at the latest reported sales price (or at the mar-
ket official closing price if such market reports an official closing price), and if there was no trading in the security
on a given day and if there is no official closing price
from relevant markets for that day, the security is valued
at the mean between the last reported bid and asked
prices if such bid and asked prices are available on the rel-
evant markets. An unlisted equity security that does not
trade on the valuation date and for which bid and asked
prices from the relevant markets are unavailable is valued
at the mean between the current bid and asked prices
obtained from one or more reputable brokers/dealers;
(3) fixed income securities may be valued by an outside
pricing service/vendor approved by the Trust’s Board of
Trustees (the “Trustees”). The pricing service/vendor may
employ a pricing model that takes into account, among
other things, bids, yield spreads and/or other market data
and specific security characteristics. If Morgan Stanley
Investment Management Inc. (the “Adviser”) a whol-
ly-owned subsidiary of Morgan Stanley, determines that
the price provided by the outside pricing service/vendor
or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers
may also be utilized. In these circumstances, the value
of the security will be the mean of bid and asked prices
obtained from reputable brokers/dealers; (4) when market
quotations are not readily available, as defined by Rule
2a-5 under the Act, including circumstances under which
the Adviser determines that the closing price, last sale
price or the mean between the last reported bid and asked
prices are not reflective of a security’s market value, port-
folio securities are valued at their fair value as determined in good faith under procedures established by and under
the general supervision of the Trustees; and (5) invest-
ments in mutual funds, including the Morgan Stanley
Institutional Liquidity Funds, are valued at the net asset
value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
fair value.
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
("ASC"), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 - other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 - significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2023:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions, Income and Expenses:
 Se-
curity transactions are accounted for on the trade date
(date the order to buy or sell is executed). Realized gains
and losses on the sale of investment securities are deter-
mined on the specific identified cost method. Dividend
income and other distributions are recorded on the
ex-dividend date (except for certain foreign dividends
which may be recorded as soon as the Fund is informed
of such dividends) net of applicable withholding taxes.
Non-cash dividends received in the form of stock, if any,
are recognized on the ex-dividend date and recorded as
non-cash dividend income at fair value.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Assets:
Common Stocks $ 23,697
(1)
$ — $ — $ 23,697
Short-Term Investment
Investment Company 82 — — 82
Total Assets $23,779 $— $— $23,779
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.15% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan ("Plan")
pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Funds’ Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Af-
filiates:
For the year ended September 30, 2023 purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $23,574,117 and $3,543,555,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the year ended September 30,
2023. Purchase and Sales related to In-Kind transactions were
$7,315,854 and $2,490,338 for year end.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Fund. For the year ended September 30,
2023, management fees paid were reduced by $72 relating to
the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the year ended September 30, 2023 is as
follows:
Affiliated
Investment
Company
Value
January 30,
2023
Purchases
at Cost
Proceeds
from Sales
Dividend
Income
Liquidity Fund $ – $ 518,725 $ 436,473 $ 2,488

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2023 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, due to a tax adjustment related to an in-kind redemption, resulted in the following reclassifications among the components of net assets at September 30, 2023:
At September 30, 2023, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2023, the Fund had available for fed-
eral income tax purposes unused short-term capital losses
of $500,081 that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
An investment in the Fund is based on the
values of the Fund’s investments, which may change due to
economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses
and populations and have a significant and rapid negative
impact on the performance of the Fund’s investments, adverse-
ly affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The occurrence,
Affiliated
Investment
Company (cont'd)
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
September
30, 2023
Liquidity Fund   $ – $ – $ 82,252
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$181,123 $–
Total
Accumulated Paid-In
Loss Capital
$(386,376) $386,376
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$21,873 $–

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
21
Morgan Stanley ETF Trust
duration and extent of these or other types of adverse econom-
ic and market conditions and uncertainty over the long term
cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the
associated conditions impact the Fund and its investments will also depend on other future developments, which are highly
uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund’s invest-
ments (and, in turn, the Fund’s investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.
Tracking Error Risk:
Tracking error risk refers to the risk
that the Fund’s performance may not match or correlate to
that of the index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transac-
tion costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements. Factors such as Fund expens-
es, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund invest-
ments imposed by Fund diversification and/or concentration
policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the index are not reduced by investment and other operating
expenses, including the trading costs associated with imple-
menting changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected.
Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal cir-
cumstances. The Fund may be required to deviate its invest-
ments from the securities and relative weightings of the index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.
Index Related Risk:
The Fund’s return may not track the
return of the index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund
incurs a number of operating expenses not applicable to the
index, and incurs costs in buying and selling securities, espe-
cially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, the
Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions.
In addition, when the Fund uses a representative sampling ap-
proach, the Fund may not be as well correlated with the return of the underlying index as when the Fund purchases all of the securities in the index in the proportions in which they are rep-
resented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the index may be heightened during times of
increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings (and, as a result, an investor may pay more for, or receive less than, the underlying value of the shares, respectively). Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
22
Morgan Stanley ETF Trust
trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.
J. Other:
At September 30, 2023, the Fund had record own-
ers of 10% or greater, which are related parties of the Fund. In-
vestment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners
was 80.0%.

23
Annual Report — September 30, 2023
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders and Board of Trustees of Morgan Stanley ETF Trust –
Calvert US Mid-Cap Core Responsible Index ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert US Mid-Cap Core Responsible Index ETF (the
“Fund”) (one of the funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of investments, as of
September 30, 2023, and the related statements of operations and changes in net assets and the financial highlights for the period from January 30, 2023 (commencement of operations) through September 30, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley ETF Trust) at September 30, 2023, and the results of its operations, the changes in its net assets and its financial highlights for the period from January 30, 2023 (commencement of operations) through
September 30, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 27, 2023

24
Annual Report — September 30, 2023
Federal Tax Notice (unaudited)
Morgan Stanley ETF Trust
For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2023. For corporate shareholders 100% of the dividends qualified for the dividends received deduction.
For federal income tax purposes, the following information is furnished with respect to the Fund’s earnings for its taxable year ended September 30, 2023. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $181,123 as taxable at this lower rate.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

25
Annual Report — September 30, 2023
Important Notices (unaudited)
Morgan Stanley ETF Trust
Reporting to Shareholders
The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the securi-
ty names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”),
a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custo-
dian and Distributor will not disseminate non-public information concerning the Trust. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings will be available on the Fund’s public website, www.calvert.com.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall invest-
ment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.
The Adviser has engaged Calvert to provide proxy voting services with respect to the Trust. The Adviser’s Proxy Voting Policy speci-
fies that each Fund will follow Calvert’s Proxy Voting Policies and Procedures and Global Proxy Voting Guidelines. When available, the Trust’s proxy voting record for the most recent 12-month period ending June 30, as filed with the SEC, will be available without charge on our web site at www.calvert.com. The Trust’s proxy voting record will also be available without charge on the SEC’s web site at http://www.sec.gov.
Tailored Shareholder Reports
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available on-
line, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

26
Annual Report — September 30, 2023
U.S. Customer Privacy Notice (unaudited)
April 2021
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our investment management affiliates’
everyday business purposes —
information about your
transactions, experiences, and creditworthiness
Yes Yes
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For our investment management affiliates to
market to you
Yes Yes
For our affiliates to market to you
No We don’t share
For non-affiliates to market to you
No We don’t share

Annual Report — September 30, 2023
U.S. Customer Privacy Notice (unaudited) (cont’d)
27
April 2021
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Investment Management
Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.

Annual Report — September 30, 2023
U.S. Customer Privacy Notice (unaudited) (cont’d)
28
April 2021
Morgan Stanley ETF Trust
Definitions
Investment Management Affiliates
MSIM Investment Management Affiliates include registered
investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division.
Investment Management Affiliates does not include entities
associated with Morgan Stanley Wealth Management, such as
Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include companies with a Morgan Stanley
name and financial companies such as Morgan Stanley
Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

29
Annual Report — September 30, 2023
Trustees and Officers Information (unaudited)
Morgan Stanley ETF Trust
Independent Trustees:
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Frank L. Bowman
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1944
Trustee Since
August
2006
President, Strategic Decisions, LLC (consulting) (since
February 2009); Director or Trustee of various Morgan
Stanley Funds (since August 2006); Chairperson of the
Compliance and Insurance Committee (since October
2015); formerly, Chairperson of the Insurance Sub-
Committee of the Compliance and Insurance Committee
(2007-2015); served as President and Chief Executive
Officer of the Nuclear Energy Institute (policy organization)
(February 2005-November 2008); retired as Admiral,
U.S. Navy after serving over 38 years on active duty
including 8 years as Director of the Naval Nuclear
Propulsion Program in the Department of the Navy and
the U.S. Department of Energy (1996-2004); served as
Chief of Naval Personnel (July 1994-September 1996)
and on the Joint Staff as Director of Political Military
Affairs (June 1992-July 1994); knighted as Honorary
Knight Commander of the Most Excellent Order of the
British Empire; awarded the Officier de l’Orde National du
Mérite by the French Government; elected to the National
Academy of Engineering (2009).
86 Director of Naval and
Nuclear Technologies
LLP; Director Emeritus
of the Armed Services
YMCA; Member of
the National Security
Advisory Council of
the Center for U.S.
Global Engagement
and a member of the
CNA Military Advisory
Board; Chairman
of Fairhaven United
Methodist Church;
Member of the Board
of Advisors of the
Dolphin Scholarship
Foundation; Director of
other various nonprofit
organizations;
formerly, Director of
BP, plc (November
2010- May 2019).
Frances. L Cashman
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1961
Trustee Since February
2022
Director or Trustee of various Morgan Stanley Funds
(since February 2022); Chief Executive Officer, Asset
Management Division, Euromoney Institutional Investor
PLC (financial information) (May 2021-Present); Executive
Vice President and various other roles, Legg Mason & Co.
(asset management) (2010-2020); Managing Director,
Stifel Nicolaus (2005-2010).
87 Trustee and
Investment Committee
Member, Georgia
Tech Foundation
(Since June 2019);
Trustee and Chair of
Marketing Committee,
Loyola Blakefield
(Since September
2017); Trustee, MMI
Gateway Foundation
(since September
2017); Director and
Investment Committee
Member, Catholic
Community
Foundation Board
(2012–2018); Director
and Investment
Committee Member,
St. Ignatius Loyola
Academy (2011-
2017).
Kathleen A. Dennis
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1953
Trustee Since
August
2006
Chairperson of the Governance Committee (since January
2021), Chairperson of the Liquidity and Alternatives Sub-
Committee of the Investment Committee (2006-2020) and
Director or Trustee of various Morgan Stanley Funds (since
August 2006); President, Cedarwood Associates (mutual
fund and investment management consulting) (since July
2006); formerly, Senior Managing Director of Victory
Capital Management (1993-2006).
86 Board Member,
University of
Albany Foundation
(2012-present); Board
Member, Mutual
Funds Directors
Forum (2014-present);
Director of
various non-profit
organizations.

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)
30
Morgan Stanley ETF Trust
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Nancy C. Everett
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1955
Trustee Since
January
2015
Chairperson of the Equity Investment Committee (since
January 2021); Director or Trustee of various Morgan
Stanley Funds (since January 2015); Chief Executive
Officer, Virginia Commonwealth University Investment
Company (since November 2015); Owner, OBIR, LLC
(institutional investment management consulting) (since
June 2014); formerly, Managing Director, BlackRock, Inc.
(February 2011-December 2013) and Chief Executive
Officer, General Motors Asset Management (a/k/a
Promark Global Advisors, Inc.) (June 2005-May 2010).
87 Formerly, Member
of Virginia
Commonwealth
University School of
Business Foundation
(2005-2016);
Member of Virginia
Commonwealth
University Board of
Visitors (2013-2015);
Member of Committee
on Directors for
Emerging Markets
Growth Fund, Inc.
(2007-2010);
Chairperson of
Performance Equity
Management, LLC
(2006-2010); and
Chairperson, GMAM
Absolute Return
Strategies Fund, LLC
(2006-2010).
Eddie A. Grier
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1955
Trustee Since
February
2022
Director or Trustee of various Morgan Stanley Funds
(since February 2022); Dean Santa Clara University
Leavey School of Business (since April 2021); Dean,
Virginia Commonwealth University School of Business
(2010-2021); President and various other roles, Walt
Disney Company (entertainment and media) (1981-2010).
87 Director, Witt/Kieffer,
Inc.
(executive search)
(since 2016); Director,
NuStar GP, LLC
(energy) (since August
2021); Director,
Sonida Senior Living,
Inc. (residential
community operator)
(2016-2021); Director,
NVR, Inc.
(home building)
(2013-2020); Director,
Middleburg Trust
Company (wealth
management) (2014-
2019); Director,
Colonial Williamsburg
Company (since2012);
Regent, University of
Massachusetts
Global (since
2021); Director
and Chair, Child
Fund International
(2012-2021); Trustee,
Brandman University
(2010-2021); Director,
Richmond Forum
(2012-2019).

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)
31
Morgan Stanley ETF Trust
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Jakki L. Hassler
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1957
Trustee Since
January
2015
Director or Trustee of various Morgan Stanley Funds
(since January 2015); Chairperson of the Audit Committee
(since January 2023) Chairman, Opus Capital Group (since
1996); formerly, Chief Executive Officer, Opus Capital
Group (1996-2019); Director, Capvest Venture Fund, LP
(May 2000-December 2011); Partner, Adena Ventures, LP
(July 1999 December 2010); Director, The Victory Funds
(February 2005- July 2008).
87 Director of Cincinnati
Bell Inc. and Member,
Audit Committee and
Chairman, Governance
and Nominating
Committee; Director
of Service Corporation
International and
Member, Audit
Committee and
Investment
Committee; Director,
Barnes Group Inc.
(since July 2021);
Director of Northern
Kentucky University
Foundation and
Member, Investment
Committee; Member
of Chase College of
Law Transactional
Law Practice Center
Board of Advisors;
Director of Best
Transport; Director
of Chase College of
Law Board of Visitors;
formerly, Member,
University of Cincinnati
Foundation Investment
Committee.
Dr. Manuel H. Johnson
c/o Johnson Smick
International, Inc.
2201 I Street, NE Suite 200
Washington, D.C. 20002
Birth Year: 1949
Trustee Since July
1991
Senior Partner, Johnson Smick International, Inc.
(consulting firm); Chairperson of the Fixed Income,
Liquidity and Alternatives Investment Committee (since
January 2021), Chairperson of the Investment Committee
(2006-2020) and Director or Trustee of various Morgan
Stanley Funds (since July 1991); Co-Chairman and a
founder of the Group of Seven Council (G7C) (international
economic commission); formerly, Chairperson of the Audit
Committee (July 1991- September 2006); Vice Chairman
of the Board of Governors of the Federal Reserve System
and Assistant Secretary of the U.S. Treasury.
86 Director of NVR, Inc.
(home construction).
Joseph J. Kearns
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1942
Trustee Since August
1994
Senior Adviser, Kearns & Associates LLC (investment
consulting); Director or Trustee of various Morgan Stanley
Funds (August 1994 December 2022); formerly, Deputy
Chairperson of the Audit Committee (July 2003-September
2006) and Chairperson of the Audit Committee of various
Morgan Stanley Funds (since August 1994); CFO of the J.
Paul Getty Trust (1982-1999).
87 Director, Rubicon
Investments (since
February 2019); Prior
to August
2016, Director
of Electro Rent
Corporation
(equipment leasing).
Prior to December 31,
2013, Director of The
Ford Family
Foundation.

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)
32
Morgan Stanley ETF Trust
* This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes (as of December 31, 2022) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanly Investment Management Inc.
(the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).
*** This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Michael F. Klein
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1958
Trustee Since August
2006
Chairperson of the Risk Committee (since January 2021);
Managing Director, Aetos Alternatives Management, LP
(since March 2000); Co-President, Aetos Alternatives
Management, LP (since January 2004) and Co-Chief
Executive Officer of Aetos Alternatives Management, LP
(since August 2013); Chairperson of the Fixed Income
Sub-Committee of the Investment Committee (2006-
2020) and Director or Trustee of various Morgan Stanley
Funds (since August 2006); formerly, Managing Director,
Morgan Stanley & Co. Inc. and Morgan Stanley Dean
Witter Investment Management and President, various
Morgan Stanley Funds (June 1998-March 2000); Principal,
Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter
Investment Management (August 1997-December 1999).
86 Director of certain
investment funds
managed or
sponsored by Aetos
Alternatives
Management, LP;
Director of Sanitized
AG and Sanitized
Marketing AG
(specialty chemicals).
Patricia A. Maleski
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1960
Trustee Since
January
2017
Director or Trustee of various Morgan Stanley Funds
(since January 2017); Managing Director, JPMorgan Asset
Management (2004-2016); Oversight and Control Head of
Fiduciary and Conflicts of Interest Program (2015-2016);
Chief Control Officer—Global Asset Management (2013-
2015); President, JPMorgan Funds (2010- 2013); Chief
Administrative Officer (2004-2013); various other positions
including Treasurer and Board Liaison (since 2001).
87 Trustee, Nutley Family
Service
Bureau, Inc. (since
January 2022).
W. Allen Reed
c/o Perkins Coie LLP Counsel to
the Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1947
Chair of the Board
and
Trustee
Chair of the
Board since
August 2020
and Director
since August
2006
Chair of the Boards of various Morgan Stanley Funds
(since August 2020); Director or Trustee of various
Morgan Stanley Funds (since August 2006); formerly,
Vice Chair of the Boards of various Morgan Stanley
Funds (January 2020-August 2020); President and Chief
Executive Officer of General Motors Asset Management;
Chairman and Chief Executive Officer of the GM Trust
Bank and Corporate Vice President of General Motors
Corporation (August 1994-December 2005).
86 Formerly, Director
of Legg Mason,
Inc. (2006-2019);
and Director of the
Auburn University
Foundation (2010-
2015).

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)
33
Morgan Stanley ETF Trust
Executive Officers:
The Fund’s statement of additional information incudes further information about the Fund’s Trustees and Officers, and is available without charge by visiting www.calvert.com or upon request by calling 1 (800) 836-2414.
*This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves an indefinite term, until his or her successor is elected.
Name, Address and Birth Year of Executive Officer
Position(s) Held
with Registrant
Length of Time
Served* Principal Occupation(s) During Past 5 Years
John H. Gernon
522 Fifth Avenue
New York, NY 10036
Birth Year: 1963
President
and Principal
Executive Officer
Since September
2013
President and Principal Executive Officer of the Equity and Fixed Income Funds and the
Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the
Adviser.
Deidre A. Downes
1633 Broadway
New York, NY 10019
Birth Year: 1977
Chief Compliance
Officer
Since November
2021
Executive Director of the Adviser (since January 2021) and Chief Compliance Officer of various Morgan Stanley Funds (since November 2021). Formerly, Vice President and
Corporate Counsel at PGIM and Prudential Financial (October 2016-December 2020).
Francis J. Smith
522 Fifth Avenue
New York, NY 10036
Birth Year: 1965
Treasurer and
Principal Financial
Officer
Treasurer since
July 2003 and
Principal Financial
Officer since
September 2002
Managing Director of the Adviser and various entities affiliated with the Adviser;
Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley
Funds (since September 2002).
Mary E. Mullin
1633 Broadway
New York, NY 10019
Birth Year: 1967
Secretary Since
June
1999
Managing Director of the Adviser; Secretary of various Morgan Stanley Funds (since
June 1999).
Michael J. Key
522 Fifth Avenue
New York, NY 10036
Birth Year: 1979
Vice President Since
June
2017
Vice President of the Equity and Fixed Income Funds, Liquidity Funds, various money market funds and the Morgan Stanley AIP Funds in the Fund Complex (since June
2017); Executive Director of the Adviser; Head of Product Development for Equity and
Fixed Income Funds (since August 2013).
Anthony R. Rochte
522 Fifth Avenue
New York, NY 10036
Birth Year: 1968
Vice President,
Morgan Stanley
ETF Trust
Since September
2022
Managing Director and Global Head of Exchange-Traded Funds at Morgan
Stanley Investment Management (since March 2022); Co-Head of
Goldman Sachs Private Bank Select (January 2020 – March 2022); Head of
Fidelity Institutional Investments & Technology Solutions (August 2017 –
January 2020).

34
Morgan Stanley ETF Trust
Annual Report — September 30, 2023
Adviser
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Perkins Coie LLP
1155 Avenue of the Americas
22nd Floor
New York, New York 10036
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ETFCALUSMIDCAPCRIANN
6057818 EXP 11.30.24
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert US Select Equity
ETF
NYSE Arca: CVSE
Annual Report
September 30, 2023

Morgan Stanley ETF Trust
Annual Report — September 30, 2023
Table of Contents (unaudited)
1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest.
Additionally, you can access Fund information including performance, characteristics and investment team commentary, through Morgan Stanley
Investment Management’s website: www.calvert.com.
Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future. There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.
Please see the prospectus for more complete information on investment risks.
Shareholders’ Letter
........................................................................................
2
Expense Example
...........................................................................................
3
Investment Overview
........................................................................................
4
Portfolio of Investments
.....................................................................................
6
Statement of Assets and Liabilities
..........................................................................
9
Statement of Operations
....................................................................................
10
Statement of Changes in Net Assets
........................................................................
11
Financial Highlights
.........................................................................................
12
Notes to Financial Statements
...............................................................................
13
Report of Independent Registered Public Accounting Firm
....................................................
18
Federal Tax Notice
..........................................................................................
19
Important Notices
..........................................................................................
20
U.S. Customer Privacy Notice
...............................................................................
21
Trustees and Officers Information
...........................................................................
24

2
Annual Report — September 30, 2023
Shareholders’ Letter (unaudited)
Morgan Stanley ETF Trust
Dear Shareholders,
We are pleased to provide this Annual Report, in which you will learn how your investment in Calvert US Select Equity ETF (the
“Fund”) performed during the period beginning January 30, 2023 (when the Fund commenced operations) and ended September
30, 2023.
Morgan Stanley Investment Management, the Fund's investment adviser, is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving chal-
lenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.
As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.
Sincerely,
John H. Gernon
President and Principal Executive Officer
October 2023

3
Annual Report — September 30, 2023
Expense Example (unaudited)
Calvert US Select Equity ETF
Morgan Stanley ETF Trust
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include man-
agement fees, and distribution and shareholder services fees. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
This example is based on an investment of $1,000 invested at the beginning of the six-month period ended September 30,
2023 and held for the entire six-month period.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
(
4/1/23
)
Actual Ending
Account
Value
(9/30/23)
Hypothetical
Ending Account
Value
Actual
Expenses
Paid
During
Period
*
Hypothetical
Expenses Paid
During Period
*
Net
Expense
Ratio
During
Period
**
Calvert US Select Equity ETF
$1,000.00 $1,016.60 $1,023.61 $1.47 $1.47 0.29%
* Expenses are calculated using the Fund’s annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 183/365 (to reflect the most recent one-half year period).
** Annualized.

4
Annual Report — September 30, 2023
Investment Overview (unaudited)
Calvert US Select Equity ETF
Morgan Stanley ETF Trust
Economic and Market Conditions
For U.S. equity investors, the 8-month period ended
September 30, 2023, was a roller-coaster ride, driven largely by shifting perceptions of whether the U.S. Federal Reserve
(the Fed) could bring the world’s largest economy in for a soft landing, and changing expectations of how long interest rates might remain high.
As the period opened, U.S. stocks were in the midst of a
rally that lasted through July 2023. The initial tailwind was
ChatGPT, an artificial intelligence (AI) application that led investors to perceive AI might become the next big innovation to drive the information technology (IT) sector. As a result,
IT - one of the worst-performing sectors in 2022 - became the standout sector during the first half of 2023. Earlier recession fears that had weighed on stock prices receded as many inves-
tors came around to the view that the U.S. economy was doing surprisingly well.
But in the final two months of the period, the bond market
halted the stock market’s momentum. As it became clear the
Fed would keep interest rates higher for longer than investors had anticipated just a few months earlier, longer term bond
rates rose. Given the potential for relatively attractive returns with lower risk than stocks, many investors shifted from equity assets to bonds, and stock prices ended on a down note as the period came to a close.
For the period as a whole, however, the August-September
stock market retreat did not totally erase previous gains, and the Russell 1000® Index, a measure of U.S. large-cap stocks, returned a respectable 7.55%.
Fund Performance
For the 8-month period from inception on January 30, 2023,
through September 30, 2023, Calvert US Select Equity ETF
(the Fund) returned 3.00% for shares based on net asset value
(NAV) and reinvestment of distributions per share, net of fees.
The Fund underperformed its benchmark, the Russell 1000®
Index (the Index), which returned 7.55%.
Security selections in the Fund detracted most from returns rel-
ative to the Index during the period. Selections in the consum-
er discretionary, financials, and communication services sectors particularly weighed on relative performance.
Although sector allocations overall were beneficial, overweight exposures to the financials and real estate sectors - among the worst-performing sectors within the Index during the period -
also detracted from relative returns during the period.
Within the Fund’s sector allocations, an overweight exposure to the information technology (IT) sector - the strongest perform-
ing sector within the Index during the period - was especially beneficial. While security selections overall detracted, selections in the industrials and IT sectors also contributed to relative returns during the period.

Annual Report — September 30, 2023
Investment Overview (unaudited) (cont’d)
Calvert US Select Equity ETF
5
Morgan Stanley ETF Trust
Performance data quoted represents past performance, which is no guaran-
tee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.calvert.com. Investment return and principal value will fluctu-
ate so that Fund shares, when sold or redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the selling or redemption of
Fund shares. Fund's total returns are calculated as of the last business day of the period.
* Minimum Investment.
** The Fund’s performance shown assumes that all recurring fees
(including management fees) were deducted and all dividends and distributions were reinvested.
*** Commenced Operations on January 30, 2023.
Performance Compared to the Russell 1000
®
Index
(1)
Cumulative
Total Return
for the
period Ended
September 30,
2023
Since
Inception
(2)
Calvert US Select Equity ETF - NAV
(3)
3.00%
Calvert US Select Equity ETF - Market Price
(3)
2.98%
Russell 1000
®
Index 7.55%
(1) The Russell 1000
®
Index is an unmanaged index of 1,000 U.S. large-
cap stocks. The Russell 1000
®
Index is an index of approximately
1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2) For comparative purposes, average annual since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Index.
(3) Commenced operations on January 30, 2023.

Annual Report — September 30, 2023
Portfolio of Investments
Calvert US Select Equity ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.8%)
Air Freight & Logistics (0.3%)
Expeditors International of Washington, Inc. 545 $ 62,473
Automobiles (0.8%)
General Motors Co. 5,367 176,950
Banks (2.1%)
Citizens Financial Group, Inc. 901 24,147
Fifth Third Bancorp 2,189 55,447
Huntington Bancshares, Inc. 5,268 54,787
KeyCorp 869 9,350
PNC Financial Services Group, Inc. (The) 523 64,209
Regions Financial Corp. 2,124 36,533
Truist Financial Corp. 5,874 168,055
Webster Financial Corp. 1,435 57,845
470,373
Biotechnology (2.8%)
Alnylam Pharmaceuticals, Inc.(a) 464 82,174
Amgen, Inc. 1,001 269,029
Exact Sciences Corp.(a) 561 38,271
Gilead Sciences, Inc. 2,006 150,330
Moderna , Inc.(a) 63 6,507
Regeneron Pharmaceuticals, Inc.(a) 39 32,096
Vertex Pharmaceuticals, Inc.(a) 122 42,424
620,831
Broadline Retail (0.5%)
eBay, Inc. 1,059 46,692
Etsy, Inc.(a) 490 31,644
Macy's, Inc. 3,092 35,898
114,234
Building Products (0.7%)
Owens Corning 216 29,464
Trane Technologies plc 614 124,587
154,051
Capital Markets (4.7%)
Charles Schwab Corp. (The) 2,311 126,874
FactSet Research Systems, Inc. 137 59,905
Franklin Resources, Inc. 537 13,199
Intercontinental Exchange, Inc. 1,603 176,362
LPL Financial Holdings, Inc. 119 28,280
Morningstar, Inc. 266 62,308
MSCI, Inc., Class  A 48 24,628
Nasdaq, Inc. 1,523 74,003
S&P Global, Inc. 930 339,831
State Street Corp. 1,260 84,370
T Rowe Price Group, Inc. 391 41,004
1,030,764
Chemicals (2.8%)
Ecolab, Inc. 829 140,433
FMC Corp. 1,446 96,839
Linde plc 419 156,015
Mosaic Co. (The) 2,764 98,398
Sherwin-Williams Co. (The) 467 119,108
610,793
Commercial Services & Supplies (0.5%)
Cintas Corp. 63 30,304
MSA Safety, Inc. 384 60,538
Shares Value
Tetra Tech, Inc. 114 $ 17,331
108,173
Communications Equipment (1.4%)
Ciena Corp.(a) 227 10,728
Cisco Systems, Inc. 4,498 241,812
Lumentum Holdings, Inc.(a) 177 7,997
Motorola Solutions, Inc. 140 38,114
298,651
Consumer Finance (1.5%)
Ally Financial, Inc. 1,169 31,189
American Express Co. 796 118,755
Capital One Financial Corp. 683 66,285
Discover Financial Services 938 81,259
Synchrony Financial 1,343 41,056
338,544
Consumer Staples Distribution & Retail (0.6%)
Target Corp. 1,097 121,295
Containers & Packaging (0.4%)
Ball Corp. 1,913 95,229
Distributors (0.1%)
Genuine Parts Co. 212 30,609
Diversified Consumer Services (0.4%)
Bright Horizons Family Solutions, Inc.(a) 660 53,763
Service Corp. International 648 37,027
90,790
Diversified Telecommunication Services (1.0%)
Verizon Communications, Inc. 6,554 212,415
Electric Utilities (1.1%)
Eversource Energy 3,091 179,742
NextEra Energy, Inc. 1,056 60,498
240,240
Electrical Equipment (2.6%)
Eaton Corp. plc 1,783 380,278
Emerson Electric Co. 1,073 103,620
Rockwell Automation, Inc. 322 92,050
575,948
Entertainment (2.1%)
Electronic Arts, Inc. 184 22,154
Netflix, Inc.(a) 447 168,787
Walt Disney Co. (The)(a) 3,383 274,192
465,133
Financial Services (3.5%)
Fidelity National Information Services, Inc. 527 29,127
Mastercard , Inc., Class  A 876 346,817
MGIC Investment Corp. 1,108 18,493
PayPal Holdings, Inc.(a) 852 49,808
Rocket Cos., Inc., Class  A(a) 1,302 10,650
Visa, Inc., Class  A 1,389 319,484
774,379
Food Products (2.6%)
Darling Ingredients, Inc.(a) 1,322 69,009
General Mills, Inc. 4,184 267,734
J.M. Smucker Co. (The) 1,076 132,251

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert US Select Equity ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Food Products (cont’d)
McCormick & Co., Inc. (Non-Voting) 1,341 $ 101,433
570,427
Ground Transportation (0.1%)
Knight-Swift Transportation Holdings, Inc.,
Class  A 335 16,800
Health Care Equipment & Supplies (2.2%)
Boston Scientific Corp.(a) 822 43,401
Edwards Lifesciences Corp.(a) 1,312 90,895
Hologic , Inc.(a) 1,077 74,744
IDEXX Laboratories, Inc.(a) 210 91,827
ResMed , Inc. 487 72,013
STERIS plc 488 107,077
479,957
Health Care Providers & Services (1.4%)
DaVita, Inc.(a) 211 19,946
Humana, Inc. 472 229,637
Laboratory Corp. of America Holdings 274 55,088
Quest Diagnostics, Inc. 101 12,308
316,979
Health Care REITs (0.1%)
Ventas, Inc. 637 26,837
Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. 815 13,097
Hotels, Restaurants & Leisure (0.9%)
Darden Restaurants, Inc. 535 76,623
Planet Fitness, Inc., Class  A(a) 271 13,328
Vail Resorts, Inc. 462 102,513
192,464
Household Products (0.4%)
Church & Dwight Co., Inc. 281 25,748
Clorox Co. (The) 536 70,248
95,996
Industrial REITs (0.8%)
Prologis, Inc. 1,629 182,790
Insurance (4.1%)
Allstate Corp. (The) 188 20,945
Hartford Financial Services Group, Inc.
(The) 550 39,001
MetLife, Inc. 4,470 281,208
Primerica, Inc. 243 47,144
Progressive Corp. (The) 1,663 231,656
Prudential Financial, Inc. 1,449 137,496
Travelers Cos., Inc. (The) 837 136,690
894,140
IT Services (2.7%)
Accenture plc, Class  A 1,436 441,010
Akamai Technologies, Inc.(a) 461 49,115
Okta , Inc., Class  A(a) 462 37,658
Snowflake, Inc., Class  A(a) 125 19,096
Twilio , Inc., Class  A(a) 282 16,505
VeriSign, Inc.(a) 122 24,709
588,093
Leisure Products (0.5%)
Hasbro, Inc. 1,074 71,034
Shares Value
Mattel, Inc.(a) 1,301 $ 28,661
99,695
Life Sciences Tools & Services (1.6%)
Agilent Technologies, Inc. 833 93,146
Danaher Corp. 439 108,916
Fortrea Holdings, Inc.(a) 274 7,834
Waters Corp.(a) 170 46,616
West Pharmaceutical Services, Inc. 230 86,298
342,810
Machinery (4.1%)
Caterpillar, Inc. 721 196,833
Cummins, Inc. 776 177,285
Deere & Co. 395 149,065
Illinois Tool Works, Inc. 737 169,738
Parker-Hannifin Corp. 249 96,991
Pentair plc 712 46,102
Stanley Black & Decker, Inc. 319 26,662
Xylem, Inc. 336 30,586
893,262
Media (0.8%)
Interpublic Group of Cos., Inc. (The) 2,575 73,800
Omnicom Group, Inc. 1,473 109,709
183,509
Metals & Mining (0.9%)
Nucor Corp. 1,244 194,499
Multi-Utilities (0.6%)
Consolidated Edison, Inc. 729 62,352
Sempra 1,078 73,336
135,688
Office REITs (0.0%)(b)
Boston Properties, Inc. 172 10,231
Personal Care Products (0.7%)
Estee Lauder Cos., Inc. (The), Class  A 996 143,972
Pharmaceuticals (5.3%)
Bristol-Myers Squibb Co. 2,459 142,720
Eli Lilly & Co. 707 379,751
Merck & Co., Inc. 5,246 540,076
Pfizer, Inc. 3,009 99,809
1,162,356
Professional Services (1.7%)
Automatic Data Processing, Inc. 484 116,441
FTI Consulting, Inc.(a) 288 51,382
Genpact Ltd. 718 25,992
ManpowerGroup , Inc. 370 27,128
Paylocity Holding Corp.(a) 59 10,720
Robert Half, Inc. 174 12,751
Verisk Analytics, Inc., Class  A 518 122,372
366,786
Real Estate Management & Development (0.4%)
CBRE Group, Inc., Class  A(a) 168 12,409
Howard Hughes Holdings, Inc.(a) 279 20,682
Jones Lang LaSalle, Inc.(a) 451 63,672
96,763

Annual Report — September 30, 2023
Portfolio of Investments (cont’d)
Calvert US Select Equity ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Residential REITs (0.2%)
Equity Residential 731 $ 42,917
Retail REITs (0.4%)
Brixmor Property Group, Inc. 606 12,593
Kimco Realty Corp. 882 15,514
Simon Property Group, Inc. 607 65,574
93,681
Semiconductors & Semiconductor Equipment (6.8%)
Advanced Micro Devices, Inc.(a) 1,364 140,247
Applied Materials, Inc. 843 116,713
First Solar, Inc.(a) 154 24,885
Intel Corp. 3,840 136,512
KLA Corp. 121 55,498
Lam Research Corp. 110 68,945
Micron Technology, Inc. 1,040 70,751
NVIDIA Corp. 1,707 742,528
ON Semiconductor Corp.(a) 234 21,750
Texas Instruments, Inc. 693 110,194
1,488,023
Software (13.8%)
Adobe, Inc.(a) 376 191,722
Atlassian Corp., Class  A(a) 151 30,428
Autodesk, Inc.(a) 351 72,625
Cadence Design Systems, Inc.(a) 421 98,640
Gen Digital, Inc. 1,663 29,402
HubSpot , Inc.(a) 134 65,995
Intuit, Inc. 536 273,864
Microsoft Corp. 5,353 1,690,210
Salesforce, Inc.(a) 934 189,397
ServiceNow , Inc.(a) 319 178,308
Splunk , Inc.(a) 339 49,579
Synopsys, Inc.(a) 122 55,994
VMware, Inc., Class  A(a) 231 38,457
Workday, Inc., Class  A(a) 306 65,744
3,030,365
Specialized REITs (1.3%)
American Tower Corp. 968 159,188
Equinix , Inc. 25 18,156
Extra Space Storage, Inc. 71 8,632
Iron Mountain, Inc. 1,811 107,664
293,640
Specialty Retail (3.9%)
Best Buy Co., Inc. 784 54,465
Dick's Sporting Goods, Inc. 88 9,555
Gap, Inc. (The) 1,521 16,168
Home Depot, Inc. (The) 974 294,304
Lowe's Cos., Inc. 829 172,300
O'Reilly Automotive, Inc.(a) 48 43,625
TJX Cos., Inc. (The) 924 82,125
Tractor Supply Co. 303 61,524
Ulta Beauty, Inc.(a) 260 103,857
Williams-Sonoma, Inc. 98 15,229
853,152
Technology Hardware, Storage & Peripherals (8.4%)
Apple, Inc. 9,503 1,627,008
Dell Technologies, Inc., Class  C 301 20,739
Hewlett Packard Enterprise Co. 7,643 132,759
Shares Value
HP, Inc. 2,437 $ 62,631
1,843,137
Textiles, Apparel & Luxury Goods (1.3%)
Capri Holdings Ltd.(a) 495 26,042
Lululemon Athletica , Inc.(a) 326 125,709
NIKE, Inc., Class  B 986 94,281
Ralph Lauren Corp., Class  A 117 13,582
Tapestry, Inc. 777 22,339
281,953
Trading Companies & Distributors (0.5%)
United Rentals, Inc. 239 106,252
Water Utilities (1.3%)
American Water Works Co., Inc. 2,215 274,283
Total Common Stocks
(Cost $21,511,374) 21,906,429
Short-Term Investment (0.1%)
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class (See Note G)
(Cost $29,012)
29,012 29,012
Total Investments (99.9%)
(Cost $21,540,386) (c) 21,935,441
Other Assets in Excess of Liabilities (0.1%) 14,396
NET ASSETS (100.0%) $21,949,837
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) At September 30, 2023, the aggregate cost for federal income tax purposes is $21,540,386. The aggregate gross unrealized
appreciation is $2,119,90 3 and the aggregate gross unrealized depreciation is $1,724,864, resulting in net unrealized appreciation of $395,039.
REIT Real Estate Investment Trust
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 65.7%
Software 13.8
Technology Hardware, Storage & Peripherals 8.4
Semiconductors & Semiconductor Equipment 6.8
Pharmaceuticals 5.3
Total Investments 100.0%
*
Industries and/or investment types representing less than 5% of total investments.

Annual Report — September 30, 2023
Calvert US Select Equity ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
September 30, 2023
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $21,511,374) $ 21,906,429
Investment in Security of Affiliated Issuer, at Value (Cost $29,012) 29,012
Total Investments in Securities, at Value (Cost $21,540,386) 21,935,441
Dividends Receivable 19,827
Total Assets
21,955,268
Liabilities:
Payable for Management Fee 5,431
Total Liabilities
5,431
Net Assets
$ 21,949,837
Net Assets Consist of:
Paid-in-Capital $ 21,833,025
Total Distributable Earnings 116,812
Net Assets
$ 21,949,837
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 430,000
Net Asset Value Per Share
$ 51 .05

Annual Report — September 30, 2023
Calvert US Select Equity ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
January 30, 2023
^
to
September 30, 2023
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $42 of Foreign Taxes Withheld) $ 257,947
Dividends from Security of Affiliated Issuer (Note G) 1,706
Total Investment Income 259,653
Expenses:
Management Fee (Note B) 43,102
Total Expenses 43,102
Rebate from Morgan Stanley Affiliate (Note G) (49)
Net Expenses 43,053
Net Investment Income
216,600
Realized Gain (Loss):
Investments Sold (297,876)
In-kind Redemptions on Investments 330,001
Net Realized Gain 32,125
Change in Unrealized Appreciation (Depreciation):
Investments 395,055
Net Change in Unrealized Appreciation (Depreciation) 395,055
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
427,180
Net Increase in Net Assets Resulting from Operations $ 643,780
^ Commencement of Operations.

Annual Report — September 30, 2023
Calvert US Select Equity ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
January 30, 2023
^
to
September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 216,600
Net Realized Gain 32,125
Net Change in Unrealized Appreciation (Depreciation) 395,055
Net Increase in Net Assets Resulting from Operations 643,780
Dividends and Distributions to Shareholders:
Dividends and Distributions (196,967)
Total Dividends and Distributions to Shareholders (196,967)
Capital Share Transactions:
Subscribed
(1)
20,000,000
Subscribed In-Kind 3,042,264
Redeemed In-Kind (1,539,240)
Net Increase in Net Assets Resulting from Capital Share Transactions 21,503,024
Total Increase in Net Assets 21,949,837
Net Assets:
Beginning of Period –
End of Period $ 21,949,837
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 400,000
Shares Subscribed In-Kind 60,000
Shares Redeemed In-Kind (30,000)
Shares Outstanding, End of Period Net Increase in 430,000
^ Commencement of Operations.
(1) Total consists of subscriptions for seed capital by the Adviser and other related parties of the Fund.

Annual Report — September 30, 2023
Financial Highlights
Calvert US Select Equity ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$ 50 .00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
0 .50
Net Realized and Unrealized Gain 1 .01
Total from Investment Operations 1 .51
Distributions from and/or in Excess of:
—
Net Investment Income ( 0 .46 )
Net Asset Value, End of Period
$ 51 .05
Total Return
(3)
3 .00%
(4)
Ratios to Average Net Assets and Supplemental Data:
$21,950
Net Assets, End of Period (Thousands) $ 21,950
Ratio of Expenses 0 .29%
(5) (6)
Ratio of Net Investment Income 1 .45%
(5) (6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(5) (7)
Portfolio Turnover Rate 18%
(4) (8)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

13
Annual Report — September 30, 2023
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification ("ASC") Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the
Calvert
US Select Equity ETF
 (the "Fund"), which seeks to provide
long-term capital appreciation. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices if
such bid and asked prices are available on the relevant ex-
changes. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on
the valuation date with no reported bid and asked prices
available on the exchange are valued at the mean between
the current bid and asked prices obtained from one or
more reputable brokers/dealers. In cases where a securi-
ty is traded on more than one exchange, the security is
valued on the exchange designated as the primary market;
(2) all other equity portfolio securities for which over-the-
counter (“OTC”) market quotations are readily available
are valued at the latest reported sales price (or at the mar-
ket official closing price if such market reports an official closing price), and if there was no trading in the security
on a given day and if there is no official closing price
from relevant markets for that day, the security is valued
at the mean between the last reported bid and asked
prices if such bid and asked prices are available on the rel-
evant markets. An unlisted equity security that does not
trade on the valuation date and for which bid and asked
prices from the relevant markets are unavailable is valued
at the mean between the current bid and asked prices
obtained from one or more reputable brokers/dealers;
(3) fixed income securities may be valued by an outside
pricing service/vendor approved by the Trust’s Board of
Trustees (the “Trustees”). The pricing service/vendor may
employ a pricing model that takes into account, among
other things, bids, yield spreads and/or other market data
and specific security characteristics. If Morgan Stanley
Investment Management Inc. (the “Adviser”) a whol-
ly-owned subsidiary of Morgan Stanley, determines that
the price provided by the outside pricing service/vendor
or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers
may also be utilized. In these circumstances, the value
of the security will be the mean of bid and asked prices
obtained from reputable brokers/dealers; (4) when market
quotations are not readily available, as defined by Rule
2a-5 under the Act, including circumstances under which
the Adviser determines that the closing price, last sale
price or the mean between the last reported bid and asked
prices are not reflective of a security’s market value, port-
folio securities are valued at their fair value as determined in good faith under procedures established by and under
the general supervision of the Trustees; and (5) invest-
ments in mutual funds, including the Morgan Stanley
Institutional Liquidity Funds, are valued at the net asset
value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
fair value.
2. Fair Value Measurement:
Financial Accounting Stan-
dards Board (“FASB”) Accounting Standards Codifica-
tion
TM
("ASC"), “Fair Value Measurement” (“ASC 820”),
defines fair value as the price that would be received to
sell an asset or pay to transfer a liability in an orderly
transaction between market participants at the measure-
ment date. ASC 820 establishes a three tier hierarchy to
distinguish between (1) inputs that reflect the assump-
tions market participants would use in valuing an asset or
liability developed based on market data obtained from
sources independent of the reporting entity (observable
inputs) and (2) inputs that reflect the reporting entity’s
own assumptions about the assumptions market partici-
pants would use in valuing an asset or liability developed
based on the best information available in the circum-
stances (unobservable inputs) and to establish classifica-
tion of fair value measurements for disclosure purposes.
Various inputs are used in determining the value of the
Fund’s investments. The inputs are summarized in the
three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 - other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
 Level 3 - significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2023:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions, Income and Expenses:
Security transactions are accounted for on the trade date
(date the order to buy or sell is executed). Realized gains
and losses on the sale of investment securities are deter-
mined on the specific identified cost method. Dividend
income and other distributions are recorded on the
ex-dividend date (except for certain foreign dividends
which may be recorded as soon as the Fund is informed
of such dividends) net of applicable withholding taxes.
Non-cash dividends received in the form of stock, if any,
are recognized on the ex-dividend date and recorded as
non-cash dividend at fair value.
B. Management Fees:
 The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
Inputs
(000)
Total
(000)
Assets:
Common Stocks $ 21,906
(1)
$ — $ — $ 21,906
Short-Term Investment
Investment Company 29 — — 29
Total Assets $21,935 $— $— $21,935
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.29% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan ("Plan")
pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to
0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. ("JPMorgan").
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 30,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with the Funds’ Distributor. An Authorized Participant is
either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net
Settlement System of the National Securities Clearing Corpo-
ration) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must
have executed an agreement (“Participation Agreement”) with
the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
("NYSE Arca") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of year- end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Af-
filiates:
For the year ended September 30, 2023 purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $24,113,144 and $4,069,723,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the year ended September 30,
2023. Purchase and Sales related to In-Kind transactions were
$2,994,812 and $1,557,371 for year end.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its invest-
ment in the Liquidity Fund. For the year ended September 30,
2023, management fees paid were reduced by $49 relating to
the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the year ended September 30, 2023 is as
follows:
Affiliated
Investment
Company
Value
January 30,
2023
Purchases
at Cost
Proceeds
from
Sales
Dividend
Income
Liquidity Fund $ – $ 293,565 $ 264,553 $ 1,706

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2023 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, due to a tax adjustment related to an in-kind redemption, resulted in the following reclassifications among the components of net assets at September 30, 2023:
At September 30, 2023, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2023, the Fund had available for fed-
eral income tax purposes unused short-term capital losses
of $297,876 that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
An investment in the Fund is based on the
values of the Fund’s investments, which may change due to
economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these
developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses
and populations and have a significant and rapid negative
impact on the performance of the Fund’s investments, adverse-
Affiliated
Investment
Company (cont'd)
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
September
30, 2023
Liquidity Fund   $ – $ – $ 29,012
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$196,967 $–
Total
Distributable Paid-In
Earnings Capital
$(330,001) $330,001
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$19,633 $–

Annual Report — September 30, 2023
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
ly affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse econom-
ic and market conditions and uncertainty over the long term
cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the
associated conditions impact the Fund and its investments will also depend on other future developments, which are highly
uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund’s invest-
ments (and, in turn, the Fund’s investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant creates or redeems, shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the
intraday value of the Fund’s holdings. Buying or selling shares in the secondary market may require paying brokerage com-
missions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount
and may be a significant proportional cost when seeking to
buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market
makers or other participants that trade the particular security.
The spread of the Fund’s shares varies over time based on the
Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another
entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale.
Any such investment may be held for a limited period of time.
There can be no assurance that any large shareholder would
not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negative-
ly impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.
J. Other:
At September 30, 2023, the Fund had record own-
ers of 10% or greater, which are related parties of the Fund. In-
vestment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners
was 93.0%.

18
Annual Report — September 30, 2023
Report of Independent Registered Public Accounting Firm
Morgan Stanley ETF Trust
To the Shareholders and Board of Trustees of Morgan Stanley ETF Trust –
Calvert US Select Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Calvert US Select Equity ETF (the “Fund”) (one of the
funds constituting Morgan Stanley ETF Trust (the “Trust”)), including the portfolio of investments, as of September 30, 2023, and the related statements of operations and changes in net assets and the financial highlights for the period from January 30, 2023
(commencement of operations) through September 30, 2023, and the related notes (collectively referred to as the “financial state-
ments”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley ETF Trust) at September 30, 2023, and the results of its operations, the changes in its net assets and its financial highlights for the period from January 30, 2023 (commencement of operations) through September 30, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
September 30, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
November 27, 2023

19
Annual Report — September 30, 2023
Federal Tax Notice (unaudited)
Morgan Stanley ETF Trust
For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended September 30, 2023. For corporate shareholders 100% of the dividends qualified for the dividends received deduction.
For federal income tax purposes, the following information is furnished with respect to the Fund’s earnings for its taxable year ended September 30, 2023. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $196,967 as taxable at this lower rate.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

20
Annual Report — September 30, 2023
Important Notices (unaudited)
Morgan Stanley ETF Trust
Reporting to Shareholders
The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the securi-
ty names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”),
a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custo-
dian and Distributor will not disseminate non-public information concerning the Trust. The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Semi-Annual and Annual reports, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Fund's portfolio holdings will be available on the Fund’s public website, www.calvert.com.
Proxy Voting Policy and Proxy Voting Record
The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall invest-
ment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.
The Adviser has engaged Calvert to provide proxy voting services with respect to the Trust. The Adviser’s Proxy Voting Policy speci-
fies that each Fund will follow Calvert’s Proxy Voting Policies and Procedures and Global Proxy Voting Guidelines. When available, the Trust’s proxy voting record for the most recent 12-month period ending June 30, as filed with the SEC, will be available without charge on our web site at www.calvert.com. The Trust’s proxy voting record will also be available without charge on the SEC’s web site at http://www.sec.gov.
Tailored Shareholder Reports
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available on-
line, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Morgan Stanley Funds.

21
Annual Report — September 30, 2023
U.S. Customer Privacy Notice (unaudited)
April 2021
Morgan Stanley ETF Trust
FACTS
WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and income
investment experience and risk tolerance
checking account number and wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and
whether you can limit this sharing.
Reasons we can share your personal information Does MSIM share? Can you limit this sharing?
For our everyday business purposes —
such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —
to offer our products
and services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our investment management affiliates’
everyday business purposes —
information about your
transactions, experiences, and creditworthiness
Yes Yes
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For our investment management affiliates to
market to you
Yes Yes
For our affiliates to market to you
No We don’t share
For non-affiliates to market to you
No We don’t share

Annual Report — September 30, 2023
U.S. Customer Privacy Notice (unaudited) (cont’d)
22
April 2021
Morgan Stanley ETF Trust
To limit our
sharing
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Who we are
Who is providing this notice?
Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Investment Management
Affiliates definition below)
What we do
How does MSIM protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does MSIM collect my personal
information?
We collect your personal information, for example, when you
open an account or make deposits or withdrawals from
your account
buy securities from us or make a wire transfer
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for non-affiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing. See below for more on your rights under state law.

Annual Report — September 30, 2023
U.S. Customer Privacy Notice (unaudited) (cont’d)
23
April 2021
Morgan Stanley ETF Trust
Definitions
Investment Management Affiliates
MSIM Investment Management Affiliates include registered
investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division.
Investment Management Affiliates does not include entities
associated with Morgan Stanley Wealth Management, such as
Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates
Companies related by common ownership or control. They can
be financial and non-financial companies.
Our affiliates include companies with a Morgan Stanley
name and financial companies such as Morgan Stanley
Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates
Companies not related by common ownership or control. They
can be financial and non-financial companies.
MSIM does not share with non-affiliates so they can market
to you.
Joint marketing
A formal agreement between non-affiliated financial companies that together market financial products or services to you.
MSIM doesn’t jointly market
Other Important Information
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with
California privacy laws that apply to us.

24
Annual Report — September 30, 2023
Trustees and Officers Information (unaudited)
Morgan Stanley ETF Trust
Independent Trustees:
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Frank L. Bowman
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1944
Trustee Since
August
2006
President, Strategic Decisions, LLC (consulting) (since
February 2009); Director or Trustee of various Morgan
Stanley Funds (since August 2006); Chairperson of the
Compliance and Insurance Committee (since October
2015); formerly, Chairperson of the Insurance Sub-
Committee of the Compliance and Insurance Committee
(2007-2015); served as President and Chief Executive
Officer of the Nuclear Energy Institute (policy organization)
(February 2005-November 2008); retired as Admiral,
U.S. Navy after serving over 38 years on active duty
including 8 years as Director of the Naval Nuclear
Propulsion Program in the Department of the Navy and
the U.S. Department of Energy (1996-2004); served as
Chief of Naval Personnel (July 1994-September 1996)
and on the Joint Staff as Director of Political Military
Affairs (June 1992-July 1994); knighted as Honorary
Knight Commander of the Most Excellent Order of the
British Empire; awarded the Officier de l’Orde National du
Mérite by the French Government; elected to the National
Academy of Engineering (2009).
86 Director of Naval and
Nuclear Technologies
LLP; Director Emeritus
of the Armed Services
YMCA; Member of
the National Security
Advisory Council of
the Center for U.S.
Global Engagement
and a member of the
CNA Military Advisory
Board; Chairman
of Fairhaven United
Methodist Church;
Member of the Board
of Advisors of the
Dolphin Scholarship
Foundation; Director of
other various nonprofit
organizations;
formerly, Director of
BP, plc (November
2010- May 2019).
Frances. L Cashman
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1961
Trustee Since February
2022
Director or Trustee of various Morgan Stanley Funds
(since February 2022); Chief Executive Officer, Asset
Management Division, Euromoney Institutional Investor
PLC (financial information) (May 2021-Present); Executive
Vice President and various other roles, Legg Mason & Co.
(asset management) (2010-2020); Managing Director,
Stifel Nicolaus (2005-2010).
87 Trustee and
Investment Committee
Member, Georgia
Tech Foundation
(Since June 2019);
Trustee and Chair of
Marketing Committee,
Loyola Blakefield
(Since September
2017); Trustee, MMI
Gateway Foundation
(since September
2017); Director and
Investment Committee
Member, Catholic
Community
Foundation Board
(2012–2018); Director
and Investment
Committee Member,
St. Ignatius Loyola
Academy (2011-
2017).
Kathleen A. Dennis
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1953
Trustee Since
August
2006
Chairperson of the Governance Committee (since January
2021), Chairperson of the Liquidity and Alternatives Sub-
Committee of the Investment Committee (2006-2020) and
Director or Trustee of various Morgan Stanley Funds (since
August 2006); President, Cedarwood Associates (mutual
fund and investment management consulting) (since July
2006); formerly, Senior Managing Director of Victory
Capital Management (1993-2006).
86 Board Member,
University of
Albany Foundation
(2012-present); Board
Member, Mutual
Funds Directors
Forum (2014-present);
Director of
various non-profit
organizations.

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)
25
Morgan Stanley ETF Trust
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Nancy C. Everett
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1955
Trustee Since
January
2015
Chairperson of the Equity Investment Committee (since
January 2021); Director or Trustee of various Morgan
Stanley Funds (since January 2015); Chief Executive
Officer, Virginia Commonwealth University Investment
Company (since November 2015); Owner, OBIR, LLC
(institutional investment management consulting) (since
June 2014); formerly, Managing Director, BlackRock, Inc.
(February 2011-December 2013) and Chief Executive
Officer, General Motors Asset Management (a/k/a
Promark Global Advisors, Inc.) (June 2005-May 2010).
87 Formerly, Member
of Virginia
Commonwealth
University School of
Business Foundation
(2005-2016);
Member of Virginia
Commonwealth
University Board of
Visitors (2013-2015);
Member of Committee
on Directors for
Emerging Markets
Growth Fund, Inc.
(2007-2010);
Chairperson of
Performance Equity
Management, LLC
(2006-2010); and
Chairperson, GMAM
Absolute Return
Strategies Fund, LLC
(2006-2010).
Eddie A. Grier
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1955
Trustee Since
February
2022
Director or Trustee of various Morgan Stanley Funds
(since February 2022); Dean Santa Clara University
Leavey School of Business (since April 2021); Dean,
Virginia Commonwealth University School of Business
(2010-2021); President and various other roles, Walt
Disney Company (entertainment and media) (1981-2010).
87 Director, Witt/Kieffer,
Inc.
(executive search)
(since 2016); Director,
NuStar GP, LLC
(energy) (since August
2021); Director,
Sonida Senior Living,
Inc. (residential
community operator)
(2016-2021); Director,
NVR, Inc.
(home building)
(2013-2020); Director,
Middleburg Trust
Company (wealth
management) (2014-
2019); Director,
Colonial Williamsburg
Company (since2012);
Regent, University of
Massachusetts
Global (since
2021); Director
and Chair, Child
Fund International
(2012-2021); Trustee,
Brandman University
(2010-2021); Director,
Richmond Forum
(2012-2019).

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)
26
Morgan Stanley ETF Trust
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Jakki L. Hassler
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1957
Trustee Since
January
2015
Director or Trustee of various Morgan Stanley Funds
(since January 2015); Chairperson of the Audit Committee
(since January 2023) Chairman, Opus Capital Group (since
1996); formerly, Chief Executive Officer, Opus Capital
Group (1996-2019); Director, Capvest Venture Fund, LP
(May 2000-December 2011); Partner, Adena Ventures, LP
(July 1999 December 2010); Director, The Victory Funds
(February 2005- July 2008).
87 Director of Cincinnati
Bell Inc. and Member,
Audit Committee and
Chairman, Governance
and Nominating
Committee; Director
of Service Corporation
International and
Member, Audit
Committee and
Investment
Committee; Director,
Barnes Group Inc.
(since July 2021);
Director of Northern
Kentucky University
Foundation and
Member, Investment
Committee; Member
of Chase College of
Law Transactional
Law Practice Center
Board of Advisors;
Director of Best
Transport; Director
of Chase College of
Law Board of Visitors;
formerly, Member,
University of Cincinnati
Foundation Investment
Committee.
Dr. Manuel H. Johnson
c/o Johnson Smick
International, Inc.
2201 I Street, NE Suite 200
Washington, D.C. 20002
Birth Year: 1949
Trustee Since July
1991
Senior Partner, Johnson Smick International, Inc.
(consulting firm); Chairperson of the Fixed Income,
Liquidity and Alternatives Investment Committee (since
January 2021), Chairperson of the Investment Committee
(2006-2020) and Director or Trustee of various Morgan
Stanley Funds (since July 1991); Co-Chairman and a
founder of the Group of Seven Council (G7C) (international
economic commission); formerly, Chairperson of the Audit
Committee (July 1991- September 2006); Vice Chairman
of the Board of Governors of the Federal Reserve System
and Assistant Secretary of the U.S. Treasury.
86 Director of NVR, Inc.
(home construction).
Joseph J. Kearns
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1942
Trustee Since August
1994
Senior Adviser, Kearns & Associates LLC (investment
consulting); Director or Trustee of various Morgan Stanley
Funds (August 1994 December 2022); formerly, Deputy
Chairperson of the Audit Committee (July 2003-September
2006) and Chairperson of the Audit Committee of various
Morgan Stanley Funds (since August 1994); CFO of the J.
Paul Getty Trust (1982-1999).
87 Director, Rubicon
Investments (since
February 2019); Prior
to August
2016, Director
of Electro Rent
Corporation
(equipment leasing).
Prior to December 31,
2013, Director of The
Ford Family
Foundation.

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)
27
Morgan Stanley ETF Trust
* This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes (as of December 31, 2022) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanly Investment Management Inc.
(the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).
*** This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.
Name, Address and Birth Year of
Independent Trustee
Position(s) Held
with Registrant
Length of Time
Served*
Principal Occupation(s) During Past 5 Years and Other
Relevant Professional Experience
Number of Funds
in Fund Complex
Overseen by
Independent
Trustee**
Other Directorships
Held by Independent
Trustee During Past
5 Years***
Michael F. Klein
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1958
Trustee Since August
2006
Chairperson of the Risk Committee (since January 2021);
Managing Director, Aetos Alternatives Management, LP
(since March 2000); Co-President, Aetos Alternatives
Management, LP (since January 2004) and Co-Chief
Executive Officer of Aetos Alternatives Management, LP
(since August 2013); Chairperson of the Fixed Income
Sub-Committee of the Investment Committee (2006-
2020) and Director or Trustee of various Morgan Stanley
Funds (since August 2006); formerly, Managing Director,
Morgan Stanley & Co. Inc. and Morgan Stanley Dean
Witter Investment Management and President, various
Morgan Stanley Funds (June 1998-March 2000); Principal,
Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter
Investment Management (August 1997-December 1999).
86 Director of certain
investment funds
managed or
sponsored by Aetos
Alternatives
Management, LP;
Director of Sanitized
AG and Sanitized
Marketing AG
(specialty chemicals).
Patricia A. Maleski
c/o Perkins Coie LLP Counsel to the
Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1960
Trustee Since
January
2017
Director or Trustee of various Morgan Stanley Funds
(since January 2017); Managing Director, JPMorgan Asset
Management (2004-2016); Oversight and Control Head of
Fiduciary and Conflicts of Interest Program (2015-2016);
Chief Control Officer—Global Asset Management (2013-
2015); President, JPMorgan Funds (2010- 2013); Chief
Administrative Officer (2004-2013); various other positions
including Treasurer and Board Liaison (since 2001).
87 Trustee, Nutley Family
Service
Bureau, Inc. (since
January 2022).
W. Allen Reed
c/o Perkins Coie LLP Counsel to
the Independent Trustees
1155 Avenue of the Americas
22nd Floor
New York, NY 10036
Birth Year: 1947
Chair of the Board
and
Trustee
Chair of the
Board since
August 2020
and Director
since August
2006
Chair of the Boards of various Morgan Stanley Funds
(since August 2020); Director or Trustee of various
Morgan Stanley Funds (since August 2006); formerly,
Vice Chair of the Boards of various Morgan Stanley
Funds (January 2020-August 2020); President and Chief
Executive Officer of General Motors Asset Management;
Chairman and Chief Executive Officer of the GM Trust
Bank and Corporate Vice President of General Motors
Corporation (August 1994-December 2005).
86 Formerly, Director
of Legg Mason,
Inc. (2006-2019);
and Director of the
Auburn University
Foundation (2010-
2015).

Annual Report — September 30, 2023
Trustees and Officers Information (unaudited) (cont’d)
28
Morgan Stanley ETF Trust
Executive Officers:
The Fund’s statement of additional information incudes further information about the Fund’s Trustees and Officers, and is available without charge by visiting www.calvert.com or upon request by calling 1 (800) 836-2414.
*This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves an indefinite term, until his or her successor is elected.
Name, Address and Birth Year of Executive Officer
Position(s) Held
with Registrant
Length of Time
Served* Principal Occupation(s) During Past 5 Years
John H. Gernon
522 Fifth Avenue
New York, NY 10036
Birth Year: 1963
President
and Principal
Executive Officer
Since September
2013
President and Principal Executive Officer of the Equity and Fixed Income Funds and the
Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the
Adviser.
Deidre A. Downes
1633 Broadway
New York, NY 10019
Birth Year: 1977
Chief Compliance
Officer
Since November
2021
Executive Director of the Adviser (since January 2021) and Chief Compliance Officer of various Morgan Stanley Funds (since November 2021). Formerly, Vice President and
Corporate Counsel at PGIM and Prudential Financial (October 2016-December 2020).
Francis J. Smith
522 Fifth Avenue
New York, NY 10036
Birth Year: 1965
Treasurer and
Principal Financial
Officer
Treasurer since
July 2003 and
Principal Financial
Officer since
September 2002
Managing Director of the Adviser and various entities affiliated with the Adviser;
Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley
Funds (since September 2002).
Mary E. Mullin
1633 Broadway
New York, NY 10019
Birth Year: 1967
Secretary Since
June
1999
Managing Director of the Adviser; Secretary of various Morgan Stanley Funds (since
June 1999).
Michael J. Key
522 Fifth Avenue
New York, NY 10036
Birth Year: 1979
Vice President Since
June
2017
Vice President of the Equity and Fixed Income Funds, Liquidity Funds, various money market funds and the Morgan Stanley AIP Funds in the Fund Complex (since June
2017); Executive Director of the Adviser; Head of Product Development for Equity and
Fixed Income Funds (since August 2013).
Anthony R. Rochte
522 Fifth Avenue
New York, NY 10036
Birth Year: 1968
Vice President,
Morgan Stanley
ETF Trust
Since September
2022
Managing Director and Global Head of Exchange-Traded Funds at Morgan
Stanley Investment Management (since March 2022); Co-Head of
Goldman Sachs Private Bank Select (January 2020 – March 2022); Head of
Fidelity Institutional Investments & Technology Solutions (August 2017 –
January 2020).

29
Morgan Stanley ETF Trust
Annual Report — September 30, 2023
Adviser
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
Distributor
Foreside Fund Services, LLC
3 Canal Plaza Suite 100
Portland, Maine 04101
Dividend Disbursing and Transfer Agent
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Custodian and Administrator
JPMorgan Chase Bank, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240
Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036
Counsel to the Independent Trustees
Perkins Coie LLP
1155 Avenue of the Americas
22nd Floor
New York, New York 10036
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

ETFCALUSELEQTYANN
6057905 EXP 11.30.24
Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036
© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

Item 2.  Code of Ethics.

(a)        The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        No information need be disclosed pursuant to this paragraph.

(c)        Not applicable.

(d)       Not applicable.

(e)        Not applicable.

(f)

            (1)        The registrant’s Code of Ethics is attached hereto as Exhibit 13 A.

            (2)        Not applicable.

            (3)        Not applicable.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees have determined that Jakki L. Haussler, an “independent” Trustee, is an “audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2023
	Registrant	Covered Entities(1)
Audit Fees……………………	$213,000	N/A

Non-Audit Fees
Audit-Related Fees…...	$ - (2)	$ - (2)
Tax Fees…………….…	$ - (3)	$ - (4)
All Other Fees………..	$ -	$ 1,586,712 (5)
Total Non-Audit Fees……….	$ -	$ 1,586,712

Total…………………………	$213,000	$ 1,586,712

2022
	Registrant	Covered Entities(1)
Audit Fees……………………	$-	N/A

Non-Audit Fees
Audit-Related Fees…..	$ - (2)	$ - (2)
Tax Fees………………	$ - (3)	$ - (4)
All Other Fees………..	$ -	$ - (5)
Total Non-Audit Fees………	$ -	$ -

Total…………………………	$ -	$ -

N/A- Not applicable, as not required by Item 4.

(1)
   Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)
   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
(3)

Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)

Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
(5)
   The fees included under “All Other Fees” are for services provided by Ernst & Young LLP related to surprise examinations for certain investment accounts to satisfy SEC Custody Rules and consulting services related to merger integration for sister entity to the Adviser.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

AUDIT COMMITTEE
AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY AND PROCEDURES
OF THE
MORGAN STANLEY FUNDS
AS ADOPTED AND AMENDED JULY 23, 2004 AND JUNE 12 AND 13, 2019
3
1.         Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.
____________________
3
This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

2.         Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.         Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix A.  All other Audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.         Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-CEN and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix A.  All other Audit-related services not listed in Appendix A must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.         Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix A.  All Tax services in Appendix A must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.         All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix A.  Permissible All Other services not listed in Appendix A must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.         Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.         Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Principal Financial and Accounting Officer and must include a detailed description of the services to be rendered.  The Fund’s Principal Financial and Accounting Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee or Chairperson of the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Financial and Accounting Officer, who, after consultation with the Independent Auditors, will discuss whether the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Principal Financial and Accounting Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Principal Financial and Accounting Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Principal Financial and Accounting Officer and management will immediately report to the Chairperson of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Principal Financial and Accounting Officer or any member of management.

9.         Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with the PCAOB’s Ethics and Independence Rule 3526, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Funds
Morgan Stanley & Co. LLC
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Morgan Stanley Services Company, Inc.
Morgan Stanley Distribution, Inc.
Morgan Stanley AIP GP LP
Morgan Stanley Alternative Investment Partners LP
Morgan Stanley Smith Barney LLC
Morgan Stanley Capital Management LLC
Morgan Stanley Asia Limited
Morgan Stanley Services Group

(e)(2)
Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees have considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.
                                                                                                            APPENDIX  A

Pre-Approved Audit Services

Service Range of Fees
	The Fund(s)	Covered Entities
Statutory audits or financial audits for the Funds	For a complete list of fees, please contact the legal department **	N/A

Services associated with SEC registration statements (including new fund filings/seed audits), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters

	*	*

Consultations by the Fund’s management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be “audit related” services rather than “audit” services)

	*	*

Pre-Approved Audit-Related Services

Service Range of Fees
	The Fund(s)	Covered Entities
Attest procedures not required by statute or regulation	*	*
Due diligence services pertaining to potential fund mergers	*	*

Consultations by the Fund’s management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be “audit” services rather than “audit-related” services)

	*	*
General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act	*	*

Pre-Approved Tax Services

Servi ce Range of Fees
	The Fund(s)	Covered Entities
U.S. federal, state and local tax planning and advice	*	*
U.S. federal, state and local tax compliance	*	*
International tax planning and advice	*	*
International tax compliance	*	*
Review/preparation of federal, state, local and international income, franchise, and other tax returns	$450,000 PwC	N/A
Identification of Passive Foreign Investment Companies PwC ITV Tool – assist in determining which Fund holdings have foreign capital gains tax exposure	$175,000 PwC $125,000 PwC	* *
Foreign Tax Services - Preparation of local foreign tax returns and assistance with local tax compliance issues (including maintenance of transaction schedules, assistance in periodic tax remittances, tax registration, representing funds before foreign revenue authorities and assistance with assessment orders)
	$500,000 PwC	*
Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies	*	*
Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund’s tax compliance function)	*	*

Pre-Approved All Other Services

Service Range of Fees
	The Fund(s)	Covered Entities
Risk management advisory services, e.g., assessment and testing of security infrastructure controls	*	*

*
Aggregate fees related to the pre-approved services will be limited to 10% of the 2023/2024 annual fees for audit and tax services.
** Audit and tax services for new funds/portfolios will be subject to the maximum audit and tax fee for a fund/portfolio on fee schedule distributed by the Auditors.

Prohibited Non-Audit Services

  Bookkeeping or other services related to the accounting records or financial statements of the audit client
  Financial information systems design and implementation
  Appraisal or valuation services, fairness opinions or contribution-in-kind reports
  Actuarial services
  Internal audit outsourcing services
  Management functions
  Human resources
  Broker-dealer, investment adviser or investment banking services
  Legal services
  Expert services unrelated to the audit

(i)         Not Applicable.

(j)         Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a)

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Joseph J. Kearns, Nancy C. Everett, Eddie A. Grier and Jakki L. Haussler.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable

Item 13. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers (insert hyperlink here)

(b)A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT (insert hyperlink here).

(c)Section 906 Certification ( insert hyperlink here)

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley ETF Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 20, 2023

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 20, 2023

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
November 20, 2023